ANNUAL REPORT

June 30, 1998 (unaudited)


TIFF
 INVESTMENT
 PROGRAM

Investment management
for foundations











                     August 28, 1998

Dear TIP Member:

           We are pleased to present the Semi-Annual Report to Members of the TIFF Investment Program, Inc. (TIP).

           As you know, TIP is a family of multi-manager, commingled funds open exclusively to 501(c)(3) organizations. TIP administers six Funds at present:
Multi-Asset, International Equity, Emerging Markets, U.S. Equity, Bond, and Short-Term. All of TIP's Funds enable member foundations to delegate to TIP responsibility for the time-intensive tasks of selecting money managers and other vendors. The Multi-Asset Fund goes beyond this by providing Members with an opportunity to also delegate to TIP responsibility for the all-important task of asset allocation.

           We are very gratified by the favorable reception that TIP has received from the not-for-profit community. We are engaged in active discussions with numerous organizations throughout the United States that have expressed interest in learning more about TIP and would welcome the opportunity to discuss this exciting initiative with other eligible investors.

           For further information about the TIFF Investment Program, please call us at 800-984-0084.

                     Sincerely,



                     David A. Salem
                     President






CONTENTS



TIFF Multi-Asset Fund
           Performance Graph              1
           Schedule of Investments        2

TIFF International Equity Fund
           Performance Graph              8
           Schedule of Investments        9

TIFF Emerging Markets Fund
           Performance Graph              14
           Schedule of Investments        15

TIFF U.S. Equity Fund
           Performance Graph              20
           Schedule of Investments        21

TIFF Bond Fund
           Performance Graph              24
           Schedule of Investments        25

TIFF Short-Term Fund
           Performance Graph              28
           Schedule of Investments        29

Statement of Assets and Liabilities       30

Statement of Operations                   32

Statement of Changes in Net Assets        34

Financial Highlights                      37

Notes to Financial Statements             43










* 25% Wilshire 5000, 25% MSCI All Country World ex US, 20% Merrill LynchTreasury Bill Index + 5% per annum, 10% MSCI Global Resource-Related Index, 15% Lehman Aggregate Bond Index, and 5% JP Morgan Non-US Government Bond Index.


Policy Considerations

The Fund seeks to achieve its objective through two means: (1) diversification across multiple asset classes and (2) active strategies. The strategies are usefully subdivided into two categories: (1) the shifting of funds among the various asset classes ("segments") in which the Fund invests and (2) security selection within these segments. The segments are US stocks, foreign stocks, absolute return, resource-related, US bonds, and foreign bonds. Importantly, the active strategies are implemented not by the cooperative's board or staff but by the Fund's outside managers. Some of these managers are specialists chosen for their perceived ability to add value within a specific segment, while others are generalists that seek to outperform their benchmarks through security selection within segments and the occasional shifting of funds among segments.





Investment Performance for
the Periods Ended June 30, 1998

           Average Annual
           Total Return (Net of Fees)

                     Since
           Trailing  Inception
           1 Year    3/31/95

TIFF Multi-Asset Fund          4.7        12.5
CPI +5% per annum                6.9       7.5
Constructed Index*             10.3       14.0


Performance Evaluation

Preface. The Multi-Asset Fund has achieved its primary objective of producing a real or inflation-adjusted return exceeding 5% (see graph above). But the Fund has not outperformed the Constructed Index that reflects its normal segment weights. The fund's total return was +6.4% for the six month period ended June 30, 1998, the Constructed Index's return was +9.1%, producing a differential of -2.7%. The causes of this differential were (1) FAI-induced segment tilts (+0.1%), manager-induced segement tilts (-0.7%), manager-induced country tilts (+0.5%), and other manager strategies and tactics (-2.6%).

Caveats. Of necessity, these figures represent estimates only: external cash flows and the Fund's use of commingled vehicles preclude the reporting of precise attribution data. Moreover, the data presented analyze Fund results through a prism quite different from the prism employed by managers to whom a large fraction of the Fund's assets have been allocated. For example, Bee & Associates as well as Harding, Loevner are "bottom-up" stockpickers: for these two managers (and others employed by the Fund), segment and country tilts are a by-product of individual stock selection, as distinct from conscious strategic choices. Accordingly, judgments about the managers' competence individually or in the aggregate - based solely on the methods used to construct the accompanying table are suspect at best.

Comments. The market environment during 4Q 1997 and 1Q 1998 was unusually inhospitable to the two aforementioned managers (Bee and Harding, Loevner). Indeed, these two firms account for about 60% of the performance deficit analyzed above, with Bee performing especially poorly during late 1997 and early 1998, only to rebound smartly during 2Q 1998. Two of the Fund's other managers also encountered difficulties. Due to a paucity of issues meeting its valuation criteria, Standard Pacific materially underweighted US stocks and lagged its benchmark by 8.8% (5.7% vs. 14.5%). And the Fund's resource-related specialist (Wellington) underperformed its benchmark also due largely to its decision to underweight certain "megacap" stocks whose weights in its benchmark have soared due to their strong relative performance (e.g., Royal Dutch Petroleum, Exxon). Importantly, all of the firms mentioned above have managed money for TIFF for longer than nine months, with generally favorable results, as have four of the Fund's five absolute return-oriented managers (Lone Pine was funded just six months ago).




TIFF Multi-Asset Fund / Schedule of InvestmentsJune 30, 1998 (unaudited)


                     Long-Term Investments - 99.0%

                     Common  Stocks - 51.2%

                     U.S. Common Stocks - 20.5%

                     Aerospace - 0.7%
          30,000     AlliedSignal, Inc.                       $1,331,250
          25,000     Boeing Co.                                1,114,063
                                                               2,445,313
                     Agricultural Biotech - 0.2%
11,000               Monsanto Co.                                614,625
                     Airlines - 0.4%

22,606               Continental Airlines - Class B *          1,376,140
                     Building Production - 0.1%
4,325                York International Corp.                    188,408

                     Chemicals - 0.3%
18,910               Carbide/Graphite Group, Inc. (The) *        525,934
25,000               Wellman, Inc.                               567,188
                                                               1,093,122
                     Circuits - 0.3%
 9,602               Level One Communications, Inc. *            225,646
8,651                Micrel, Inc. *                              281,158
12,975               Sanmina Corp. *                             562,791
                                                               1,069,595
                     Communications - 0.0% +++
 3,460               Cellular Communications International, Inc. 172,567

                     Computer - 0.2%
19,896               Smart Modular Technologies, Inc. *          290,979
20,367               STB Systems, Inc. *                         254,588
6,574                SunGard Data Systems, Inc. *                252,277
                                                                 797,844
                     Computer Sofware - 0.4%
15,000               Aspen Technologies, Inc. *                  757,500
25,212               DataWorks Corp. *                           334,059
2,271                Orcad, Inc. *                                22,142
11,784               Structural Dynamics Research Corp. *        272,505
                                                               1,386,206
                     Construction - 0.2%
 20,000              J. Ray McDermott, SA *                      830,000
                     Cosmetics - 0.5%
 20,000              Colgate-Palmolive Co.                     1,760,000

                     Data Processing - 0.1%
 33,280              ForSoft Ltd. *                              511,680

                     Direct Marketing - 0.1%
 23,220              TeleSpectrum Worldwide, Inc. *              203,175

                     Diversified Minerals - 0.1%
30,000               Cyprus Amax Minerals Co.                    397,500

                     Electronics - 0.7%
62,350               Catalina Lighting, Inc. *                   237,709
7,785                DSP Group, Inc. *                           153,754
34,770               Maxim Intergrated Products, Inc. *        1,101,774
29,703               SCI Systems, Inc. *                       1,117,575
3,028                SDL, Inc. *                                  72,294
2,683,106
                     Financial - 1.5%
85,646               Allied Capital Corp.                      $2,098,327
40,000               Federal National Mortgage Association      2,430,000
30,740               Heller Financial, Inc. *                     922,200
5,450,527
                     Foods - 0.3%
12,000               Wrigley (WM) Jr. Co.                       1,176,000

                     Forestry - 0.3%
23,000               Weyerhauser Co.                           1,062,313
                     Hotels/Restaruants - 0.2%
21,386               American General Hospitality Corp.          454,453
10,866               Brinker International, Inc. *               209,170
3,460                Friendly Ice Cream Corp. - Class A *         58,388
8,802                Ruby Tuesday, Inc.                          136,431
                                                                 858,442
                     Identification System Development - 0.1%
23,730               Vivid Technologies, Inc. *                  272,895

                     Leisure - 0.3%
15,064               Coastcast Corp. *                           271,152
21,954               Galileo International, Inc.                 989,302
                                                               1,260,454

                     Machines - 1.1%
20,000               Deere & Co.                               1,057,500
43,000               Dover Corp.                               1,472,750
40,000               Thermo Electron Corp. *                   1,367,500
13,691               Tokheim Corp. *                             280,666
4,178,416
                     Manufacturing - 1.0%
70,000               KLA-Tencor Corp. *                        1,938,125
8,650                Nike, Inc. - Class B                        421,147
18,375               Russell Corp.                               554,696
15,905               Warnaco Group, Inc. - Class A               674,968
                                                               3,588,936
                     Medical Supplies - 1.6%
30,000               Baxter International, Inc.                1,614,375
156,000              Physio-Control International Corp. *      4,104,750
                                                               5,719,125
                     Metals - 1.3%
20,700               Aluminum Company of America (Alcoa)       1,364,906
56,000               EASCO, Inc.                                 563,500
9,400                Phelps Dodge Corp.                          537,563
80,000               Santa Fe Energy Resources, Inc. *           860,000
6,747                Solectron Corp. *                           283,796
25,000               Stillwater Mining Co. *                     678,125
13,500               Titanium Metals Corp.                       297,844
                                                               4,585,734
                     Mining - 0.4%
60,200    Freeport-McMoRan Copper & Gold, Inc. -
                     Class A                                     857,850
30,000    Newmont Mining Corp.                                   708,750
                                                               1,566,600
                     Networking - 0.1%
47,339               Hypercom Corp. *                            473,390

                     Oil/Gas Exploration - 1.6%
20,000               Tom Brown, Inc. *                           376,250
          22,434     Burlington Resources, Inc.                  966,064
          11,000     Cooper Cameron Corp. *                     $561,000
12,200               Houston Exploration Company *               279,838
37,871               Newfield Exploration Company *              942,041
23,173               Ocean Energy, Inc. *                        453,322

40,000               Pogo Producing Co.                        1,005,000
17,500               USX-Marathon Group, Inc.                    600,469
17,100               Vastar Resources, Inc.                      747,056
                                                               5,931,040
                     Oil/Gas Services - 1.7%
20,000               Anadarko Petroleum Corp.                  1,343,750
30,000               Baker Hughes, Inc.                        1,036,875
24,000               Exxon Corp.                               1,711,500
27,000               Schlumberger, Ltd.                        1,844,437
     1               Texaco, Inc.                                     60
15,000               Tuboscope Vetco International Corp. *       296,250
                                                               6,232,872
                     Paper & Related Products - 0.3%
32,000               Willamette Industries, Inc.               1,024,000

                     Pharmaceutical - 0.6%
20,166               Jones Medical Industries, Inc.              667,998
15,000               Pfizer, Inc.                              1,630,313
                                                               2,298,311

                     Power Conversion/Supply Equipment - 0.3%
39,172               American Power Conversion Corp. *
                                                               1,175,160
                     Printing - 0.3%
16,609               Consolidated Graphics, Inc. *               979,931

                     Railroad - 0.3%
45,000               Wisconsin Central Transportation Corp. *    984,375

                     Rental Auto/Equipment - 0.2%
24,236               Avis Rent A Car, Inc. *                     599,841

                     Retail - 0.8%
17,276               Barnes & Noble, Inc. *                      646,770
12,719               Kenneth Cole Productions, Inc. - Series A * 329,104
14,574               Friedman's, Inc. *                          241,382
13,693               Michaels Stores, Inc. *                     483,105
28,802               Office Depot, Inc. *                        909,063
17,663               OfficeMax, Inc. *                           291,440
                                                               2,900,864
                     Schools - 0.1%
20,256               Career Education Corp. *                    496,272

                    Services - 1.1%
11,908               Alliance Communications Corp.- Class B      205,412
83,195               Computer Learning Centers, Inc. *         2,069,476
11,070               Data Transmission Network *                 442,800
14,638               PMT Services, Inc. *                        372,354
42,974               Renaissance Worldwide, Inc. *               934,685
4,024,727
                     Telecommunication - 0.4%
27,191               ADC Telecommunications, Inc. *              993,320
27,031               Allegiance Telecom Inc. *                   405,465
                                                               1,398,785
                     Textiles - 0.3%
63,073               Authentic Fitness Corp.                     997,342

                     Tobacco - 0.0% +++
12,586               Dimon, Inc.                                $141,593
                     Total U.S. Common Stocks
                     (Cost $69,316,642)                       74,907,226

                     Foreign Common Stocks - 30.7%

                     Argentina - 0.4%
48,960               Quilmes Industrial SA                       430,848
30,000               YPF-Sociedad Anonima ADR                    901,875
                                                               1,332,723
                     Australia - 0.0% +++
70,896               Acacia Resources Ltd.                        75,701

                     Bermuda - 0.2%
17,000               PartnerRe Ltd.                              867,000

                     Brazil - 0.2%
34,500               Companhia Vale Do Rio Doce - ADR *          700,968
7,500                Compania Brasileira de Distribuicao
                     Grupo Pao de Acurcar - ADR                  169,688
                                                                 870,656
                     Canada - 2.2%
40,000               Alberta Energy Company Ltd.                 938,428
70,000               Barrick Gold Corp.                        1,343,125
50,000               Canadian Occidental Petroleum Ltd.        1,075,000
2,163                Eaton Co. Ltd. *                             22,076
26,400               Euro-Nevada Mining Corp.                    359,948
30,625               Greenstone Resources Ltd. *                 118,672
70,000               Memotec Communications, Inc. *               58,072
50,000               PanCanadian Petroleum Ltd.                  744,620
60,000               Placer Dome, Inc.                           705,000
375,000              Queenstake Resources Ltd. * (e)              76,546
71,852               Rio Alto Exploration Ltd. *                 794,439
22,000               Royal Bank of Canada                      1,336,735
10,000               Talisman Energy, Inc. *                     291,250
7,863,911
                     Cayman Islands - 0.0% +++
15,600               Apex Silver Mines Ltd. *                    151,125

                     Demark - 0.2%
14,056               ESG Re Ltd.                                 303,961
7,400                Danisco AS                                  497,425
                                                                 801,386

                     France - 3.2%
6,315                Canal Plus                                1,180,081
2,800                Compagnie de Saint-Gobain                   519,067
16,315               Eiffage                                   1,411,071
9,500                Equipements et  Composants pour
                     l'Industrie Automobile                    2,639,325
31,500               Financiere et Industrielle Gaz et Eaux *  1,726,327
15,380               Montupet *                                  610,418
20,106               Renault SA                                1,143,452
5,347                Strafor-Facom SA                            522,586
1,679                Suez Lyonnaise des Eaux                     276,270
25,000               Total Compagnie Francaise des Petroles
                     SA - ADR                                  1,634,375
8                    Valeo SA                                        818
11,663,790
                     Germany - 2.2%
27,000               Bayer AG                                  1,397,351
255                  Bien-Haus AG                                 87,605
23,000               Deutsche Bank AG                         $1,944,811
6,153                Mannesmann AG *                             632,449
70,000               Rinol AG                                  3,044,827
7,000                SGL Carbon AG                               815,316
                                                               7,922,359
                     Ghana - 0.2%
101,695              Ashanti Goldfields Co. Ltd. - GDR           826,272
                     Greece - 0.2%
26,812               Hellenic Telecommunications
                     Organization SA                             687,764

                     Hong Kong - 1.4%
286,000              Four Seas Mercantile Holdings Ltd.          114,428
4,839,704            Hung Hing Printing Group                  1,920,741
250,000              Hutchison Whampoa Ltd.                    1,319,678
200,000              Johnson Electric Holdings Ltd. *            740,827
98,000               Moulin International Hldgs, Ltd.              9,739
220,000              Swire Pacific Ltd. - Class A                830,526
831,000              Yanzhou Coal Minig Co. Ltd. - Class H       158,733
                                                               5,094,672

                     Indonesia - 0.0% +++
3,780,000            PT Davomas Abadi                            129,452

                     Ireland - 0.4%
19,000               CBT Group plc - ADR *                     1,016,500
10,165               Esat Telecom Group plc - ADR *              386,270
                                                               1,402,770

                     Israel - 0.7%
53,387               MEMCO Software Ltd. *                     1,014,353
282,838              Bank Hapoalim Ltd.                          855,940
14,761               NICE-Systems Ltd. - ADR *                   553,538
                                                               2,423,831
                     Italy - 0.2%
31,138               Banca Popolare di Bergamo Credito
                     Varesino                                    639,338
284,279              Seat Spa Co. *                              191,023
                                                                 830,361
                     Japan - 0.4%
8,500                Hirose Electronics Co. Ltd.                 414,918
150,000              Mitsubishi Corp.                            930,132
46,325               Yakult Honsha Co. Ltd. *                    232,811
                                                               1,577,861

                     Korea - 0.0% +++
8,300                Korea Zinc Co.                               64,825

                     Malaysia - 0.0% +++
68,537               Ramatex Berhad                               52,943

                     Mexico - 0.8%
31,557               Corporacion GEO SA de CV - Series B *       170,730
100,000              Desc Sociedad de Fomento Industrial
                     SA de CV                                    512,078
529,980              Grupo Financiero Banamex
                     Accival SA de CV *                        1,020,667
325,000              Grupo Financiero Bital SA de CV -
                         Class B *                               150,507
33,139               Grupo Iusacell SA  - ADR Series L *         455,661
125,000              Kimberly-Clark de Mexico SA de CV           442,503
                                                               2,752,146
                     Netherlands - 2.1%
5,190                Ahrend NV                                   169,444
1,416                Athlon Groep                                240,131
53,000               Royal Dutch Petroleum Co.                 2,905,063
46,040               Van Melle NV                             $3,316,383
7,500                Wolters Kluwer NV                         1,029,600
                                                               7,660,621

                     Norway - 1.5%
92,615               Choice Hotels Scandinavia ASA *             277,851
75,550               Kverneland Gruppen ASA                    1,970,912
30,000               Norsk Hydro AS - ADR                      1,323,750
580,000              Norsk Lotteridrift ASA *                  1,815,692
                                                               5,388,205
                     Phillipines - 0.1%
2,817,000            Cosmos Bottling Corp.                       319,034

                     Portugal - 0.9%
68,700               Investec Consultadoria International *    3,162,611

                     Singapore - 0.6%
8,002                Flextronics International, Ltd. *           348,087
2,850,000            Electronic Resources Ltd.                 1,941,072
                                                               2,289,159
                     South Africa - 0.4%
25,000               De Beers Consolidated Mines Ltd. *          437,500
30,571               Liberty Life Association of Africa          599,492
140,000              LibLife Strategic Investments Ltd.          414,419
                                                               1,451,411

                     Spain - 0.4%

8,959                Baron de Ley SA *                           297,911
20,000               Repsol SA - ADR                           1,100,000
                                                               1,397,911

                     Sweden - 3.0%
146,824              BTL AB - Class B                            789,515

175,000              Investment AB Bure                        2,785,785
32,000               Investor AB - Class B                     1,867,135
155,450              IRO AB                                    2,045,908
226,675              Nobel Biocare AB                          3,381,089
                                                              10,869,432
                     Switzerland - 3.7%
5,700                ABB AG Namen                              1,729,209
170                  Gurit-Heberlein AG - Bearer                 614,390
12,000               Nestle SA - ADR                           1,284,008
4,381                Publicitas Holdings SA - Class R *        1,357,957
13,150               Selecta Group (The)                       2,809,866
4,200                SGS Societe Generale de Surveillance
                     Holding SA - Class R                      1,445,888
2,000                Stratec Holding AG                        2,809,470
1,938                Union Bank of Switzerland *                 721,026
1,000                Zurich Versicherungs - Reg Shrs             638,396
                                                              13,410,210

                     Thailand - 0.3%
200,000              Bangkok Bank Public Co. Ltd.                246,446
277,210              Bangkok Rubber Public Co. Ltd. *             65,690
25,876               K.R. Precision Public Co., Ltd. *            17,169
19,400               Sunwood Industries Public Co. Ltd.           14,021
113,541              Thai Union Frozen Products Co. Ltd.         349,771
59,100               Siam Cement Co., Ltd. *                     285,697
                                                                 978,794
                     Turkey - 0.0% +++
633,930              Carsi Buyuk Magazacilik                      74,576

                     United Kingdom - 4.8%
200,100              Billiton plc *                             $397,611
15,000               British Steel plc - ADR                     341,250
125,000              City Centre Restaurants plc                 309,957
309,145              Freepages Group plc *                       190,998
313,000              JBA Holdings plc                          3,240,414
1,000,000            McBride plc                               2,897,103
80,000               Pearson plc                               1,466,752
625,024              Premier Consolidated Oil plc                445,767
50,000               Railtrack Group plc                       1,239,827
200,000              Rentokil Initial plc                      1,439,368
85,000               Rio Tinto plc                               958,048
155,769              Smith (W.H.) Group plc *                  1,379,848
184,445              Smith (W.H.) Group plc - Class B            164,773
887,500              Victrex plc                               3,060,222
                                                              17,531,938
                     Total Foreign Common Stocks
                     (Cost $110,327,179)                     111,925,450
                     Total Common Stocks
                     (Cost $179,643,821)                     186,832,676
       Principal
          Amount     Fixed Income Securities - 47.8%
                     Asset-Backed Securities - 3.0%
        $243,518     Amerus Home Equity Loan Trust,
                     Ser. 1997-1, Class A1, 5.741% due 10/15/03  243,518
         480,000     AT&T Universal Card Trust FRN,
                     Ser. 1996-3, Class A, 5.788% due 9/17/03    480,240
         426,346     Chase Mtg. Finance Corp., Ser. 1993-G,
                     Class A5, 5.850% due 5/25/24                424,931
480,000   Citibank Credit Card Master Trust FRN,
                     Ser. 1996-5, Class A, 5.793% due 9/15/05    480,053
345,430   Countrywide Funding FRN, Ser. 1997-2,
                     Class A, 5.928% due 5/25/27                 346,346
416,189   Countrywide Home Equity Loan FRN,
                     Ser. 1997-C, Class A, 5.836% due 9/15/22    416,567
480,232   Countrywide Home Equity Trust FRN,
                     Ser. 1998-A, Class A, 5.846% due 3/15/24    480,232
343,248   Delta Funding Home Equity Loan Trust
                     Ser. 1998-1, Class A1F, 5.766% due 10/25/17 343,248
470,000   Discover Card Master Trust FRN,
                     Ser. 1996-1, Class A, 5.826% due 7/16/03    471,043
445,000   Discover Card Master Trust I, Ser. 1997-1,
                     Class A, 5.746% due 2/16/05                 445,116
225,000   Discover Card Trust, Ser. 1997-2, Class A,
                     6.792% due 4/16/10                          229,214
302,059   EQCC Home Equity Loan Trust, Ser. 1997-1,
                     Class A1, 6.310% due 5/15/05                302,733
53,269    Equicredit Funding Trust, Ser. 1996-A,
                     Class A1, 6.450% due 9/15/10                 53,351
510,000   First USA Cr. Card Trust FRN, Ser. 1996-2,
                     Class A, 5.836% due 2/10/06                 511,770
470,000   First USA Credit Card Trust FRN,
                     Ser. 1995-5, Class A, 5.858% due 4/15/03    468,444
187,555   Ford Credit Auto Owner Trust, Ser. 1996-A,
                     Class A3, 6.500% due 11/15/99               187,985
475,000   Household Affinity Credit Card Trust FRN,
                     Ser. 1995-1, Class A, 5.806% due 2/15/02    475,622
294,017   Household Consumer Loan Trust FRN,
                     Ser. 1997-2, Class A1, 5.840% due 11/15/07  294,017
122,110   IMC Home Equity Loan Trust FRN,
                     Ser. 1997-5, Class A2, 5.746% due 12/20/11  122,068
460,000   MBNA Master Credit Card Trust FRN,
                     Ser. 1997-N, Class A, 5.761% due 11/15/02   459,936
480,000   MBNAM FRN, Ser. 1996-H, Class A,
                     5.791% due 1/15/04                          480,312
$376,583  Merrill Lynch Home Equity Loan FRN,
                     Ser. 1997-1, Class A, 5.836% due 9/25/27   $376,580
480,000   People's Bank Credit Card Trust FRN,
                     Ser. 1997-1, Class A, 5.776% due 10/15/04   480,629
431,812   Premier Auto Trust, Ser. 1996-3, Class A3,
                     6.500% due 3/6/00                           433,142
93,988    Premier Auto Trust, Ser. 1997-1, Class A2,
                     5.900% due 4/6/00                            94,054
470,000   Providian Master Trust FRN, Ser. 1997-3,
                     Class A, 5.766% due 12/15/05                470,385
480,000   Signet   Credit  Card  Master   Trust,   Ser.
1993-1,
                     Class A, 5.200% due 2/15/02                 479,443
333,468   Southern Pacific  Secured Assets Corp.
                     FRN, 1997-3  A1, 5.870% due 9/25/27         334,025
282,527   Structured Asset Securities Corp. FRN,
                     Ser. 1998-C2A, Class A, 5.826% due 12/25/00 282,527
285,268   UCFC Home Equity Loan FRN, Ser. 1997-C,
                     Class A8, 5.888% due 9/15/27                285,587
 Total Asset-Backed Securities
                     (Cost $10,946,923)                       10,953,118

                   Corporate Obligations - 8.2%
260,000   360 Communications Co., 6.650% due 1/15/08             263,539
210,000     Abitibi-Consolidated, Inc. 7.500% due
            4/1/28                                               218,038
182,486   American Airlines, Inc. 9.710% due
          1/2/07                                                 200,775
425,000 Amerus Life Holdings, 6.950% due 6/15/05                 424,515
290,000   Associates Corp NA., 6.000% due 4/15/03                289,626
570,000     AT&T Corp. FRN, 5.190% due 4/26/99                   568,210
485,000   BankAmerica Corp. FRN, Ser. Mini,
                     5.708% due 3/5/01                           484,932
300,000   Bay   Apartment   Communities,   6.250%   due
          1/15/03                                                297,296
475,000   Bear Stearns Co. Inc.  FRN,  5.802%
          due 4/17/01                                            475,000
275,000   Beneficial Corp. FRN, 5.830% due 1/9/01                275,000
305,000   Black & Decker  (144A),  7.050% due
          7/1/28 (a)                                             304,985
485,000       Chrysler Financial Corp. FRN, 5.626%
                     due 5/11/00                                 484,733
460,000   Consumers Energy (144A), 6.500%
                     due 6/15/18 (a)                             458,224
600,000   Continental Airlines, 6.541% due 9/15/09               608,568
100,000   Corp. Andina de Fomento (144A), 6.625%
                     10/14/98 (Latin America) (a)                100,129
285,000   Corp. Andina de Formento, 7.100%
                     due 2/1/03 (Latin America)                  292,325
200,000   Countrywide Funding FRN, 6.011%
                     due 8/28/00                                 200,500
450,000   Cummins Engine Co., Inc., 5.650%
                     due 3/1/2098                                354,495
320,000   Enron Oil & Gas, 6.650% due 4/1/28
320,344  400,000     Enterprise Corp. (144A), 6.950%
                     due 3/1/04 (a)                              407,644
305,000   Federal Express, 7.600% due 7/1/2097
331,849  475,000     First Bank South Dakota N.A. FRN Bank Note,
                     5.722% due 12/20/00                         474,900
455,000   First Chicago NBD Inst-B. (144A), 7.750%
                     due 12/1/26 (a)                             493,223
200,000   First Maryland Bancorp, 7.200% due
                    7/1/07                                       211,334
455,000 Fleet Financial Group 6.375% due 5/15/08                 454,706
475,000   Ford Motor Credit FRN, 5.908% due 3/5/01
476,064  255,000     Fortune Brands, 6.625% due 7/15/28          254,818
480,000   General Motors Acceptance Corp. FRN,
                     5.699% due 2/3/00                           479,809
460,000   Goldman Sachs Group (144A), MTN,
                     7.200% due 11/1/06 (a)                      487,958
385,000   Gruma SA de CV, 7.625%
                     due 10/15/07 (Mexico)                       387,088
545,000   GTE Corp., 6.840% due 4/15/18                          549,145
1,545,854 Humpuss Funding Corp. (144A), 7.720%
                     due 12/15/09 (Indonesia) (a)              1,289,593
345,000   IBM Corp., 7.125% due 12/1/96                          366,689
1,002,782 Jasmine Submarine Telecom (144A),
                     8.483% due 5/30/11 (Thailand) (a)           977,050
115,000   Jet Equipment Trust (144A), 9.710%
                     due 8/15/13 (a)                             143,610
$430,000  Kern River Funding Corp. (144A) Ser. B,
                     6.720% due 9/30/01 (a)                     $437,221
440,000   Land 'O Lakes Cap Trust I (144A), 7.450%
                     due 3/15/28 (a)                             446,833
405,000   Lehman Brothers Holdings, Inc., 6.000%
                     due 2/26/01                                 403,534
410,000     Long Island Savings Bank, 6.200%
                     due 4/2/01                                  410,560
335,000     Meditrust, 7.820% due 9/10/26                        348,031
425,000   Merrill Lynch & Co. FRN, 6.091%
                     due 2/15/00                                 427,716
1,035,000 Mutual Life Insurance Co. - NY (144A),
                     0.000% due 8/15/24 (a) (d)                1,405,059
255,000   National Australia Bank, 6.400%
                     due 12/10/07 (Australia)                    257,129
305,000   National Oilwell, Inc. (144A), 6.875%
                     due 7/1/05 (a)                              306,241
380,000   New Plan Realty Trust MTN, 7.970%
                     due 8/14/26                                 428,217
310,000   News America Inc., (144A), 7.300%
                     due 4/30/28 (a)                             318,909
270,000   Norsk Hydro A/S, 6.700%
                     due 1/15/18 (Norway)                        272,341
370,000   Northwest Airlines Corp., 7.068% due 7/2/17
395,504  375,000     Owens Corning, 7.700% due 5/1/08            386,595
290,000   Petroleum Geo-Services ASA, 6.625%
                     due 3/30/08 (Norway)                        294,007
165,000   Phillips Petroleum Co., 7.125% due 3/15/28
169,135  480,000     PNC Bank NA FRN, 5.636% due 5/26/00         479,770
405,000   PNC Funding Corp. MTN, 6.500% due 5/1/08               412,293
340,000   Post Apartment Homes, 6.850% due 3/16/05               351,232
140,000   R&B Falcon Corp. (144A), 6.500%
                     due 4/15/03 (a)                             140,078
640,000   Ras Laffan-Lincs (144A), 7.850%
                     due 3/18/14 (a)                             717,649
405,000   Republic of Colombia, 7.625% due 2/15/07
                     (Colombia)                                  363,365
79,594    Resolution Trust Corp. FRN, Ser. 1992-C3,
                     Class A3, 6.838% due 8/25/23                 79,644
285,000   Rite Aid Corp., 6.700% due 12/15/01                    290,314
495,000   Salomon, Inc., 6.750% due 2/15/03                      507,039
390,000   SE Banken (144A), 6.500% due 12/29/49
                     (Sweden) (a)                                390,780
208,968   Selkirk Cogeneration Funding Corp., Ser. A,
                     8.650% due 12/26/07                         232,126
280,000   Shopko Stores, 6.500% due 8/15/03                      277,481
400,000   Sithe/ Independence Fndg, Ser. A, 9.000%
                     due 12/30/13                                477,432
620,000   SocGen Real Estate LLC (144A), 7.640%
                     due 12/29/49 (a)                            615,850
145,000   SuperValu, Inc., 7.800% due 11/15/02                   153,264
280,000   Taubman Realty Group, 7.500% due 6/15/02               292,134
415,000   Telefonica de Argentina, 9.125% due 5/7/08
                     (Argentina)                                 404,069
355,000   U.S. Bankcorp FRN, 5.802% due 7/17/02
355,273  205,000     U.S. West Communications MTN, 5.340%
                     due 3/25/99                                 204,528
290,000   Union Carbide Corp., 6.250% due 6/15/03                289,014
275,000     Union Oil Co. of California, (144A) 7.200%
                     due 5/15/05 (a)                             290,352
350,000   United Dominion Realty Trust, 7.950%
                     due 7/12/06                                 381,654
395,000   Unova, Inc., 6.875% due 3/15/05                        399,894
400,000     Western Resources, Inc., 6.875% due 8/1/04           412,214
421,078   YPF Sociedad Anonima, 7.500% due 10/26/02
                     (Argentina)                                 427,618
                     Total Corporate Obligations
                     (Cost $29,798,077)                       30,058,813

                     Mortgage-Backed Securities - 5.5%
388,666   Amresco   Residential   Mortgage   Sec.  Loan Trust,
                     Ser. 1996-1, Class A2, 6.075% due 2/25/21   387,581
                    Federal Home Loan Mortgage Corp
151,078     Ser. 1541, Class D, 5.500% due 1/15/14               150,771
203,834   Ser. 1542, Class E, 5.650% due 1/15/15                 203,458
$74,432     Ser. 1734, Class C, 6.000% due 2/15/03               $74,280
          Federal National Mortgage Association
1,860,000     TBA, 6.000% due 8/18/13                          1,839,656
4,190,000 TBA, 6.500% due 7/14/28                              4,171,669
1,050,000TBA, 6.500% due 8/13/28                               1,045,406
2,740,000 TBA, 6.500% due 8/18/28                              2,758,838
1,690,000TBA, 7.000% due 8/18/15                               1,720,631
3,615,000 TBA, 7.500% due 8/13/28                              3,707,634
500,000TBA, 7.500% due 8/13/28                                   512,266
350,000   TBA, Ser. 1944, Class GB, 7.500%
                     due 4/17/24                                 358,631
152,641   Ser. 1993-167, Class CA, 5.500%
                     due 4/25/14                                 152,116
385,000   Ser. 1997-15, Class B, 7.500%
                     due 7/18/25                                 394,514
2,435,000 TBA, 7.500% due 8/19/28                              2,502,723
Total Mortgage-Backed Securities
                     (Cost $19,973,975)                       19,980,174
                     U.S. Treasury Securities - 4.7%
                     U.S. Treasury Bond
518,000     6.125% due 11/15/27                                  555,069
2,595,000 6.125% due 11/15/27                                  2,780,703
                     U.S. Treasury Note                        3,265,000
                5.625% due 11/30/98                            3,269,081
720,000   6.125% due 8/15/07                                     749,475
430,000   5.375% due 2/15/01                                     428,522
460,000     5.750% due 4/30/03                                   464,456
1,830,000    5.625%   due
               5/15/0                                          1,855,163
145,000  8.000% due 5/15/01                                      154,380
2,380,000 6.250% due 2/15/03                                   2,449,168
2,940,0005.000% due 1/31/99                                    2,920,251
50,000    6.875% due 5/15/06                                      54,156
920,000   6.375% due 9/30/01                                     941,850
515,000     4.750% due 8/31/98 ++                                514,517
                     Total U.S. Treasury Securities
                     (Cost $17,010,017)                       17,136,791

                     Total Fixed Income Securities
                     (Cost $77,728,992)                       78,728,896
          Number
       of Shares     Preferred Stocks - 0.5%
15,300               Alabama Power Co. 7.000% due 3/31/48        386,841
13,520               Duke Realty Investments, Inc. 7.990%
                     due 10/1/12                                 719,940
1,750                Connecticut Light & Power Ser.1993, 5.300%
                     due 10/01/03                                 81,703
719                  Hyperion Telecom, Inc. Ser. B, 12.875%
                     due 10/15/07                                776,553
                     Total Preferred Stocks (Cost $1,937,100)  1,965,037

                     Warrants - 0.0% +++
314,083              Electronic Resources Ltd.
expiring 7/17/07
                     (Singapore)                                  85,566
                     Total Warrants (Cost $33,048)                85,566

                     Rights  - 0.0% +++                          187,500
                     Queenstake Resources Ltd. Expiring 9/11/98
                     (Canada) (Cost $0) *                              0
                     Investment Companies - 3.1%
105,993              GMO Currency Hedged International
                     Bond Fund **                              1,160,628
787,546              GMO International Bond Fund **            8,229,858
100,000              Atlantis Japan Growth Fund *                366,230
73,343               Beacon Capital Partners Inc. *            1,466,860
                     Total Investment Companies
                     (Cost $11,854,720)                       11,223,576

                     Limited Partnerships - 22.8%
40,000               Lone Redwood L.P. * (b) (c)              $4,175,600
2,078,619            The Value Realization Fund L.P.
                     (Canyon Partners) * (b) (c)              29,496,728
14,488               Daystar Partners L.P. * (b) (c)          16,329,738
10,022               Euro-Partners Arbitrage Fund * (b) (c)   21,199,641
6,235                Farallon Capital Partners L.P. *
                     (a) (b) (c)                              10,330,736
6,489                Pomboy Capital L.P. * (b) (c)             2,007,798
                     Total Limited Partnerships
                     (Cost $77,160,790)                       83,540,241

                     Total Long-Term Investments
                     (Cost $168,714,650)                     174,943,316

                     Short-Term Investments - 6.3%
         Principal
          Amount     U.S. Treasury  - 0.2%
$765,000             U.S. Treasury Bill, 4.964% due 10/15/98 # ++
                     (Cost $753,714)                             753,714

                     Repurchase Agreement - 6.1%
      22,446,227     Repurchase  agreement,  5.200%,
                     dated 6/30/98,  due 7/1/98
                     with Investors Bank & Trust Company - proceeds
                     $22,449,469
                     (Collateralized  by  $11,843,132  FNR  6.500%
                     due 7/1/12 -
                     market value $11,742,301;
                     $1,512,269 FHLMC 7.500% due 6/1/22 -
                     market value $1,562,630; $10,000,000
                     Northern Trust Cap II 6.246% due 4/15/27 -
                     market value $10,263,730)
                     (Cost $22,446,227)                       22,446,227

                     Total Short-Term Investments
                     (Cost $23,199,920)                       23,199,941

                     Total Investments - 105.3%
                     (Cost $371,558,391)                     384,975,933

                     Liabilities in Excess
                     of Other Assets - (5.3%)               (19,354,039)

                     Net Assets - 100%                      $365,621,894

          Number
       of Shares     Short-Portfolio - (1.1%)

                     Common Stocks - (1.1%)

                     U.S. Common Stocks - (0.7%)

                     Electronics - (0.1%)
1,730                Platinum Software                            40,220
6,645                Bemis Co., Inc.                             271,614
                                                                 311,834
                     Leisure - (0.0%) +++
2,000                K-tel International, Inc. *                  28,875
                     Office Furnishings - (0.1%)
23,000               Miller Herman, Inc.                         559,188
                     Oil/Gas Exploration - (0.4%)
13,800               Diamond Offshore Driling, Inc.              552,000
26,100               Global Marine, Inc. *                       487,744
15,495               Varco International, Inc. *                 306,995
                                                               1,346,739
                     Paper & Related Products - (0.1%)
7,962                Willamette Industries, Inc.                 254,784

                     Total U.S. Common Stocks
                     (Proceeds $2,692,006)                     2,501,420

                     Foreign Common Stocks - (0.4%)
                     France - (0.1%)
2,835                Friede Goldman International, Inc. *        $81,861
3,500                Hermes International                        274,930
                                                                 356,791
                     Great Britain - (0.1%)
24,900               British Airways plc                         268,178

                     Spain - (0.1%)
2,000                Acerinox SA *                               266,545

                     Sweden - (0.1%)
5,601                Lindex AB                                   203,947
31,000               Stora Kopparbergs Bergslags - Class A       487,654
                                                                 691,601

                     Total Foreign Common Stocks
                     (Proceeds $1,632,422)                     1,583,115
                     Total Short Portfolio
                     (Proceeds $4,324,428)                    $4,084,535

           +         See Note 2 to the Financial Statements.
           ++        Assets currently held with a broker as initial margin for
                     financial futures contract.  See Appendix C to Notes to th
                     Financial Statements.
           +++       Rounds to less than 0.1%.
           #         Interest rate represents the yield to maturity at the time of purchase.
           *         Non-income producing security.
           **        Deemed to be an investment in an affiliate.
           ADR       American Depositary Receipt
           FHLMC     Federal Home Loan Mortgage Corporation
           FNMA      Federal National Mortgage Corporation
           FNR       Fannie Mae Remic
                     FRN       Floating Rate Note.  Rate shown is the coupon
                     rate at June 30, 1998.
           GNMA Government National Mortgage Association MTN Medium Term Note TBA Security is subject to delayed delivery.
                     (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 1998, the aggregate value of the securities is $20,062,124 or 5.49% of net assets.
           (b)       Security  is fair  valued in good  faith  under  procedures established by the board of directors of the Fund.
           (c)       Deemed to be a restricted security.
           (d)       Security is a step-up bond which will pay 11.25% until
                     maturity starting 8/15/99.
           (e)       With additional  recoverable  rights  attached  maturing on
                     9/11/98 with no market value.

                     See accompanying Notes to Financial Statements.


Policy Considerations

The Fund is designed as a core vehicle for that portion of a Member's assets committed to foreign stocks. Its benchmark comprises virtually all non-US markets, thus permitting Members to delegate to the Fund's managers responsibility for determining how monies earmarked for foreign bourses should be allocated between developed versus emerging markets. (The Fund's emerging markets exposure is normally 15% but may range as low as zero or as high as 30%.) The Fund is well diversified across countries and currencies, an unsurprising fact in light of the diversity of investment approaches that the Fund employs. In an effort to potentially reduce losses during periods when the dollar rises against foreign currencies, the Fund's managers are permitted to hedge up to 50% of their portfolios' non-dollar exposure. They have utilized this flexibility effectively since the Fund commenced operations and continue to do some hedging, but to a lesser extent than they did during 1996 and 1997.




Investment Performance for
the Period Ended June 30, 1998

           Average Annual
           Total Return (Net of Fees)

                     Since
           Trailing  Inception
           1 Year    5/31/94

TIFF International Equity  Fund           -0.1      9.0
MSCI All Country World Free ex US          0.9      7.3

Performance Evaluation

Foreign stocks moved sideways (on average) in local currency terms during 2Q 1998, but adverse currency changes caused by the rising dollar caused the Fund's total return to slip into negative territory (-1.8%). The Fund has materially outperformed its benchmark (the MSCI All Country World ex US Index) since inception (42.2% net of fees vs. 33.3%). Happily, all but one of the Fund's managers have outperformed their benchmarks since being retained by TIFF, despite some backsliding that caused the overall Fund to lag its benchmark by 0.3% during 2Q 1998. We have bemoaned the fact that the "megacap" stocks which necessarily dominate capitalization-weighted indices such as the Fund's benchmark have outperformed the generally smaller capitalization issues held by the Fund's managers. This trend continued during 2Q 1998, and some of the managers were hurt by it, although the manager hurt most by the megacap phenomenon in early 1998 (Bee) came roaring back during the second quarter (+7.2%). The Fund continues to underweight megacap stocks.


TIFF International Equity Fund / Schedule of Investments
June 30, 1998 (unaudited)


                     Long-Term Investments - 94.2%
                     Common Stocks - 88.8%

                     Europe - 58.1%

                     Belgium - 0.4%
4,100                Electrabel SA                            $1,163,019

                     Denmark - 0.5%
6,000                Bang & Olufsen Holding AS - Series B        432,126
2,500                Coloplast AS - Class B                      245,526
2,340                De Sammensluttede Vognmano AS               248,538
3,750                Falck AS                                    231,885
4,548                Spar Nord Holding AS                        240,204
                                                               1,398,279

                     Finland - 2.7%
9,892                KCI Konecranes International                496,152
3,000                Metra   OY   - "B" Shares                    97,395
50,000               Metsa-Serla OY - Class B                    483,330
8,800                Nokia OY - Class A                          650,033
6,333                Nokian Renkaat OY                           277,100
21,800               Outokumpo OY                                278,325
95,000               OY Hartwall AB *                          3,049,537
15,140               Ponsse OY                                   690,341
10,000               Sampo Insurance Co. Ltd. - Class A          474,210
18,000               UPM-Kymmeme OY                              479,317
28,500               Valmet Corp. O -Class A                     491,738
                                                               7,467,478

                     France - 6.7%
3,000                ADA *                                       283,281
4,215                Alcatel Alsthom                             858,056
1,564                Arkopharma (4)                              126,734
12,750               Atos *                                    3,057,302
7,342                Banque Nationale de Paris                   599,793
1,450                Boiron SA                                   116,058
1,917                Bouygues Offshore SA                         82,424
4,500                Brit Air                                    260,906
698                  Carrefour Supermarche                       441,516
3,857                Clarins *                                   356,551
6,661                Compagnie de Saint-Gobain                 1,234,824
2,600                Compagnie Generale des Eaux                 555,085
21,186               Dassault Systemes SA                        998,513
5,823                Elf Aquitaine                               818,513
30,902               Financiere et Industrielle Gaz et Eaux *  1,693,527
1,500                Genset SA *                                 134,447
300                  Genset - Sponsored ADR *                      8,813
5,260                Grand Optical Photoservice                  174,840
50,000               Lectra Systemes *                           313,792
1,000                M6 Metropole Television                     167,356
41,995               Michelin (CGDE) - Class B                 2,423,723
1,000                NRJ SA *                                    159,418
18,573               Pechiney SA - A Shares                      747,896
25,000               PixTech, Inc. *                             120,312
2,410                Primagaz Cie *                              211,627
200                  Primagaz Cie-New                             12,072
7,000                Scor SA *                                   443,939
3,123                Serp Recyclage SA *                         413,164
4,115                Societe Generale                            855,392
1,520                Sodexho SA                                  287,309
2,163                Ste. Guilbert SA                            332,365
1,375                Union   du   Credit-Bail Immobilier         177,816
34,400               Usinor Sacilor                              531,331
                                                              18,998,695
                    Germany - 5.5%
3,900               Adidas AG                                   $679,642
1,260               Allianz AG                                   419,953
73,300              Bayer AG                                   3,793,551
580                 Bayerische Mototen Werke (BMW) AG            363,163
12,200              Bayerische Vereinsbank AG                  1,034,299
800                 Buderus AG                                   399,003
32,200              Deutsche Bank AG                           2,722,735
26,680              Fresenius Medical Care AG - ADR *            550,275
11,000              Hoechst AG                                   553,139
1,100               Holzmann (PH) AG *                           262,093
4,010               LOESCH Umweltschutz AG                        98,878
6,000               Mannesmann AG *                              616,723
853                 Marschollek,Lautenschlaeger AG  *            407,901
1,220               Rhoen-Klinikum AG                            120,668
720                 Rhoen-Klinikum    AG   - Vorzugsakt           69,419
5,000               Rinol AG                                     217,488
19,300              RWE AG                                     1,142,151
5,350               SGL Carbon AG                                623,134
12,500              Siemens AG                                   762,938
8,000               SKW Trostberg AG                             288,136
6,000               VEBA  AG                                     403,447
15,528,736
                    Greece - 0.1%
13,375              Attica Enterprises SA                        193,094
1,900               Goody's SA                                    47,300
3,360               Sidenor SA                                   112,707
1,200               STET Hellas Telecommunications SA - ADR *     49,800
                                                                 402,901
               `    Ireland - 0.5%
76,000              Independent Newspapers plc                   408,674
5,800               IONA Technologies plc *                      205,900
20,270              Irish Continental Group plc                  325,578
50,000              Unidare plc                                  167,604
218,000             Waterford Wedgewood Units                    283,167
                                                               1,390,923
                     Italy - 1.8%
60,000               Banca Fideuram SpA                          342,833
14,000               Banca Popolare Commercio e Industria        240,196
47,000               Banco Popolare di Milano                    375,492
12,500               Brembo SpA                                  163,994
57,006               Bulgari SpA                                 308,787
90,000               Credito Italiano SpA                        467,955
106,500              Ente Nazionale Idrocarburi SpA              694,057
           5,000     Fila Holding SpA - ADR                       75,000
105,000              Holding di Partecipazioni Industriali SpA    81,901
          23,600     Industrie Natuzzi SpA - ADR                 613,600
          73,500     Luxottica Group SpA - ADR                 1,139,250
85,000               Seat SpA Co. *                               57,116
92,300               Telecom Italia SpA                          449,267
                                                               5,009,448

                     Netherlands - 5.7%
12,765               Aalberts Industries NV *                    373,447
8,000                Benckiser   NV *                            492,084
5,087                CSM NV *                                    244,370
14,554               Draka Holding NV *                          303,489
39,100               Elsevier NV                                 590,211
3,613                GTI Holding NV                              129,683
25,255               IHC Caland NV                             1,421,820
42,943               ING Groep NV *                            2,812,473
10,814               International-Muller NV                    $362,097
11,701               Koninklijke Boskalis Westminster NV         173,749
15,600               Koninklijke Nedlloyd Groep NV               316,786
8,400                Philips Electronics NV                      706,264
9,400                Polygram NV *                               479,752
70,300               Royal Dutch Petroleum Co.                 3,869,508
33,000               Van Melle NV                              2,377,077
5,119                Volker Wessels Stevin                       150,514
9,800                Wolters Kluwer NV                         1,345,344
                                                              16,148,668

                     Norway - 1.1%
8,333                Dolphin Interconn                            74,997
14,800               Fokus Bank AS - Class A                     114,863
10,000               NetCom AS *                                 270,006
300,000              Norsk Lotteridrift AS *                     939,151
5,000                Reiber & Son AS - Class B                    46,305
33,400               Schibsted Gruppen AS                        562,003
37,000               Sensonor AS *                               168,917
10,000               System Etikettering AS                      110,872
11,603               Tomra Systems AS                            348,098
49,000               UNI Storebrand AS                           434,618
                                                               3,069,830
                     Spain - 2.4%
2,500                Acerinox SA *                               333,181
1,876                Banco Central Hispanoamericano - Class N     59,419
18,400               Banco Central Hispanoamericano SA *         579,395
18,670               Banco Intercontinental Espanol
                         (Bankinter) *                         1,213,605
10,000               Baron de Ley SA *                           332,528
15,900               Centros Comerciales Pryca SA                295,002
4,000                Compania Espanola de Petroleos SA           148,951
19,000               Corp Financiera Reunida *                   287,352
2,250                Grupo Acciona SA                            536,225
2,500                Hidroelectrica del Cantabrico SA -
                     Class C                                     114,327
49,300               Iberdrola SA                                801,966
30,000               Prosegur, CIA de Seguridad SA               360,619
20,072               Telefonica de Espana                        929,709
17,500               Viscofan Industria Navarra de Envolturas
                     Celulosicas SA                              816,293
                                                               6,808,572
                     Sweden - 5.7%
30,000              ABB AB - Class B *                           417,398
4,505               Allgon AB - Class B                           47,715
5,823               Assa Abloy AB - Class B                      228,818
4,995               Asticus AB *                                  55,097
21,000              Avesta - Sheffield                           103,973
4,784               Bilia AB - "A" Shares                         49,171
12,313              Biora AB                                     162,054
11,000              BT Industries AB                             221,985
7,937               Dahl International AB                        146,244
9,990               Diligentia AB                                 86,401
35,000              Electrolux AB *                              601,028
15,000              Hemkoepskedjian AB - "B" Shares              193,658
7,500               Hennes & Mauritz AB *                        478,503
13,500              Hoganas  AB  - Class B                       301,203
162,525             Investment AB Bure                         2,587,199
48,200              Investor AB - Class B                      2,812,372
161,550             IRO AB                                     2,126,191
30,000              Munksjo AB                                   293,306
169,350             Nobel Biocare AB                           2,526,028
28,500              OM Gruppen AB                                593,006
16,650              SSAB Svenskt Stal AB - Class A              $256,700
30,000              Stora Kopparbergs Bergslags - "A" Shares     471,923
9,000               Svenska Handelsbanken - Class A *            417,398
17,440              Telefonaktiebolaget LM Ericsson AB -
                         Class B                                 509,341
19,000              Volvo - B Shares                             565,618
                                                              16,252,330
                     Switzerland - 7.8%
8,650               ABB AG Namen                               2,624,151
36                  Bachem Feinchemikalien AG *                   43,448
500                 Hero AG                                       79,305
150                 Keramik Holding AG *                          86,065
54                  Kuoni Reisen AG                              268,166
30,800              Nestle SA - ADR                            3,295,622
1,167               Novartis AG                                1,942,563
300                 Phoenix Mecano AG                            193,893
10,000              Pubigroupe SA *                            3,099,650
150                 Sarna Kunststoff Holding AG *                262,151
14,500              Selecta Group (The)                        3,098,331
400                 SGS Societe Generale de Surveillance
                    Holding
                     SA - Class B                                678,230
4,650               SGS Societe Generale de Surveillance
                    Holding
                     SA - Class R                              1,600,805
4,200               SMH AG (Societe Suisse pour la
                     Microelectronique et l'Horlogerie)          700,785
1,825               Stratec Holding AG                         2,563,642
3,554               Union Bank of Switzerland *                1,321,881
250                 Zehnder Holding AG - Class B                 148,388
                                                              22,007,076

                     United Kingdom - 17.2%
35,000               Abbot Group plc                             123,023
60,000               Airtours plc                                453,351
90,100               Associated British Foods plc                847,699
72,400               Associated British Ports Holdings plc       411,038
18,600               Barclays plc                                537,929
67,800               Bass plc                                  1,256,658
24,000               Bemrose Corp. plc                           174,928
112,000              Berisford plc                               428,270
238,277              BG plc                                    1,381,581
196,070              Blue Circle Industries plc                1,108,241
82,500               Boots Co. plc                             1,367,942
72,000               British Aerospace plc                       551,836
115,989              British Airways plc                       1,249,226
30,000               BTG plc                                     418,285
166,563              BTR plc                                     472,814
69,800               Capital Group plc                           600,826
257,500              Centrica plc                                434,273
34,286               Clubhaus plc                                 57,250
15,000               Cobham plc                                  262,994
78,882               Cowie Group plc                             457,059
75,000               Devro International plc                     630,558
48,304               Diageo plc                                  573,882
30,600               EMI Group plc                               267,742
26,000               Expro International Group plc *             217,074
8,000                F.I. Group plc                              205,719
64,700               First Leisure Corp. plc                     379,207
66,500               Flextech plc *                              615,171
82,500               GKN plc                                   1,051,786
46,500               Glaxo Wellcome plc *                      1,404,766
27,800               Glaxo Wellcome plc - ADR *                1,662,787
50,000               Goode Durrant plc                           420,372
31,900               Granada Group plc                           586,998
87,800               Great Universal Stores plc               $1,158,207
80,000               Halma plc                                   164,308
104,450              Hanson plc                                  635,291
30,165               Hyder plc                                   474,481
45,217               Jarvis Porter Group plc                     136,284
245,000              JBA Holdings plc                          2,536,426
85,000               Ladbroke Group plc                          466,960
100,000              LucasVariety plc                            397,412
32,812               Mackie International Group plc *              7,944
160,000              Manchester United plc                       427,469
57,500               Mentmore Abbey plc                           78,731
80,000               Nan E D & F Group plc                       414,110
22,857               Oxford Molecular Group plc *                 73,471
100,000              Pace Micro Technology plc                   125,235
80,000               Pearson plc                               1,466,752
129,000              PIC International Group plc                 879,798
35,702               Provident Financial plc                     560,383
22,500               Psion plc                                   242,330
80,000               Racal Electronic plc                        453,518
136,000              Railtrack Group plc                       3,372,328
215,000              Regent Inns plc                             692,883
344,000              Rentokil Initial plc                      2,475,712
141,400              Rio Tinto plc                             1,593,740
10,986               Select Appointments Holdings plc            156,845
21,349               Serco Group plc                             493,020
31,970               Seton Healthcare Group plc                  403,045
46,128               Stagecoach Holdings plc                     982,063
338,900              Taylor Woodrow plc                        1,137,450
192,000              Thorn plc                                   801,504
320,833              Toad plc *                                  139,289
65,800               Trinity Holdings plc *                      398,289
85,000               Unigate plc                                 939,596
78,000               Verity Group plc                            110,708
625,000              Victrex plc                               2,155,086
36,700               Vodafone Group plc                          466,047
15,000               Waste Recycling Group plc                   112,336
25,333               Williams Holdings plc *                     163,282
119,100              WPP Group plc                               781,074
                                                              48,684,692

                     Total Europe (Cost $114,907,624)        164,330,647

                     North America - 7.8%

                     Canada - 2.1%
38,000               Abitibi-Consolidated, Inc. *                483,500
70,000               Air Canada, Inc. *                          628,700
24,000               Canadian Airlines Corp.                      67,932
26,234               Canadian Pacific Ltd.                       744,390
29,954               Hudson's Bay Co.                            692,955
20,000               Imasco Ltd. *                               373,546
107,376              Imperial Oil Ltd. ADR                     1,872,374
20,282               National Bank of Canada                     396,747
1                    Noranda, Inc.                                    12
46,000               Rogers Communications, Inc. - Class B *     400,626
27,000               Stelco, Inc. - Class A *                    197,489
                                                               5,858,271
                     United States - 5.8%
10,300               Central European Media Enterprises Ltd. *  $222,738
424,926              Everest Capital Frontier Ltd. LP (1) (2) 11,100,000
45,000               KLA-Tencor Corp. *                        1,245,938
142,250              Physio-Control International Corp. *      3,742,953
                                                              16,311,629

                     Total North America (Cost $19,222,832)   22,169,900

                     Pacific - 18.3%

                     Australia - 3.0%
180,900              Amcor Ltd.                                  793,980
245,824              Australia and New Zealand
                     Banking Group Ltd.                        1,700,048
252,080              Australian National Industries Ltd.         145,537
93,299               Boral Ltd.                                  175,498
16,299               Broken Hill Proprietary Co. Ltd.            138,116
435,191              CSR Ltd.                                  1,258,976
116,000              Eastern Aluminum Ltd.                        86,415
470,956              Foster's Brewing Group Ltd.               1,108,207
291,849              Gio Australian Holdings Ltd.                750,809
74,891               National Australia Bank Ltd.                990,287
71,580               Orica Ltd.                                  424,372
160,000              Pasminco Ltd.                               122,173
178,000              QNI Ltd  *.                                  72,379
123,386              Renison Goldfields Consolidated Ltd.        122,557
225,000              Santos Ltd.                                 698,400
299                  Woolworths Ltd.                                 975
                                                               8,588,729
                     Hong Kong - 3.5%
197,000              Cathay Pacific Airways Ltd.                 138,570
39,000               Hang Seng Bank Ltd.                         220,467
280,432              Hong Kong & China Gas Co., Ltd. (3)         318,504
58,000               Hong Kong Aircraft Engineering Co. Ltd.      89,829
343,000              Hong Kong Electric Holdings Ltd.          1,062,454
2,982,000            Hung Hing Printing Group                  1,183,471
309,000              Hutchison Whampoa Ltd.                    1,631,122
262,000              Hysan Development Co. Ltd. *                216,414
136,391              Jardine Matheson Holdings Ltd. ADR          368,256
230,812              Jardine Strategic Holdings Ltd. ADR *       438,543
250,000              Johnson Electric Holdings Ltd. *            926,033
400,000              Li & Fung Ltd.                              645,320
273,222              Mandarin Oriental International Ltd. *      155,736
342,000              National Mutual Asia Ltd.                   218,492
186,000              Swire Pacific Ltd. - Class A                702,172
209,000              Television Broadcasts Ltd.                  552,974
1,039,000            The Guangshen Railway Co. Ltd.              136,109
794,000              Wharf (Holdings) Ltd.                       783,947
                                                               9,788,413
                     Japan - 9.7%
23,000               Amano Corp.                                 202,156
31,000               Brother Industries Ltd.                     115,783
8,000                Canon Chemicals, Inc.                        84,217
104,000              Canon, Inc.                               2,362,102
114,000              Chiyoda  Fire  &  Marine
                      Insurance Co.                              421,674
6,000                CSK Corp.                                   119,403
102,000              Dai-Ichi Kangyo Bank Ltd.                   599,394
34,000               Daiichi Pharmaceutical Co. Ltd              448,626
130                  East Japan Railway Co.                      611,147
73,000               Eisai Co. Ltd                               994,808
20                   Fijitsu Denso                                   192
44,000               Fuji Oil                                    193,208
64,000               Fujitsu Denso Ltd.                         $673,733
82,000               Furkukawa Electric                          276,112
56,000               Gakken                                       93,677
21,000               Hirose Electric                           1,025,092
262,000              Hitachi Ltd.                              1,709,640
20,000               Intec Inc.                                  157,762
145,000              Ishikawajima-Harima
                     Heavy Industries Co. Ltd.                   264,511
6,000                Ito-Yokado Co., Ltd.                        282,501
44                   Japan Tobacco, Inc.                         297,902
48,000               Kao Corp.                                   740,645
60,000               Kawasho Corp.                                73,545
15,000               Kirin Beverage Corp.                        281,743
38,000               Kirin Brewery Co. Ltd.                      358,930
88,000               Koito Manufacturing Co., Ltd.               434,638
66,000               Kurita   Water Industries                   780,446
7,000                Kyokuto Boeki                                15,243
58,000               Matsushita Electric Industries Co.          932,583
133,000              Mitsubishi Corp.                            824,717
8,000                Namco Ltd.                                  186,892
40,000               Nichimo (Builder)                            61,144
82,000               Nippon Oil Co. Ltd.                         264,879
84                   Nippon Telegraph and Telephone Corp.        696,517
69,000               Nippondenso Co. Ltd.                      1,144,279
12,000               Nissho Electronics Corp.                     87,389
18,000               Nomura Securities  Co. Ltd.                 209,604
34,000               Noritake Co. Ltd.                           159,348
86,000               Oki Electric Industry Co. Ltd.              206,489
112,000              Osaka Gas Co. Ltd.                          287,490
12,000               Roland Corp.                                196,409
46,000               Sankyo Seiko Co. Ltd.                       110,780
72,000               Sanwa Bank Ltd.                             644,257
34,000               Sharp Corp.                                 275,550
38,000               Shiseido Co. Ltd.                           431,812
11,000               Showa Aircraft Industry                      43,464
32,000               Showa Shell Sekiyu K.K.                     142,822
12,000               Sony Corp.                                1,033,961
60,000               Stanley Electric Co., Ltd.                  219,771
28,000               Sumitomo Forestry Co. Ltd.                  158,281
30,000               Sumitomo Metal Industries                    48,237
71,000               Sumitomo Realty & Development               313,303
50,000               Sumitomo Rubber Industries                  269,666
86,000               Sumitomo Trust & Banking                    384,455
28,000               Sumitomo Warehouse                          104,780
22                   Toho Co.                                      2,316
51,000               Tokio Marine & Fire Insurance Co.           524,378
26,000               Tokyo Broadcasting System                   290,576
46,000               Tokyo Electric Power                        902,156
398,000              Tokyo Gas Co.                               886,740
11,700               Torii Pharmaceutical Co. Ltd.               213,011
225                  West Japan Railway Co.                      816,029
34,000               Yamaha Motor Co. Ltd.                       213,281
36,000               Yasuda Fire & Marine Insurance              153,147
104,000              Yokohama Bank Ltd.                          254,957
20,000               Yushiro Chemical Industry                    74,699
                                                              27,388,999

                     New Zealand - 0.6%
503,700              Carter Holt Harvey Ltd. *                   439,863
254,776              Telecom Corporation of New Zealand *      1,024,217
527,400              Wrightson Ltd. *                            101,433
                                                               1,565,513
                     Singapore - 1.5%
240,000              Acer Computer International Ltd.            $84,000
450,000              Courts (Singapore) Ltd.                      95,943
233,350              Development Bank of Singapore             1,292,166
3,320,000            Electronic Resources Ltd.                 2,261,179
46,000               Jurong Shipyard Ltd.                        222,031
105,000              Overseas Union Enterprise Ltd.              154,842
25,000               Singapore Press Holdings Ltd.               167,308
238,000              TIBS Holdings Ltd.93,029                  4,370,498
                     Total Pacific (Cost $62,707,585)         51,702,152
                     Emerging Markets - 4.5%

                     Argentina - 0.2%
          59,600     Quilmes Industrial SA                       524,480

                     Bermuda - 0.3%
          18,000     PartnerRe Ltd.                              918,000

                     India - 0.0% ++
           6,000     Shiriram Industries - GDR *                   7,500

                     Indonesia - 0.1%
998,000              PT Bank Danamon Indonesia *                   6,836
1,232,000            PT Citra Marga Nusaphala Persada             25,315
2,155,000            PT Davomas Abadi                             73,801
120,000              PT Gudang Garam                              71,507
74,500               PT Hero Supermarket                           5,485
328,000              PT Lippo Bank                                16,849
1,236,000            PT Matahari Putra Prima TBK                  12,699
385,000              Pt Panin Bank (4)                             9,230
268,000              PT Semen Gresik                             154,192
                                                                 375,914

                     Israel - 1.0%
75,000               Orbotech Ltd. *                           2,728,125

                     Malaysia - 0.6%
85,000               Carsberg AS                                 258,540
197,000              Kumpulan Guthrie Berhad                     114,134
140,000              Malayan Banking Berhad                      141,267
97,000               Perlis Plantations Berhad                    84,297
272,000              Resorts World Berhad                        299,413
35,000               Rothmans of Pall Mall Berhad                242,909
425,800              Sime Darby Berhad                           293,974
330,000              Technology Resources Industries -
                     Series A                                    227,037
                                                               1,661,571
                     Mexico - 1.1%
125,000              Desc Sociedad de Fomento Industrial
                     SA de CV                                    640,098
168,000              Grupo Financiero Banamex
                     Accival SA de CV *                          323,544
5,040                Grupo Financiero Banamex Accival
                     SA de CV - Class L *                          7,855
10,350               Grupo Televisa SA - GDR *                   389,419
257,000              Kimberly-Clark de Mexico SA de CV           909,785
15,200               Telefonos de Mexico SA - Class L ADR *      730,550
26,000               Vitro Sociedad Aninima - ADR                165,750
                                                               3,167,001
                     Philippines - 0.1%
158,000              San Miquel SA - Class B                     209,398

                     Portugal - 0.1%
7,110                Brisa-Auto Estradas de Portugal SA         $304,241

                     South Africa - 0.7%
6,209                Anglogold Ltd. - ADR                        125,972
8,800                De Beers Consolidated Mines Ltd. *          154,000
133,000              Gencor Ltd.                                 206,438
4,242                Kersaf Investments Ltd.                      19,430
311,089              LibLife Strategic Investments Ltd.          920,866
62,959               Plessey Corp. Ltd.                           87,042
224,566              SA Iron & Steel Industrial Corp. Ltd.        42,666
39,500               Safmarine and Rennies Holdings Ltd. *        30,153
26,000               Sappi Ltd. *                                 98,132
2,804                South African Breweries Ltd.                 58,030
7,063                South African Breweries Ltd. - ADR          146,295
                                                               1,889,024

                     Thailand - 0.3%
37,000               Advanced Info Service plc                   157,820
240,000              Bangkok Bank Public Co. Ltd.                295,735
33,000               Matichon Public Co. Ltd.                     39,099
89,000               MBK Properties and Development Public
                     Co. Ltd.                                     33,217
246,000              National Finance & Securities Co. Ltd. *     19,237
120,000              Post Publishing Co., Ltd. *                  65,403
41,000               The Siam Cement Co., Ltd. *                 198,199
133,000              The Thai Farmers Bank, Ltd.                 117,399
                                                                 926,109
                     Total Emerging Markets
                     (Cost $20,084,647)                       12,711,363
                     Total Common Stocks
                     (Cost $216,922,688)                     250,914,062

                     Preferred Stocks - 1.1%
12,833               IFI Istituto Finanziario (Italy)            268,923
200                  Porsche AG (Germany)                        576,273
6,325                Sto AG - O.S. Vorzugs (Germany)           2,369,203
                     Total Preferred Stocks (Cost $2,984,677)  3,214,399

                     Warrants - 0.0% ++
48,000               Acer Computer Int'l Ltd. expiring 7/31/01
                     (Singapore) *                                 1,706
20,000               Atlantis Japan Growth Fund expiring 4/30/10
                     (Japan) *                                     3,500
16,000              Hysan Development Co. Ltd. expiring 4/30/99
                     (Hong Kong)                                     132
299,444             PT Panin Bank                                      0
2,680               TEGE  SA   (Switzerland)
                    expiring 6/20/01                              57,442
                    Total Warrants (Cost $18,720)
62,780
                     Convertible Bonds - 0.1%
25,000,000          Sumitomo Wiring Systems CVT, 0.900%
                     due 9/30/08 (Japan) (Cost $227,872)         148,713

                     Comingled Investment Vehicles - 4.2%
104,000              Atlantis Japan Growth Fund *                380,879
25,400               Indonesian Development Fund, Ltd. *          50,800
1,102,753            Investable Emerging Markets Country
                     Fund LP (1) (2) **                       11,468,633
40,000               The First Korea Smaller Companies Fund *    124,800
                     Total Comingled Investment Vehicles
                     (Cost $14,825,149 )                      12,025,112
                     Total Long-Term Investments
                     (Cost $234,979,106)                     266,365,066

                     Short-Term Investments - 9.8%

                     U.S. Treasury Security - 0.3%
$765,000             U.S. Treasury Bill, 4.964% due 10/15/98 #  $753,714
                     Repurchase Agreement - 5.2%
$14,728,035          Repurchase Agreement, 5.200%, dated 6/30/98,
                     due 7/1/98 with Investors Bank & Trust Company
                     collateralized by ($10,000,000 Chase Capital
                     6.219% due 2/1/27 - market value $10,207,292;
                     $5,119,198 FHLMC ARM 7.741% due 7/1/25 -
                     market value $5,257,497)
                     (Cost $14,728,035)                       14,728,035

                     Investment of Cash Collateral
                     for Securities Loaned - 4.3%
      12,107,677     Bank of Boston Euro-dollar 6.580% maturing
                     10/3/98 (Cost $12,107,677)               12,107,677
                     Total Short-Term Investments
                     (Cost $27,589,406)                       27,589,426
                     Total Investments (Cost $262,568,512)   293,954,492
                     Liabilities in Excess
                     of Other Assets - (4.0%)               (11,236,815)
                     Net Assets - 100%                      $282,717,677


           +         See Note 2 to the Financial Statements.
           ++        Round to less than 0.1%
                     #         Interest rate represents the yield to maturity at
                    the time of purchase.
           *         Non-income producing security.
           **        Deemed to be an investment in an affiliate.
           ADR       American Depository Receipt
           GDR       Global Depository Reciept
           (1)       Security is fair valued in good faith under procedures
                     established by the board of directors of the fund.
           (2)       Deemed to be a restricted security.
           (3) With additional recoverable rights attached with no market value.
           (4) With additional recoverable rights attached maturing on 9/30/99 with no market value.

                     See accompanying Notes to Financial Statements.





TIFF International Equity Fund / Schedule of Investments June 30, 1998
(unaudited)



                     Long-Term Investments - 94.2%

                     Common Stocks - 88.8%

                     Europe - 58.1%

                     Belgium - 0.4%
4,100     Electrabel SA                                       $1,163,019

                     Denmark - 0.5%
6,000     Bang & Olufsen Holding AS - Series B                   432,126
2,500     Coloplast AS - Class B                                 245,526
2,340     De Sammensluttede Vognmano AS                          248,538
3,750     Falck AS                                               231,885
4,548     Spar Nord Holding AS                                   240,204
                                                               1,398,279
                     Finland - 2.7%
9,892     KCI Konecranes International                           496,152
3,000     Metra OY - "B" Shares                                   97,395
50,000    Metsa-Serla OY - Class B                               483,330
8,800     Nokia OY - Class A                                     650,033
6,333     Nokian Renkaat OY                                      277,100
21,800    Outokumpo OY                                           278,325
95,000    OY Hartwall AB *                                     3,049,537
15,140    Ponsse OY                                              690,341
10,000    Sampo Insurance Co. Ltd. - Class A                     474,210
18,000    UPM-Kymmeme OY                                         479,317
28,500    Valmet Corp. OY - Class A                              491,738
                                                               7,467,478
                     France - 6.7%
3,000     ADA *                                                  283,281
4,215     Alcatel Alsthom                                        858,056
1,564     Arkopharma (4)                                         126,734
12,750    Atos *                                               3,057,302
7,342     Banque Nationale de Paris                              599,793
1,450     Boiron SA                                              116,058
1,917     Bouygues Offshore SA                                    82,424
4,500     Brit Air                                               260,906
698       Carrefour Supermarche                                  441,516
3,857     Clarins *                                              356,551
6,661     Compagnie de Saint-Gobain                            1,234,824
2,600     Compagnie Generale des Eaux                            555,085
21,186    Dassault Systemes SA                                   998,513
5,823     Elf Aquitaine                                          818,513
30,902    Financiere et Industrielle Gaz et Eaux *             1,693,527
1,500     Genset SA *                                            134,447
300       Genset - Sponsored ADR *                                 8,813
5,260     Grand Optical Photoservice                             174,840
50,000    Lectra Systemes *                                      313,792
1,000     M6 Metropole Television                                167,356
41,995    Michelin (CGDE) - Class B                            2,423,723
1,000     NRJ SA *                                               159,418
18,573    Pechiney SA - A Shares                                 747,896
25,000    PixTech, Inc. *                                        120,312
2,410     Primagaz Cie *                                         211,627
200       Primagaz Cie-New                                        12,072
7,000     Scor SA *                                              443,939
3,123     Serp Recyclage SA *                                    413,164
4,115     Societe Generale                                       855,392
1,520     Sodexho SA                                             287,309
2,163     Ste. Guilbert SA                                       332,365
1,375     Union du Credit-Bail Immobilier                        177,816
34,400    Usinor Sacilor                                         531,331
                                                              18,998,695
          Germany - 5.5%
3,900     Adidas AG                                             $679,642
1,260     Allianz AG                                             419,953
73,300    Bayer AG                                             3,793,551
580       Bayerische Mototen Werke (BMW) AG                      363,163
12,200    Bayerische Vereinsbank AG                            1,034,299
800       Buderus AG                                             399,003
32,200    Deutsche Bank AG                                     2,722,735
26,680    Fresenius Medical Care AG - ADR *                      550,275
11,000    Hoechst AG                                             553,139
1,100     Holzmann (PH) AG *                                     262,093
4,010     LOESCH Umweltschutz AG                                  98,878
6,000     Mannesmann AG *                                        616,723
853       Marschollek, Lautenschlaeger AG  *                     407,901
1,220     Rhoen-Klinikum AG                                      120,668
720       Rhoen-Klinikum AG - Vorzugsakt                          69,419
5,000     Rinol AG                                               217,488
19,300    RWE AG                                               1,142,151
5,350     SGL Carbon AG                                          623,134
12,500    Siemens AG                                             762,938
8,000     SKW Trostberg AG2                                       88,136
6,000     VEBA  AG                                               403,447
                                                              15,528,736
          Greece - 0.1%
13,375    Attica Enterprises SA                                  193,094
1,900     Goody's SA                                              47,300
3,360     Sidenor SA                                             112,707
1,200     STET Hellas Telecommunications SA - ADR *               49,800
                                                                 402,901
               `     Ireland - 0.5%
76,000    Independent Newspapers plc                             408,674
 ,800     IONA Technologies plc *                                205,900
20,270    Irish Continental Group plc                            325,578
50,000    Unidare plc                                            167,604
218,000   Waterford Wedgewood Units                              283,167
                                                               1,390,923
          Italy - 1.8%
60,000    Banca Fideuram SpA                                     342,833
14,000    Banca Popolare Commercio e Industria                   240,196
47,000    Banco Popolare di Milano                               375,492
12,500    Brembo SpA                                             163,994

57,006    Bulgari SpA                                            308,787
90,000    Credito Italiano SpA                                   467,955
106,500   Ente Nazionale Idrocarburi SpA                         694,057
5,000     Fila Holding SpA - ADR                                  75,000
105,000   Holding di Partecipazioni Industriali Sp               A81,901
 23,600   Industrie Natuzzi SpA - ADR                            613,600
 73,500   Luxottica Group SpA - ADR                            1,139,250
85,000    Seat SpA Co. *                                          57,116
92,300    Telecom Italia SpA                                     449,267
                                                               5,009,448
          Netherlands - 5.7%
12,765    Aalberts Industries NV *                               373,447
8,000     Benckiser NV *                                         492,084
5,087     CSM NV *                                               244,370
14,554     Draka Holding NV *                                    303,489
39,100     Elsevier NV                                           590,211
3,613     GTI Holding NV                                         129,683
25,255    IHC Caland NV                                        1,421,820
42,943    ING Groep NV *                                       2,812,473
10,814    International-Muller NV                               $362,097
11,701    Koninklijke Boskalis Westminster NV                    173,749
15,600    Koninklijke Nedlloyd Groep NV                          316,786
 8,400    Philips Electronics NV                                 706,264
9,400     Polygram NV *                                          479,752
70,300    Royal Dutch Petroleum Co.                            3,869,508
33,000    Van Melle NV                                         2,377,077
5,119     Volker Wessels Stevin                                  150,514
9,800     Wolters Kluwer NV                                    1,345,344
                                                              16,148,668
          Norway - 1.1%
8,333     Dolphin Interconn                                       74,997
14,800    Fokus Bank AS - Class A                                114,863
10,000    NetCom AS *                                            270,006
300,000   Norsk Lotteridrift AS *                                939,151
5,000     Reiber & Son AS - Class B                               46,305
33,400    Schibsted Gruppen AS                                   562,003
37,000    Sensonor AS *                                          168,917
10,000    System Etikettering AS                                 110,872
11,603    Tomra Systems AS                                       348,098
49,000    UNI Storebrand AS                                      434,618
                                                               3,069,830
          Spain - 2.4%
2,500     Acerinox SA *                                          333,181
1,876     Banco Central Hispanoamericano - Class N                59,419
18,400    Banco Central Hispanoamericano SA *                    579,395
18,670     Banco Intercontinental Espanol (Bankinter) *        1,213,605
10,000    Baron de Ley SA *                                      332,528
15,900    Centros Comerciales Pryca SA                           295,002
4,000     Compania Espanola de Petroleos SA                      148,951
19,000    Corp Financiera Reunida *                              287,352
2,250     Grupo Acciona SA                                       536,225
2,500     Hidroelectrica del Cantabrico SA - Class C             114,327
49,300    Iberdrola SA                                           801,966
30,000    Prosegur, CIA de Seguridad SA                          360,619
20,072    Telefonica de Espana                                   929,709
17,500    Viscofan Industria Navarra de Envolturas
                     Celulosicas SA                              816,293
                                                               6,808,572
                     Sweden - 5.7%
30,000    ABB AB - Class B *                                     417,398
4,505     Allgon AB - Class B                                     47,715
5,823     Assa Abloy AB - Class B                                228,818
4,995     Asticus AB *                                            55,097
21,00     Avesta - Sheffield                                     103,973
4,784     Bilia AB - "A" Shares                                   49,171
12,313     Biora AB                                              162,054
11,000    BT Industries AB                                       221,985
7,937     Dahl International AB                                  146,244
 9,990    Diligentia AB                                           86,401
35,000    Electrolux AB *                                        601,028
15,000    Hemkoepskedjian AB - "B" Shares                        193,658
7,500     Hennes & Mauritz AB *                                  478,503
13,500    Hoganas AB - Class B                                   301,203
162,525   Investment AB Bure                                   2,587,199
48,200    Investor AB - Class B                                2,812,372
161,550   IRO AB                                               2,126,191
30,000    Munksjo AB                                             293,306
169,350   Nobel Biocare AB                                     2,526,028
28,500O   M Gruppen AB                                           593,006
16,650    SSAB Svenskt Stal AB - Class A                        $256,700
30,000    Stora Kopparbergs Bergslags - "A" Shares               471,923
9,000     Svenska Handelsbanken - Class A *                      417,398
17,440    Telefonaktiebolaget LM Ericsson AB - Class B           509,341
19,000    Volvo - B Shares                                       565,618
                                                              16,252,330
                     Switzerland - 7.8%
8,650     ABB AG Namen                                         2,624,151
36        Bachem Feinchemikalien AG *                             43,448
500       Hero AG                                                 79,305
150       Keramik Holding AG *                                    86,065
54        Kuoni Reisen AG                                        268,166
          30,800     Nestle SA - ADR                           3,295,622
1,167     Novartis AG                                          1,942,563
300       Phoenix Mecano AG                                      193,893
10,000    Pubigroupe SA *                                      3,099,650
150       Sarna Kunststoff Holding AG *                          262,151
14,500    Selecta Group (The)                                  3,098,331
400       SGS Societe Generale de Surveillance Holding
                     SA - Class B                                678,230
4,650     SGS   Societe    Generale   de   Surveillance
Holding
                     SA - Class R                              1,600,805
 4,200     SMH AG (Societe Suisse pour la
                     Microelectronique et l'Horlogerie)          700,785
 1,825     Stratec Holding AG                                  2,563,642
3,554      Union Bank of Switzerland *                         1,321,881
  250       Zehnder Holding AG - Class B   148,388
22,007,076
                     United Kingdom - 17.2%
 35,000    Abbot Group plc                                       123,023
60,000     Airtours plc                                          453,351
90,100     Associated British Foods plc                          847,699
72,400     Associated  British Ports  Holdings plc               411,038
18,600     Barclays plc                                          537,929
67,800     Bass plc                                            1,256,658
24,000     Bemrose Corp. plc                                     174,928
112,000    Berisford plc                                         428,270
238,277    BG plc                                              1,381,581
196,070    Blue Circle Industries plc                          1,108,241
 82,500    Boots Co. plc                                       1,367,942
72,000     British Aerospace plc                                 551,836
 115,989   British Airways plc                                 1,249,226
30,000     BTG plc                                               418,285
166,563    BTR plc                                               472,814
69,800     Capital Group plc                                     600,826
257,500    Centrica plc                                          434,273
34,286     Clubhaus plc                                           57,250
15,000     Cobham plc                                            262,994
78,882     Cowie Group plc                                       457,059
75,000     Devro International plc                               630,558
48,304     Diageo plc                                            573,882
30,600     EMI Group plc                                         267,742
26,000    Expro International Group plc *                        217,074
  8,000     F.I. Group plc                                       205,719
64,700    First Leisure Corp. plc                                379,207
  66,500    Flextech plc *                                       615,171
82,500    GKN plc                                              1,051,786
46,500    Glaxo Wellcome plc *                                 1,404,766
27,800     Glaxo Wellcome plc - ADR *                          1,662,787
50,000    Goode Durrant plc                                      420,372
31,900    Granada Group plc                                      586,998
87,800    Great Universal Stores plc                           $1,158,207
80,000    Halma plc                                              164,308
104,450   Hanson plc                                             635,291
30,165    Hyder plc                                              474,481
45,217    Jarvis Porter Group plc                                136,284
245,000   JBA Holdings plc                                     2,536,426
85,000    Ladbroke Group plc                                     466,960
100,000   LucasVariety plc                                       397,412
32,812    Mackie International Group plc *                         7,944
160,000   Manchester United plc                                  427,469
57,500    Mentmore Abbey plc                                      78,731
80,000    Nan E D & F Group plc                                  414,110
22,857    Oxford Molecular Group plc *                            73,471
100,000   Pace Micro Technology plc                              125,235
80,000    Pearson plc                                          1,466,752
129,000   PIC International Group plc                            879,798
35,702    Provident Financial plc                                560,383
22,500    Psion plc                                              242,330
80,000    Racal Electronic plc                                   453,518
136,000   Railtrack Group plc                                  3,372,328
215,000   Regent Inns plc                                        692,883
344,000   Rentokil Initial plc                                 2,475,712
141,400   Rio Tinto plc                                        1,593,740
10,986    Select Appointments Holdings plc                       156,845
21,349    Serco Group plc                                        493,020
31,970    Seton Healthcare Group plc                             403,045
46,128    Stagecoach Holdings plc                                982,063
338,900   Taylor Woodrow plc                                   1,137,450
192,000   Thorn plc                                              801,504
320,833   Toad plc *                                             139,289
65,800    Trinity Holdings plc *                                 398,289
85,000    Unigate plc                                            939,596
78,000    Verity Group plc                                       110,708
625,000   Victrex plc                                          2,155,086
36,700    Vodafone Group plc                                     466,047
15,000    Waste Recycling Group plc                              112,336
25,333    Williams Holdings plc *                                163,282
119,100     WPP Group plc                                        781,074
                                                              48,684,692
                     Total Europe (Cost $114,907,624)        164,330,647

                     North America - 7.8%
                     Canada - 2.1%
38,000    Abitibi-Consolidated, Inc. *                           483,500
70,000    Air Canada, Inc. *                                     628,700
24,000    Canadian Airlines Corp.                                 67,932
26,234    Canadian Pacific Ltd.                                  744,390
29,954    Hudson's Bay Co.                                       692,955
20,000    Imasco Ltd. *                                          373,546
107,376   Imperial Oil Ltd. ADR                                1,872,374
20,282    National Bank of Canada                                396,747
1         Noranda, Inc.                                               12
46,000    Rogers Communications, Inc. - Class B *                400,626
27,000    Stelco, Inc. - Class A *                               197,489
                                                               5,858,271
                     United States - 5.8%
10,300    Central European Media Enterprises Ltd.*              $222,738
424,926   Everest Capital Frontier Ltd. LP (1) (2)            11,100,000
45,000    KLA-Tencor Corp. *                                   1,245,938
142,250   Physio-Control International Corp. *                 3,742,953
                                                              16,311,629

                     Total North America (Cost $19,222,832)   22,169,900

                     Pacific - 18.3%

                     Australia - 3.0%
180,900   Amcor Ltd.                                             793,980
245,824   Australia and New Zealand
                     Banking Group Ltd.                        1,700,048
252,080   Australian National Industries Ltd.                    145,537
93,299     Boral Ltd.                                            175,498
16,299    Broken Hill Proprietary Co. Ltd.                       138,116
435,191     CSR Ltd.                                           1,258,976
116,000   Eastern Aluminum Ltd.                                   86,415
470,956   Foster's Brewing Group Ltd.                          1,108,207
         291,849     Gio Australian Holdings Ltd.                750,809
74,891    National Australia Bank Ltd.                           990,287
71,580    Orica Ltd.                                             424,372
160,000   Pasminco Ltd.                                          122,173
178,000   QNI Ltd  *.                                             72,379
123,386   Renison Goldfields Consolidated Ltd.                   122,557
225,000   Santos Ltd.                                            698,400
299       Woolworths Ltd.                                            975
                                                               8,588,729
                     Hong Kong - 3.5%
197,000   Cathay Pacific Airways Ltd.                            138,570
39,000    Hang Seng Bank Ltd.                                    220,467
280,432   Hong Kong & China Gas Co., Ltd. (3)                    318,504
58,000    Hong Kong Aircraft Engineering Co. Ltd.                 89,829
343,000   Hong Kong Electric Holdings Ltd.                     1,062,454
2,982,000 Hung Hing Printing Group                             1,183,471
309,000   Hutchison Whampoa Ltd.                               1,631,122
262,000   Hysan Development Co. Ltd. *                           216,414
         136,391     Jardine Matheson Holdings Ltd. ADR          368,256
         230,812     Jardine Strategic Holdings Ltd. ADR *       438,543
250,000   Johnson Electric Holdings Ltd. *                       926,033
400,000     Li & Fung Ltd.                                       645,320
         273,222     Mandarin Oriental International Ltd. *      155,736
 342,000   National Mutual Asia Ltd.                             218,492
186,000Swire Pacific Ltd. - Class A                              702,172
209,000   Television Broadcasts Ltd.                             552,974
1,039,000The Guangshen Railway Co. Ltd.                          136,109
794,000   Wharf (Holdings) Ltd.                                  783,947
                                                               9,788,413
                     Japan - 9.7%
23,000    Amano Corp.                                            202,156
31,000    Brother Industries Ltd.                                115,783
 8,000    Canon Chemicals, Inc.                                   84,217
104,000   Canon, Inc.                                          2,362,102
114,000   Chiyoda Fire & Marine Insurance Co.                    421,674
6,000     CSK Corp.                                              119,403
102,000   Dai-Ichi Kangyo Bank Ltd.                              599,394
34,000    Daiichi Pharmaceutical Co. Ltd                         448,626
130       East Japan Railway Co.                                 611,147
73,000    Eisai Co. Ltd                                          994,808
20        Fijitsu Denso                                              192
44,000    Fuji Oil                                               193,208
64,000     Fujitsu Denso Ltd.                                   $673,733
82,000    Furkukawa Electric                                     276,112
56,000    Gakken                                                  93,677
21,000    Hirose Electric                                      1,025,092
262,000   Hitachi Ltd.                                         1,709,640
20,000    Intec Inc.                                             157,762
145,000   Ishikawajima-Harima Heavy Industries Co. Ltd.          264,511
6,000     Ito-Yokado Co., Ltd.                                   282,501
44        Japan Tobacco, Inc.                                    297,902
48,000    Kao Corp.                                              740,645
60,000     Kawasho Corp.                                          73,545
15,000     Kirin Beverage Corp.                                  281,743
38,000    Kirin Brewery Co. Ltd.                                 358,930
88,000Koito Manufacturing Co., Ltd.                              434,638
66,000    Kurita Water Industries                                780,446
7,000     Kyokuto Boeki                                           15,243
58,000
          Matsushita Electric Industries Co.                     932,583
133,000   Mitsubishi Corp.                                       824,717
8,000     Namco Ltd.                                             186,892
40,000    Nichimo(Builder)                                        61,144
82,000    Nippon Oil Co. Ltd.                                    264,879
84        Nippon   Telegraph   and  Telephone Corp.              696,517
69,000    Nippondenso Co. Ltd.                                 1,144,279
12,000    Nissho Electronics Corp.87,389
18,000     Nomura Securities Co. Ltd.                            209,604
34,000    Noritake Co. Ltd.                                      159,348
86,000    Oki Electric Industry Co. Ltd.                         206,489
112,000   Osaka Gas Co. Ltd.                                     287,490
12,000    Roland Corp.                                           196,409
46,000    Sankyo Seiko Co. Ltd.                                  110,780
72,000    Sanwa Bank Ltd.                                        644,257
34,000    Sharp Corp.                                            275,550
38,000    Shiseido Co. Ltd.                                      431,812
11,000    Showa Aircraft Industry                                 43,464
32,000    Showa Shell Sekiyu K.K.                                142,822
12,000    Sony Corp                                            1,033,961
60,000    Stanley Electric Co., Ltd.                             219,771
28,000    Sumitomo Forestry Co. Ltd.                             158,281
30,000    Sumitomo Metal Industries                               48,237
71,000    Sumitomo Realty & Development                          313,303
50,000    Sumitomo Rubber Industries                             269,666
86,000    Sumitomo Trust & Banking                               384,455
28,000    Sumitomo Warehouse                                     104,780
22        Toho Co.                                                 2,316
51,000    Tokio   Marine & Fire Insurance Co.                    524,378
26,000    Tokyo Broadcasting System                              290,576
46,000    Tokyo Electric Power                                   902,156
398,000   Tokyo Gas Co.                                          886,740
11,700    Torii Pharmaceutical Co. Ltd.                          213,011
225       West Japan Railway Co.                                 816,029
34,000    Yamaha Motor Co. Ltd.                                  213,281
36,000    Yasuda Fire & Marine Insurance                         153,147
104,000   Yokohama Bank Ltd.                                     254,957
20,000    Yushiro Chemical Industry                               74,699
                                                              27,388,999
                     New Zealand - 0.6%
503,700   Carter Holt Harvey Ltd. *                              439,863
254,776   Telecom Corporation of New Zealand *                 1,024,217
527,400   Wrightson Ltd. *                                       101,433
                                                               1,565,513
                     Singapore - 1.5%
         240,000     Acer Computer International Ltd.            $84,000
450,000   Courts (Singapore) Ltd.                                 95,943
233,350   Development Bank of Singapore                        1,292,166
3,320,000 Electronic Resources Ltd.                            2,261,179
46,000    Jurong Shipyard Ltd.                                   222,031
105,000   Overseas Union Enterprise Ltd.                         154,842
25,000    Singapore Press Holdings Ltd.                          167,308
238,000   TIBS Holdings Ltd.                                      93,029
                                                               4,370,498
                     Total Pacific (Cost $62,707,585)         51,702,152

                    Emerging Markets - 4.5%

                     Argentina - 0.2%
          59,600     Quilmes Industrial SA                       524,480

                     Bermuda - 0.3%
          18,000     PartnerRe Ltd.                              918,000

                     India - 0.0% ++
           6,000     Shiriram Industries - GDR *                   7,500
                     Indonesia - 0.1%
998,000   PT Bank Danamon Indonesia *                              6,836
1,232,000PT Citra Marga Nusaphala Persada                         25,315
2,155,000 PT Davomas Abadi                                        73,801
120,000   PT Gudang Garam                                         71,507
74,500    PT Hero Supermarket                                      5,485
328,000   PT Lippo Bank                                           16,849
1,236,000 PT Matahari Putra Prima TBK                             12,699
385,000   Pt Panin Bank (4)                                        9,230
268,000   PT Semen Gresik                                        154,192
                                                                 375,914

                     Israel - 1.0%
          75,000     Orbotech Ltd. *                           2,728,125
                     Malaysia - 0.6%
85,000    Carsberg AS                                            258,540
197,000   Kumpulan Guthrie Berhad                                114,134
  140,000   Malayan Banking Berhad                               141,267
97,000Perlis Plantations Berhad                                   84,297
272,000   Resorts World Berhad                                   299,413
35,000 Rothmans of Pall Mall Berhad                              242,909
425,800   Sime Darby Berhad                                      293,974
330,000 Technology Resources Industries - Series A               227,037
                                                               1,661,571
                     Mexico - 1.1%
125,000   Desc Sociedad de Fomento Industrial SA de CV           640,098
168,000   Grupo Financiero Banamex
                     Accival SA de CV *                          323,544
5,040     Grupo Financiero Banamex Accival SA de CV -
                     Class L *                                     7,855
          10,350     Grupo Televisa SA - GDR *                   389,419
257,000   Kimberly-Clark de Mexico SA de CV                      909,785
15,200    Telefonos de Mexico SA - Class L ADR *                 730,550
26,000    Vitro Sociedad Aninima - ADR                           165,750
                                                               3,167,001
                     Philippines - 0.1%
158,000   San Miquel SA - Class B                                209,398
                     Portugal - 0.1%
7,110     Brisa-Auto Estradas de Portugal SA                    $304,241

                   South Africa - 0.7%
           6,209     Anglogold Ltd. - ADR                        125,972
8,800     De Beers Consolidated Mines Ltd. *                     154,000
133,000     Gencor Ltd.                                          206,438
4,242     Kersaf Investments Ltd.                                 19,430
311,089   LibLife Strategic Investments Ltd.                     920,866
62,959    Plessey Corp. Ltd.                                      87,042
224,566   SA Iron & Steel Industrial Corp. Ltd.                   42,666
39,500    Safmarine and Rennies Holdings Ltd. *                   30,153
26,000    Sappi Ltd. *                                            98,132
2,804     South African Breweries Ltd.                            58,030
7,063     South African Breweries Ltd. - ADR                     146,295
                                                               1,889,024
                     Thailand - 0.3%
37,000    Advanced Info Service plc                              157,820
240,000   Bangkok Bank Public Co. Ltd.                           295,735
33,000    Matichon Public Co. Ltd.                                39,099
89,000    MBK Properties and Development Public Co. Ltd.          33,217
246,000   National Finance & Securities Co. Ltd. *                19,237
120,000   Post Publishing Co., Ltd. *                             65,403
41,000    The Siam Cement Co., Ltd. *                            198,199
133,000   The Thai Farmers Bank, Ltd.                            117,399
                                                                 926,109
                     Total Emerging Markets
                     (Cost $20,084,647)                       12,711,363
                     Total Common Stocks
                     (Cost $216,922,688)                     250,914,062

                     Preferred Stocks - 1.1%
12,833    IFI Istituto Finanziario (Italy)                       268,923
200     Porsche AG (Germany)                                     576,273
6,325     Sto AG - O.S. Vorzugs (Germany)                      2,369,203

                     Total Preferred Stocks (Cost $2,984,677)  3,214,399

                     Warrants - 0.0% ++
48,000    Acer Computer Int'l Ltd. expiring 7/31/01
                     (Singapore) *                                 1,706
20,000    Atlantis Japan Growth Fund expiring 4/30/10
                     (Japan) *                                     3,500
16,000    Hysan Development Co. Ltd. expiring 4/30/99
                     (Hong Kong)                                     132
299,444   PT Panin Bank                                                0
2,680     TEGE SA (Switzerland) expiring 6/20/01                  57,442
          Total Warrants (Cost $18,720)                           62,780
                     Convertible Bonds - 0.1%
25,000,000Sumitomo Wiring Systems CVT, 0.900%
                     due 9/30/08 (Japan) (Cost $227,872)         148,713
                     Comingled Investment Vehicles - 4.2%
104,000   Atlantis Japan Growth Fund *                           380,879
25,400    Indonesian Development Fund, Ltd. *                     50,800
1,102,753 Investable Emerging Markets Country
                     Fund LP (1) (2) **                       11,468,633
40,000    The First Korea Smaller Companies Fund *
124,800              Total Comingled Investment Vehicles
                     (Cost $14,825,149 )                      12,025,112
                     Total Long-Term Investments
                     (Cost $234,979,106)                     266,365,066
                     Short-Term Investments - 9.8%
                     U.S. Treasury Security - 0.3%
        $765,000     U.S. Treasury Bill, 4.964% due 10/15/98 #  $753,714
                     Repurchase Agreement - 5.2%
$14,728,035         Repurchase    Agreement,    5.200%,
                    dated 6/30/98,due 7/1/98 with Investors
                    Bank & Trust Company
                    collateralized    by   ($10,000,000
                    Chase Capital
                     6.219% due 2/1/27 - market  value
                    $10,207,292;  $5,119,198
                     FHLMC ARM 7.741% due 7/1/25 market
                     value  $5,257,497) (Cost
                     $14,728,035)                                14,728,035

                     Investment of Cash Collateral
                     for Securities Loaned - 4.3%
      12,107,677     Bank of Boston Euro-dollar 6.580% maturing
                     10/3/98 (Cost $12,107,677)               12,107,677
                     Total Short-Term Investments
                     (Cost $27,589,406)                       27,589,426
                     Total Investments (Cost $262,568,512)   293,954,492
                     Liabilities in Excess
                     of Other Assets - (4.0%)               (11,236,815)
                     Net Assets - 100%                      $282,717,677


           +         See Note 2 to the Financial Statements.
           ++        Round to less than 0.1%
                     #         Interest rate represents the yield to maturity
                     at the time of purchase.
           *         Non-income producing security.
           **        Deemed to be an investment in an affiliate.
           ADR       American Depository Receipt
           GDR       Global Depository Reciept
           (1)       Security is fair valued in good faith under procedures
                     established by the board of directors of the fund.
           (2)       Deemed to be a restricted security.
           (3) With additional recoverable rights attached with no market value.
           (4) With additional recoverable rights attached maturing on 9/30/99 with no market value.

                     See accompanying Notes to Financial Statements.






Policy Considerations

Investor perceptions of emerging markets have proven about as stable in recent years as the Baltimore Orioles' pitching staff (i.e., wildly erratic). What was seen as a no-lose proposition in 1993 was seen as a no-win proposition by most investors a year later, setting the stage for a powerful rebound that lifted the Fund's since inception return from negative territory to a respectable 15% in mid-1997. The collapse of the Thai baht then kicked off a chain of events that has caused most emerging bourses to fall to levels last seen in the early 1990s. Panicked selling by investors belatedly discovering that their time horizons are shorter than they had supposed has created some compelling opportunities in emerging markets. But the fact that most of these opportunities derive from reduced investor time horizons (as distinct from improving fundamentals, which are evident in few emerging economies) makes the short-term risks of investing in emerging markets substantial. For foundations that have not invested in such markets previously, the wisest course might be to eschew "pure plays" in favor of more diversified funds whose managers are permitted but not compelled to invest in emerging markets (e.g., the TIFF International Equity or Multi-Asset Funds).




Investment Performance for
the Periods Ended June 30, 1998

Average Annual
           Total Return (Net of Fees)

                     Since
           Trailing  Inception
           1 Year    5/31/94

           TIFF Emerging Markets Fund     -35.6     -8.6
MSCI Emerging Markets Free                -40.4     -9.4

Performance Evaluation

Toward the end of his remarks to a gathering of TIFF Members in mid-May, emerging markets specialist Antoine van Agtmael furnished a list of potential events that "keep [him] awake at night." Unfortunately, several of these events actually unfolded during the latter half of May and June (e.g., Japan's condition worsened, Russian tax receipts continued to dry up, Korea and her neighbors encountered difficulties in restucturing their debts, etc.), and the MSCI Emerging Markets Free Index plummeted 24.2%. Four of the Fund's five managers beat the Index, one (EMM) equaled it, and the Fund managed to outperform its benchmark by 1.2%. Normally, a quarterly excess return of 1.2% would represent success. This year, for obvious reasons, we take no pleasure in relative returns. Buy low.




TIFF Emerging Markets Fund / Schedule of Investments
June 30, 1998 (unaudited)


                     Long-Term Investments - 93.6%

                     Common Stocks - 70.6%

                     Latin America - 24.9%
                     Argentina - 2.0%
36,000    Argentina Fund, Inc. $391,500
          12,800     Banco Rio de la Plata - ADR                 135,200
22,879    CEI Citicorp Holdings SA *     91,530
29,680    Compania Naviera Perez Companc                         148,718
14,638    Dragados y Construcciones Argentina -
                     Series B *                                   43,921
1,456     Inversiones y Representacion - GDR                      42,406
48,411     IRSA, Inversiones y Representaciones SA
                     (144A) (d)                                  142,348
4,200     Nortel Inversora SA - ADR                              104,475
9,300     YPF-Sociedad Anonima ADR                               279,581
                                                               1,379,679
                     Brazil - 3.5%
8,400     Aracruz Celulose SA - Sponsored ADR                     96,075
30,740,000Avipal SA - Avicultura e Agropecuaria                   46,110
2,600,000 Banco do Estada de Sao Paulo SA                         96,671
48,000     Brazil Fund, Inc.                                     870,000
1,900     Brazil Realty SA (144A) - GDR (d)                       41,889
1,000,000     Brazilian Real Put Option                           20,000
250,000   Brazilian Smaller Companies Inv. Trust plc             200,200
1,276     Cemig Cia Energy SA - ADR *                             39,508
953       Cemig SA Energy - ADR *                                 29,508
1,368,666Cia Energetica Do Brasilia - B                           48,510
890,000   Companhia Cimento Portland Itau                        163,117
2,070,000 Companhia de Eletricidade do Estado de Bahia            76,965
104,239   Gerdau Metalurgica SA                                    2,481
289,000   Industrian Klabin de Papel e Celulose SA               119,948
70,000    Makro Atacadista SA                                     52,659
4,100     Makro Atacadista SA - GDS                               31,775
1,150,000 Saneamento Basico do Estado de Sao Paulo               141,202
3,900,000 Telecomunicacoes Brasileiras Telebras SA               308,560
                                                               2,385,178
                     Chile - 2.7%
22,800    A.F.P. Provida SA - Sponsored ADR                      380,475
26,900     Chilectra SA - ADR *                                  576,634
14,400    Compania  de  Telecomunicaciones  de Chile SA-
                     Sponsored ADR  *                            292,500
3,900     Cristalerias de Chile SA - ADR *                        50,700
14,400     Empresa Nacional de Electric - ADR                    205,200
9,435     Gener SA - ADR                                         172,189
25,100    Maderas y Sinteticos Sociedad
                     Anonima SA - ADR                            203,938    `
                                                               1,881,636
                     Colombia - 1.2%
52,036    Bavaria                                                303,716
3,950     Cementos   Paz del Rio - ADR *                          38,877
51,016    Exito                                                  100,495
71,350     Pisos  Asfalto y Vinilos Colo *                         5,518
80,832                   Suramericana de Seguros SA              253,586
50,340    Valores Bavaria SA                                      91,450
                                                                 793,642
                     Latin American Region - 5.3%
400,000   Edinburgh Inca Trust plc *                             155,291
712,500   Latin America Investment Trust Fund *                1,225,500
22,900    Latin American Discovery Fund, Inc.                    217,550
67,300    Latin American Equity Fund                            $698,238
1,250,000 Morgan Grenfell Latin American Trust plc             1,398,458
                                                               3,695,037

                    Mexico - 9.0%
10,300    Acer Computec Latino America (144A) -
                     ADR (d) *                                    30,385
110,601   Cemex SA de CV                                         413,682
16,480    Cemex SA de CV - Class B                                72,649
67,000    Consorcio ARA SA de CV *                               214,060
33,880    Corporacion Interamericana de Entretenimiento
                     SA *                                         98,061
4,517     Corporacion Interamericana de Entretenimiento
                     SA - Class L *                               10,560
26,600    Cydsa SA                                                43,824
98,000    E.C.E. SA                                               92,513
20,000     Emerging Mexico Fund, Inc. *                          158,750
198,000   Empaques Ponderosa SA *                                123,433
32,000    Empresas ICA Sociedad Controladora SA de CV -
                     ADR                                         302,000
10,600    Fomento Economico Mexicano SA
                     de CV - ADR                                 333,900
66,000    G. Accion SA de CV - Series B *
47,757    70,000     Grupo Casa Autrey SA de CV                   45,976
214,000   Grupo Corvi (144A) SA (d)                               60,748
183,000   Grupo Financiero Banamex Accival SA
                     de CV *                                     352,432
292,845   Grupo Financiero Banorte - Series B *                  318,175
17,000     Grupo Industrial Durango SA - Class A *                75,509
64,000    Grupo Posadas SA - "L" Shares *                         38,330
6,100     Grupo Posadas SA - GDR *                                73,856
216,428   Grupo Posadas SA - Series A *                          131,047
12,600    Grupo Televisa SA - GDR *                              474,075
6,000     Grupo Televisa SA - Series CPO *                       113,214
39,400     Grupo Tribasa SA - ADR *                              204,388
74,000    Grupo Tribasa SA de CV *                               191,940
94,000    Ingenieros Civiles Asociados                           151,312
127,000   Mexico Fund                                          1,857,375
118,000   Sistema Argos SA - Series B                            104,299
39,000    Vitro S.A.                                              85,094
                                                               6,219,344
                     Peru - 0.5%
17,600    Banco Wiese                                             15,455
8,200     Banco Wiese - Sponsored ADR                             28,188
10,642    Compania de Minas Buenaventura SA                       59,404
26,812     CPT Telefonica del Peru SA                             55,211
1,600     CPT Telefonica del Peru SA - ADR                        32,700
113,449     Enrique Ferreyros SA *                               152,907
1,577     Minas Buenaventura - Sponsored ADR                      20,698
                                                                 364,563

                     Venezuela - 0.7%
42,500    Bancaracas Mercados Capital - Class A                   28,449
6,584     Ceramicas Carabobo - ADR "B" *                          13,697
3,000     Compania Anonima Nacional Telefonos de
                     Venezuela - ADR *                            75,000
443,583   Electricidad de Caracas                                200,425
14,832    Fondo de Valores S.A.C.A. - GDR *                      108,067
4,667     International Briquettes Holding, Inc. *                44,337
 153     Siderurgica Venazolana Sivensa SACA (144A) -
                     ADR (d)                                       1,159
43,716    Siderurgica Venezolana Sivensa - Class A 3,836
2,867     Sudamtex de Venezuela (144A) - Sponsored
                     ADR (d) *                                     7,168
547,445   Venezolana Pulpa y Papel - B Shares                    $20,302
10,920     Venezolana Pulpa y Papel - GDR                          3,850
                                                                 506,290

                     Total Latin America (Cost $21,250,319)   17,225,369

                     Asia - 18.4%

                     China - 1.6%
218,000   Beijing Datang Power Generation Co. Ltd.               61,196
35,000     China Fund, Inc.                                     315,000
102,500   Greater China Fund, Inc.                              685,468
3,600     Huaneng Power International, Inc. - ADR *              48,375
                                                              1,110,039
                     Hong Kong - 2.1%
536,000   Anhui Expressway Co. Ltd. - Class H                    53,959
214,000     Giordano International Ltd.                          43,363
351,000   Guangdong Kelon Electric Holding - Class H            276,339
186,000     GZI Transportation Ltd. *                            42,010
46,400    Johnson Electric Holdings Ltd. *                      171,872
396,875     Lung Kee (Bermuda) Holdings Ltd.                     77,858
1,785,848 Moulin International Hldgs, Ltd.                      177,476
3,500     Peak International Ltd. *                              48,125
153,000   Road King Infrastructure Ltd.                         120,455
530,000   Shenzhen Expressway Co. Ltd.                           97,818
566,000   Sinocan Holdings Ltd.          22,645
416,000   United Pacific Industries Ltd.                         75,704
298,000   Vanda Systems & Communication Holdings Ltd.            53,845
96,000     Varitronix International Ltd.                        192,047
                                                              1,453,516
                     Indonesia - 1.4%
650,000   EFM Edinburgh Java Trust plc *                         75,976
13,000    Gulf Indonesia Resources Ltd. *                       149,500
130,500   PT Astra International Inc.                             7,821
235,000   PT Bakrie & Brothers                                    4,024
102,500   PT Charoen Pokphand Indonesia                           1,755
224,000PT Dharmala Sakti Sejah-for Rg *                           1,534
201,500   PT Hanjaya Mandala Sampoerna                           27,948
607,200PT Indah Kiat Pulp & Paper Corp.                         117,489
483,880   PT Indorama Stnthetics                                 38,114
3,700PT Indosat - ADR                                            41,163
 1,035,720 PT Mulia Industrindo                                  17,735
716,500   PT Pabrik Kertas Tjiwi Kim - Series F                  90,789
241,500   PT Pakuwon Jati                                           827
136,800   PT Petrosea Tbk *                                      18,974
436,000   PT Putra Surya Multidana *                              2,240
153,000   PT Ramayana Lestari Sentosa                            12,051
542,500     PT Telekomunikasi Indonesia                         155,133
34,500    PT Telekomunikasi Indonesia - ADR                     200,531
                                                                963,604

                     Korea - 2.8%
3,400     Dae Duck Electronics Co.                              198,540
4,496Dongah Tire Industry Co. *                                 121,425
8,970     Hyundai Heavy Industries                              189,876
1,715     Kookmin Bank                                            6,384
8,000     Korea Fund, Inc. *                                     51,000
747       Korea   Mobile Telecommunications Corp.               338,386
4,900     Medison Co. Ltd.                                       43,277
33,964    Mirae Co. *                                            56,524
6,680     Pohang Iron And Steel Co. Ltd.                        223,239
7,300     Pusan Steel Pipe Corp.                                 29,839
5,323     Samsung Electron Devices Co. Ltd.                    $145,703
10,605    Samsung Electronics Co.                               328,983
940       Samsung Fire & Marine Insurance                       157,124
                                                              1,890,300
                     Malaysia - 1.3%
71,000    IJM Corp. Berhad                                       18,853
104,000   Jaya Tiasa Holdinhs Berhad                            129,294
113,000   Malakoff Berhad                                       208,678
188,000   Malaysian International Shipping Berhad               274,569
39,000    Malaysian Pacific Industries Berhad                    46,132
20,000    MNI Holdings Berhad                                    19,409
   25,250     Perlis Plantations Berhad                          21,943
  213,000     PPB Oil Palms Berhad                              138,829
   28,000     Sime UEP Properties Berhad                         16,087
                                                                873,794
                     Philippines - 1.3%
326,040   Ayala Land, Inc. *                                     94,277
342,100   Belle Corporation *                                     8,738
9,580     Benpres Holdings Corp. - GDR *                         28,945
14,300    Benpres Holdings Corp. - Sponsored GDR *               39,325
344,000   Cosmos Bottling Corp.                                  38,959
1,121,000Digital Telecom Philippines, Inc. *                      35,116
36,900    Equitable Banking Corp.                                 51,571
546,700   Filinvest Land, Inc. *                                  23,185
61,100    First Philippine Fund, Inc. *                          351,325
8,127     First Philippine Holdings Corp. *                        5,483
301,875   Fortune Cement Corp. *                                  16,003
510,740   Music Corp. *                                           45,536
830,000   Philex Mining Corp. - Class B *                         15,000
1,152     Philippine Long Distance Telephone - ADR *              25,848
5,000     Philippine Long Distance Telephone Co. -
                     ADR                                         112,187
1,245,000 PICOP Resources, Inc. *                                 15,600
                                                                 907,098
                     Singapore - 0.2%
8,400     Creative Technology Ltd. *                             103,950
9,000GP Batteries International Ltd. *                            16,417
144,000   Roly International Holdings                             12,960
19,500Venture Manufacturing (Singapore) Ltd.                      36,956
                                                                 170,283
                     Taiwan - 4.3%
158,333   Compal Electronics, Inc. *                             426,357
83,000    Hon Hai Precision Industry *                           420,424
201,690   Nan Ya Plastics Corp. *                                273,609
60,000ROC Taiwan Fund                                            405,000
4,820     Siliconware Precision - GDR *                           38,559
3,048     Siliconware Precision Industries Co. - GDR *            24,384
3,900     Synnex Technology  International  Corp. - GDR*          66,788
37,800    Taiwan Equity Fund, Inc. *                             352,013
15,000    Taiwan Fund, Inc.                                      201,563
80,000    Taiwan Investment Trust plc *                           98,852
11,600    Taiwan Semiconductor *                                  23,976
7,300     Taiwan Semiconductor Manufacturing Co. Ltd.-
                     ADR *                                       123,188
174,029   United Microelectronics Corp., Ltd. *                  200,115
177,476     Yageo Corp. *                                        294,493
                                                               2,949,321

                     Thailand - 1.2%
13,500    Alucon Public Co. Ltd.                                  23,353
45,500    Bangkok Bank Public Co. Ltd.                            56,066
38,000    Bank of Asia, The  *                                    $8,284
255,858   First Pacific Land, Ltd.                                 8,488
50,900    Hana Microelectronics Public Co., Ltd. *               129,059
47,200     K.R. Precision Public Co., Ltd. *                      31,318
20,600    KCE Electronics Public Co. Ltd. *                       78,103
117,900     MDX Co. Ltd. *                                         6,426
73,100    Precious Shipping Ltd. *                                35,944
12,200    PTT Exploration & Production Public Co. Ltd. *          92,512
3,400     Raimon Land Co. Ltd. *                                      64
1,916,000 Ruam Pattana Fund II *                                 167,991
61,000    Saha-Union Corp. Ltd. *                                 37,222
231,600   Shinawatra Satellite Public Co., Ltd.  *                71,346
36,300    Siam Syntech Construction Public Co. Ltd. *                430
29,080     Siliconware Precision Industries Co. *                 42,243
37,700    TelecomAsia Corp. *                                      8,398
29,700    Thai Farmers Bank Public Co. Ltd. *                     21,466
190,100   Thai Telephone & Communication *                        23,875
22,300     Thai-German Ceramic Industry Co., Ltd. *               $1,426
11,000    The Thai Farmers Bank, Ltd.                              9,710
                                                                 853,724
                     Asian Region - 2.2%
152,800   Asia Tigers Fund, Inc., The *                          974,100
1,025,000 Edinburgh New Tiger Trust                              213,943
240,000   Govett Asian Smaller Companies Fund                    272,496
12,200    Southeast Asia Frontier Fund *                          79,300
                                                               1,539,839
                     Total Asia (Cost $23,676,516)            12,711,518

                     Africa - 4.5%

                    Botswana - 0.1%

39,000    Sechaba Investment Trust                               51,465
                     South Africa - 4.4%
6,100     Anglo American Corp. of South Africa Ltd.              206,955
25,072    Barlow Ltd.                                            132,909
6,800     Billiton plc - ADR                                      15,300
129,600   C.G. Sugar Ltd.                                        162,687
110,442   CorpGro Ltd.                                           124,587
41,900    Engen Ltd.                                             116,567
6,166     Liberty Life Association of Africa                     120,914
25,000    New South Africa Fund, Inc.                            334,375
720,000   Old South Africa Trust                               1,364,543
11,942    Sasol Ltd.                                              69,586
9,209     South African Breweries Ltd.                           190,585
146,200   Sun International (South Africa) Ltd.                   49,601
47,183    Super Group Ltd.                                       138,468
                                                               3,027,077
                     Zimbabwe - 0.0% ++
200,000   Trans Zambezi Industries Ltd. - GDR                     50,000

                    Total Africa (Cost $3,809,525)            3,128,542

                     India Sub-Continent - 5.1%

                     India - 4.6%
35,100    Bharat Heavy Electricals Ltd.                          208,277
23,000    Bharat Petroleum Corp. Ltd. *                          190,715
9,300     BSES, Ltd. (144A) - GDR (d)                             93,930
12,500    Cipla Ltd.                                             204,196
27,840    Gujarat Ambuja Cements GDR                            $139,200
          31,600     Hindustan Petroleum Corp. Ltd.              291,721
19,920    Hindalco Industries Ltd. - Sponsored GDR *             277,884
2,000     Housing Development Finance Corp. Ltd.                 141,513
425,000   India Fund, The - Class B *                            549,990
9,600     Indian Hotels Co., Ltd.  GDR (Reg S)                    74,400
1,900     Industrial Credit & Investment Corp.
                     of India - GDR                               17,361
12,000    Industrial Credit & Investment Corp.
                     of India Ltd. (144A) GDR (d)                120,300
8,020     Larsen & Toubro Ltd. GDR                                74,988
2,600Larsen & Toubro Ltd. (144A)  GDR (d) *                       28,138
5,800     Mahamagar Telephone Nigam Ltd. GDR*                     60,755
13,000    NIIT Ltd.                                              436,560
20,356    Tata Engineering & Locomotive Ltd. GDR *                59,541
10,500    Videsh Sanchar Nigam Ltd. GDR                          112,350
13,500Videsh Sanchar Nigam Ltd. (144A) GDR (d) *                 144,450
                                                               3,226,269
                     Pakistan - 0.4%
49,795    Engro Chemicals Pakistan Ltd.                           53,491
39,40     Hub Power Co. Ltd.                                      10,987
9,100     Hub Power Co. Ltd. - Sponsored GDR                      68,250
41,666     Pakistan State Oil Co. Ltd.                            66,867
100       Pakistan Telecommunications Corp. GDR                    3,481
183,280     Sui Northern Gas Pipelines *                          34,803
                                                                 237,879
                     Sri Lanka - 0.1%
4,682     Aitken Spence Hotels Ltd.                                6,806
6,264     Development Financial Corp. of Ceylon                   12,940
15,221    National Development Bank                               29,114
48,860
                     Total India Sub-Continent
                     (Cost $5,494,535)                         3,513,008

                     Europe and Middle East - 17.7%

                    Croatia - 0.1%
6,800     Pliva d.d. - GDR                                       108,346

                    Czech Republic - 0.9%
4,450     CKD Praha Holding AS *                                 111,721
667       Deza Valasske Mezirici AS                               28,072
5,685     Sporitelni Privatizacni Cesky                           68,488
10,486    Sporitelni Vynosovy Investic                            73,256
29,756    Zivnobanka - Investicni Fond                           373,980
                                                                 655,517
                     Egypt - 0.2%
1,800     Egypt Pharmaceuticals                                  115,327
500       Heliopolis Housing                                      50,110
                                                                 165,437
                     Greece - 1.7%
1,910     Alpha Credit Bank                                      154,927
4,333     Attica Enterprises SA                                   62,555
6,290     General Construction SA                                 31,855
40,500    Greek Progress Fund S.A.                               464,828
7,310     Hellenic Telecommunications Organization SA            187,520
1,149     National Bank of Greece SA                             147,328
1,680     Sidenor SA                                              56,354
700       Titan   Cement Co. SA                                   45,822
                                                               1,151,189
                     Hungary - 0.8%
 2,233     BorsodChem Rt.                                        $65,301
2,014     EGIS Rt.                                                70,916
12,730    Mol Magyar Olay - Es Gazi (Ordinary Shares)            343,456
790       OTP Rt.                                                 38,835
                                                                 518,508
                     Israel - 1.6%
45,000    Bank Hapoalim Ltd.                                     136,181
3,720     ECI Telecommunications Ltd.                            140,895
1,890     Elite Industries Ltd. *                                 61,112
300,000   Israel Fund (The) plc *                                294,000
11,600    Koor Industries Ltd. - ADR                             271,150
3,300     NICE-Systems Ltd. - ADR *                              123,750
2,100     Tadiran Ltd. - Sponsored ADR                            69,825
1,096,913
                     Lebanon - 0.1%
6,400     Lebanon Holdings *                                      46,400

                    Lithuania - 0.0% ++
1,500     Birzai Milk - GDR *  17,507
                     Poland - 1.5%
 4,500     Bank Handlowy W. Warszawie                             85,950
5,968     Bank Ochrony Srodowiska SA                              68,509
 8,393    Exbud SA *                                             101,164
71,860    Flemings Poland Funds Ltd *                            556,915
14,365    Mostostal Gdansk SA *                                   58,540
12,300    Softbank SA - GDR *                                    165,435
4,600     Wielkopolski Bank Kredytowy SA                          35,644
                                                               1,072,157
                     Portugal - 0.6%
19,800    Portugal Fund, Inc.                                    398,475

                     Romania - 0.2%
1,900     Banca Turco Romana - GDR                                22,610
108,120   Rolast SA *                                             22,394
64,310    Terapia SA *                                           113,221
                                                                 158,225
                     Russia - 4.8%
150,000   Fleming Russia Securities Fund *                     1,256,250
9,700     Gazprom (144A) - ADR (d) *                             107,428
12,225    Global Telesystems Group, Inc. (b) (c)                 536,372
8,300     Irkutskenergo - ADR *                                   40,436
12,100    Lukoil Oil Co. - ADR *                                 399,489
36,300    Mosenergo - ADR *                                      180,636
22,500    Mosenergo - RDC (144A) - ADR (c) (d) *                 115,313
350       New Century Fund XI (c)                                216,034
5,780     Rokiskio Suris *                                        28,900
1,108,000 Unified Energy (EES Rossii)                            142,931
 20,900    Unified Energy Systems - GDR *                        275,443
                                                               3,299,232
                     Slovakia - 0.1%
324       Slovakofarma AS      31,340

                     Slovenia - 0.0%
800       SKB Banka (144A) - GDR (d)                                9,160

                    Turkey - 1.0%
6,113,422 Akbank T.A.S.                                          $197,488
1,228,000 Aksigorta                                                79,570
1,580,000 Dogan Sirketler Grubu Holding AS                         96,443
281,750   Enka Holding Yatirim AS                                 148,167
704,000     Haci Omer Sabanci Holding AS                           43,633
440,000   Pimas Plastik Insaat AS                                  32,642
837,666   Turkiye Garanti Bankasi AS *                             38,545
16,000    Usas Ucak Servisi AS                                     37,863
                                                                  674,351
                     United Kingdom - 0.1%
52,989    Billiton plc                                            105,292

                    European Region - 4.0%
320,000   Baring Emerging Europe Trust *                          516,800
1,400,000 Central European Growth Fund *                        1,274,058
20,000    East Europe Development - PTG *                         554,996
12,690    Julius Meinl International AG                           422,833
                                                                2,768,687
                     Total Europe and Middle East
                     (Cost $14,671,632)                       12,276,736
                     Total Common Stocks
                     (Cost $68,902,527)                       48,855,173

                     General Emerging Markets - 18.9%
153,888   Everest Capital Frontier Ltd. LP (b)                 4,019,890
2,559     Explorador Fund, L.P. (b)                            2,359,608
200,000   Foreign & Colonial Emerging Markets plc*               259,654
591,212     Investable Emerging Markets Country
                     Fund LP (b) (c) **                        6,148,604
2,400     Morgan Stanley Africa Investment Fund                   28,500
6,300     Morgan Stanley Emerging Markets Fund                    59,456
81,175    Nelson Gold Corp. Ltd. *                                13,809
50,000Templeton Emerging Markets Inv Trust plc                    83,907
           Total General Emerging Markets
                     (Cost $14,270,171)                       12,973,428
                     Preferred Stocks - 4.0%

                     Brazil - 4.0%
2,470,000 Cia Energetica Brasilia                                201,188
6,241,227     Cia Energetica de Minas Gerais                     195,359
 89,000,000Cia Energetica do Ceara - Coelce Series A             242,413
278,812     Cia Riograndense Telecom*                            304,969
600,000   Cia Tecidos Norte de Mina                               90,791
9,793,103 Cosigua-Siderur Guanabara                              135,145
319,000   Empresa Brasileira de Compressores SA                   99,273
514,000     Iven SA Preferred *                                  257,514
102,800   Marcopolo SA Preferred                                  18,222
3,444,591 Metalurgica Gerdau SA                                  110,144
2,596,000  Patroleo Brasileiro SA - Petrobras                    481,489
216,000   Sadia Concordia SA Industria e Comercio                138,210
1,560,000 Telec do Rio de Janeiro SA                             118,163
401,714   Telecommunicacoes Sao Paulo                             95,522
1,000,000Telecomunicacoes Brasileiras SA Telebras                110,200
1,560,000 Telerj Celular SA - Series B *                          91,725
941,714Telesp Celular SA - Series B *                             78,171
                     Total Preferred Stocks (Cost $3,462,517)  2,768,498

                     Options - 0.1%
1,880,000 Brazilian Real Put expiring 12/14/98
and 12/30/98, price $1.42 (Cost $41,880)                         $47,820
                     Rights - 0.0% ++
           1,910     Alpha Credit Bank                            17,200
          14,070     Telec Do Rio                                      0
                     Total Rights (Cost $0)                       17,200
                     Warrants - 0.1%
68,420    Belle Corp. expiring 12/31/00 (Philippines)                 95
10,000     GP Batteries International Warrants
                     expiring 11/15/00 (Singapore)                 8,800
7,600     GZI Transport Ltd. expiring 1/29/99
                     (Hong Kong)                                      20
250,000   Morgan Grenfell Latin American
                     expiring 6/30/10 (Latin America) *           91,839
58,506    Moulin International Holdings Ltd.
                     expiring 11/14/97 (Hong Kong)                   438
24,915     PT Bank Int'l Indonesia expiring 1/17/00
                     (Indonesia)                                     116
20,080    PT Indah Kiat Pulp & Paper expiring 7/11/02
                     (Indonesia)                                   2,378
1,225     Thai    Farmers   Bank    expiring    9/15/02
          (Thailand)
73        Total Warrants (Cost $108,728)                         103,759

      Principal
      Amount (a)     Convertible Bonds - 0.0% ++
         $23,000     Metropolitan Bank, 2.750% due 9/10/00
                     (Europe)                                     24,897
270       Nirefs SA, 6.825% due 12/6/00 (Greece) *                    23
Total Convertible Bonds (Cost $30,206)                            24,920
                     Total Long-Term Investments
                     (Cost $86,816,029)                       64,790,798
                     Short-Term Investments - 10.7%
4,339,341 Repurchase    Agreement,     5.200%,    dated
6/30/98,
                     due 7/1/98 with Investors  Bank & Trust Company - proceeds
                     $4,339,968  (collateralized  by $4,429,928  GNMA ARM 6.875%
                     due 01/20/26 - market value $4,556,926) 4,339,341
       3,118,543     Bank of Boston Euro-dollar, 6.580%
                     maturing 10/3/98 (e)                      3,118,543
                     Total Short-Term Investments
                     (Cost $7,457,884)                         7,457,884
                     Total Investments (Cost $94,273,913)     72,248,682
                     Liabilities in Excess
                     of Other Assets - (4.3%)                (3,548,568)
                     Net Assets                              $68,700,114

           +         See Note 2 to the Financial Statements.
           ++        Round to less than 0.1%.
            *         Non-income producing security.
           **        Deemed to be an investment in an affiliate.
ADR       American Depositary Receipt
ARM        Adjustable Rate Mortgage
           GNMA      Government National Mortgage Association
GDR        Global Depository Receipt
           GDS       Global Depository Shares
  (a)       Face   amount   in   U.S.    dollars   unless
otherwise noted.               (b)        Security is fair valued in good faith
 under procedures
                     established by the board of directors of the Fund.
           (c)        Deemed to be a restricted security.
           (d)       Security  exempt from  registration  under Rule 144A of the
                     Security  Act of 1933.  These  securities  may be resold in
                     transactions   exempt   from   registration,   normally  to
                     qualified buyers. At June 30, 1998, these securities were valued at $902,415 or 1.3% of net assets.
           (e) Investment of cash collateral received for securities on loan at June 30, 1998.

           See accompanying Notes to Financial Statements.






Policy Considerations

The Fund is designed as a core vehicle for that portion of Members' assets committed to US stocks. Accordingly, it employs a combination of managers that, collectively, provide exposure to all market sectors. The Fund's distinctive structure reflects the belief that governing boards are ill-equipped to win the difficult game of sector rotation (growth versus value, etc.). The Fund's structure is distinctive not because it entails broad diversification, but because it does so by combining active strategies with a low cost "active completeness" portfolio.




Investment Performance for
the Periods Ended June 30, 1998

           Average Annual
           Total Return (Net of Fees)

                     Since
           Trailing  Inception
           1 Year    5/31/94
TIFF U.S. Equity Fund          28.4       26.0
Wilshire 5000                  28.9       25.8


Performance Evaluation

Since inception, the Fund has generated an average annual return of 26.0%, outperforming its benchmark by a slight margin (20 bp annualized) and the average domestic equity fund (as reported by Lipper) by a much larger one (470 bp annualized). Two powerful trends overwhelmed the managers' efforts this quarter: the very largest US stocks clobbered all other issues, and the most expensive (high P/E) stocks became even more expensive, relatively. Indeed, in June the top quintile of stocks ranked by P/E outperformed the bottom quintile by the largest margin (700 basis points) observed since May 1983. The Fund was (and remains) underweighted in both very large and very high P/E stocks.



TIFF U.S. Equity Fund / Schedule of Investments     June 30, 1998 (unaudited)


                     Long-Term Investments - 89.6%


                     Common Stocks - 86.8%

                     Aerospace - 1.2%

61,500    AAR Corp.                                           $1,818,094
9,500     Aeroquip-Vickers, Inc.                                 554,563
15,000    Litton Industries, Inc. *                              885,000
3,400     Lockheed Martin Corp.                                  359,975
                                                               3,617,632
                     Agriculture/Food - 1.3%
60,400    Archer-Daniels-Midland Co.                           1,170,250
750,000   Eastern Equities Corp. Ltd.                            210,519
15,000    Eskimo Pie Corp.                                       189,375
96,600 First Brands Corp.                                      2,475,375
                                                               4,045,519
                     Airlines - 1.0%
37,800    AMR Corp. *                                          3,146,850
                     Banks - 6.5%
31,200    Banc One Corp.                                       1,741,350
9,790     CCB Financial Corp.                                  1,040,188
88,800    Chase Manhattan Corp.                                6,704,400
36,600    First Union Corp. (NC)                               2,131,950
41,483    HUBCO, Inc.                                          1,485,610
12,834    Mercantile Bancorporation                              646,513
64,300    NationsBank Corp.                                    4,918,950
33,000    Six Rivers National Bank - Eureka *                    544,500
50,000    Vermont Financial Services Corp.                     1,371,875
                                                              20,585,336
                     Beverages - 1.8%
41,400    Coca-Cola Co.                                        3,539,700
168,400   Pepsi-Cola Puerto Rico Bottling Co. - Class B *      1,263,000
22,400    PepsiCo, Inc.                                          922,600
                                                               5,725,300
                     Chemicals - 4.4%
104,600   Albemarle Corp.                                      2,307,738
26,200    Dow Chemical Co.                                     2,533,213
370,800   EcoScience Corp. *                                     475,069
13,200    FMC Corp. *    900,075
90,400    McWhorter Technologies, Inc. *                       2,389,950
27,200    PPG Industries, Inc. *                               1,892,100
30,000    Rogers Corp. *                                         990,000
58,800    Scotts Co. - Class A *                               2,190,300
                                                              13,678,445
                     Computer Software - 4.6%
96,000    BroadVision, Inc. *                                  2,292,000
22,500    Computer Associates International, Inc.              1,250,156
94,000    Conductus, Inc. *                                      352,500
55,100    GTech Holdings Corp. *                               1,856,181
103,000   Metrowerks, Inc. *                                     570,836
33,600    Microsoft Corp.                                      3,641,400
43,800    Quantum Corp.                                          908,850
66,800    Ryder System, Inc.                                   2,108,375
26,600    Symantec Corp. *                                       694,925
29,000    Unisys   Corp.*                                        819,250
                                                              14,494,473
                     Computers - 3.0%
93,000    Bull Run Corp. *                                      $453,375
14,400    Gateway 2000, Inc. *                                   729,000
20,500    Hewlett-Packard Co.                                  1,227,438
51,700    International Business Machines Corp.                5,935,806
16,700    Lexmark  International  Group, Inc. - Class A *      1,018,700
                                                               9,364,319
                     Construction - 2.0%
178,600   Johns Manville Corp.                                 2,690,163
99,700    Layne, Inc. *                                        1,233,788
125,000   Walter Industries, Inc. *                            2,367,188
                                                               6,291,139

                     Containers - 0.4%
14,000    Owens-Illinois, Inc. *                                 626,500
12,600    Tenneco, Inc.                                          479,588
                                                               1,106,088
                     Cosmetics - 1.7%
59,700    Procter & Gamble Co.                                 5,436,431
                     Electrical Utilities - 0.7%
19,600    Baltimore Gas and Electric Co.                         608,825
39,100    GPU, Inc.                                            1,478,469
                                                               2,087,294
                     Electronics - 3.9%
66,400    Amtech Corp. *                                         315,400
64,900    Arrow Electronics, Inc. *                            1,411,575
62,000    Checkpoint Systems, Inc. *                             875,750
46,900    Philips Electronics NV - ADR                         3,986,500
50,600    Public Service Enterprise Group, Inc.                1,742,538
26,700    SCI Systems, Inc. *                                  1,004,588
71,600    Sensormatic Electronics Corp.  1,002,400
616,150   Strategic Diagnostic, Inc. *                         1,848,450
                                                              12,187,201
                     Financial - 3.4%
67,200    Bear Stearns Companies, Inc.                         3,822,000
6,600     Morgan Stanley, Dean Witter, Discover & Co.            603,075
103,000   San Juan Basin Royalty Trust                           778,938
60,900    SLM Holding Corp.                                    2,984,100
42,900    Travelers Group, Inc.                                2,600,813
                                                              10,788,926
                     Foods - 1.6%
35,400    Dole Food Co., Inc.                                  1,758,938
16,800    Kimberly-Clark Corp.                                   770,700
4,500     Ralston Purina Group                                   525,656
19,100    Smithfield Foods, Inc. *                               582,550
10,000    Suiza Foods Corp. *                                    596,875
15,900    Supervalu, Inc.                                        705,563
                                                               4,940,282
                     Health Care - 3.0%
233,000   Embrex, Inc. *                                       1,441,688
97,800    Integrated Health Services                           3,667,500
247,200   Pharmchem Laboratories *                               618,000
53,500    Protocol Systems, Inc. *                               461,438
9,000     ReSound Corp. *                                         59,063
30,000    Universal Health Services, Inc. - Class B *          1,751,250
20,100    Wellpoint Health Networks, Inc. *                    1,487,400
                                                               9,486,339

                     Hotels/Restaurants - 0.9%
47,766    Morrison Health Care, Inc.                            $907,554
80,000    Ruby Tuesday, Inc.                                   1,240,000
80,600    Ryan's Family Steak House, Inc. *                      826,150
                                                               2,973,704

                    Insurance - 4.5%
53,200    Allstate Corp.                                       4,871,125
15,300    Cigna Corp.                                          1,055,700
157,600   CNA Surety Corp. *                                   2,324,600
22,500    Conseco, Inc.                                        1,051,875
17,100    Equitable Companies, Inc.                            1,281,431
19,000    Loews Corp.                                          1,655,375
59,700    Old Republic International Corp.                     1,749,956
                                                              13,990,062
                     Leisure - 0.4%
 26,700   Brunswick Corp.                                        660,825
18,500    International Game Technology                          448,625
15,000    Rawlings Sporting Goods Co. *                          200,625
                                                               1,310,075
                     Metals - 0.9%
 51,400    Asarco, Inc.                                        1,143,650
60,000     Stillwater Mining Co. *                             1,627,500
                                                               2,771,150
                     Motor Vehicles - 0.6%
12,100    General Motors Corp.                                   808,431
127,700   Treadco, Inc.                                        1,165,263
                                                               1,973,694
                     Multimedia - 0.9%
30,800    General Instrument Corp. *                             837,375
67,000    Gray Communications Systems, Inc. - Class B          2,068,625
                                                               2,906,000
                     Oil/Gas - 5.1%
26,250    Columbia Gas System                                  1,460,156
44,500    Ensco International Inc.                               773,188
118,100   Exxon Corp.                                          8,422,006
42,100    Helmerich & Payne, Inc.                                936,725
7,500     Mobil Corp.                                            574,688
23,100    Phillips Petroleum Co.                               1,113,131
82,100    Valero Energy Corp                                   2,729,825
                                                              16,009,719
                     Paper/Forest Products - 2.1%
77,600    Caraustar Industries, Inc.                           2,240,700
45,100    Fort James Corp.                                     2,006,950
143,100   Playtex Products, Inc. *                             2,280,656
                                                               6,528,306
                     Pharmaceutical - 5.8%
16,000    Abbott Laboratories                                    654,000
65,000    Amgen, Inc. *                                        4,249,375
42,300    Bristol-Myers Squibb Co.                             4,861,856
19,100    Genzyme Corp.  *                                       488,244
9,400     Merck & Company, Inc.                                1,257,250
50,800    Owens & Minor, Inc.                                    508,000
32,000    Pfizer, Inc.                                         3,478,000
28,600    Schering-Plough Corp.                                2,620,475
                                                              18,117,200
                     Producer Goods - 5.7%
95,220    Albany International Corp.                          $2,279,329
25,000    C&D Technologies, Inc.                               1,450,000
77,200    Caterpillar, Inc.                                    4,081,950
113,300   Daniel Industries                                    2,152,700
15,800    Deere & Co.                                            835,425
43,400    General Electric Co.                                 3,949,400
84,400    Scotsman Industries, Inc.                            2,342,100
40,000    Valmont Industries, Inc.                               798,748
                                                              17,889,652
                     Publishing - 1.0%
11,300    Gannett Company, Inc.                                  803,006
167,000   PRIMEDIA, Inc. *                                     2,264,913
                                                               3,067,919
                     Railroad - 2.4%
110,300  Canadian Pacific Ltd.                                 3,129,763
11,800    GATX Corp.                                             517,725
71,900    Westinghouse Air Brake Co.                           1,896,363
90,000    Wisconsin Central Transportation Corp. *             1,968,750
                                                               7,512,601

                     Retail (Other) - 3.8%
75,125    Consolidated Stores Corp. *                          2,723,281
32,200    Dayton Hudson Corp.                                  1,561,700
125,000   Geerlings & Wade, Inc. *                               562,500
42,400    Ross Stores, Inc.                                    1,823,200
40,500    Sears, Roebuck and Company                           2,473,031
22,800    Shopko Stores, Inc. *                                  775,200
34,000    Xtra Corp.                                           2,057,000
                                                              11,975,912
                     Services - 1.4%
800,000   DB Group Ltd. *                                      1,060,392
115,700   Exponent, Inc. *                                       983,450
36,500    Hilb, Rogal & Hamilton Co.                             570,313
37,950    ITT Educational Services, Inc. *                     1,223,888
15,000    Volt Information Sciences, Inc. *                      406,875
                                                               4,244,918

                     Steel - 0.2%
30,844    Allegheny Teledyne, Inc.                               705,557

          Telecommunications - 4.7%
34,400    Ameritech Corp.                                      1,543,700
114,500   AT& T Corp.                                          6,540,813
32,400    Bell Atlantic Corp.                                  1,478,250
32,900    GTE Corp.                                            1,830,063
88,000    SBC Communications, Inc.                             3,520,000
                                                              14,912,826
                     Thrifts - 2.4%
26,000    Carolina First Corp.                                   659,750
52,920    Charter One Financial, Inc.                          1,782,743
31,395    Downey Financial Corp.                               1,026,224
10,000    First Savings Bank of Washington Bancorp, Inc.         252,500
 8,000    Maryland Federal Bancorp, Inc.                         317,000
42,000    Peoples Bank of Bridgeport, Connecticut              1,454,250
41,500    Riverview Bancorp, Inc.                                689,938
31,900    Washington Mutual, Inc.                              1,385,656
                                                               7,568,061

                     Transportation - 3.5%
35,250    Air Express International Corp.                       $942,938
60,000    Airborne Freight Corp.                               2,096,250
41,800    Circle International Group, Inc.                     1,170,400
40,000    CNF Transportation, Inc.                             1,700,000
76,900    Fritz Companies, Inc. *                              1,028,538
97,200    Kirby Corp. *                                        2,454,300
40,000    Pittston Burlington Group, Inc.                        622,500
30,900    Pittston Services Group                              1,139,424
                                                              11,154,350
                     Total Common Stocks
                      (Cost $222,653,260)                    272,593,280
                     Preferred Stock - 0.1%
36,875    Norian Corp. (144A) (a) (b) (Cost $206,500)            206,500

                     Limited Partnership - 2.7%
5,932     Gotham Partners (b) (c) (Cost $5,925,000) 8,643,783
                     Total Long-Term Investments
                     (Cost $228,784,760)                     281,443,563
       Principal
          Amount     Short-Term Investments - 10.8%
                     U.S. Treasury  Security - 0.4%
      $1,400,000     U.S. Treasury Bill, 4.868% due 9/17/98 # ++
                     (Cost $1,384,712)                         1,385,044
                     Repurchase Agreement - 10.4%
      32,737,099     Repurchase agreement,5.200%, dated 6/30/98,
                     due 7/1/98 with Investors Bank & Trust
                     Company, collateralized by ($16,000,000
                     FHLMC 6.738% due 12/15/23 - market value
                     $16,614,837; $15,000,000 FNR 6.156%
                     due 2/18/28 - market value $15,093,138;
                     $2,582,407 FNMA ARM, 7.756%,
                     due 6/21/23 - market value $2,666,329)
                     (proceeds $32,741,828)
                     (cost $32,737,099)                       32,737,099
                     Total Short-Term Investments
                     (Cost $34,121,811)                       34,122,143
                     Total Investments
                     (Cost $262,906,571) - 100.4%            315,565,706
                     Liabilities in Excess
                     of Other Assets - (0.4%)                (1,247,457)
                     Net Assets - 100.0%                   $314,318,249
         Number
       of Shares     Short Portfolio - (0.1%)
                     Common Stocks - (0.1%)
                     Electronics - (0.1%)
          18,000     Itron, Inc. *                               229,500
2,500                VideoLan Technologies, Inc. *                    25
                     Total Common Stocks (Proceeds $706,629)     229,525
                     Total Short Portfolio (Proceeds - $706,629)$229,525




           *         Non-income producing security.
           #         Interest rate represents the yield to maturity at the time of purchase.
           +         See Note 2 to the Financial Statements.
           ++        Assets currently held with broker as initial margin for
                     financial futures contracts.
           ADR       American Depositary Receipt
           ARM       Adjustable Rate Mortgage
           FHLMC     Federal Home Loan Mortgage Corporation
           FNMA      Federal National Mortgage Association
           FNR       Fannie Mae Remic
           (a)       Security  exempt from  registration  under Rule 144A of the
                     Securities Act of 1933.  These  securities may be resold in
                     transactions   exempt   from   registration,   normally  to
                     qualified  buyers. At June 30, 1998, the aggregate value of these  securities  was  valued at  $206,500  or 0.1% of net assets.
           (b)       Security   is  valued  in  good  faith   under   procedures
                     established by the board of directors of the Fund.
           (c)       Deemed to be a restricted security.

                     See accompanying Notes to Financial Statements.






Policy Considerations

The Fund's chief aim is to help foundations weather deflationary times without being forced to liquidate their equity holdings at depressed prices. As a form of deflation "insurance," bonds emphasized by the Fund (intermediate or longer-term, high quality, non-callable) tend to perform well when inflation concerns ease, as they did during 1995 and the last half of 1997, and they tend to perform poorly when investors are spooked by strength in theeconomy (actual or expected), as they were during much of 1996. Noting that bonds have underperformed stocks by a wide margin over the preceding year, we have encouraged Members to consider shifting some of the gains they had earned from US stocks into the bond market.




Investment Performance for
the Periods Ended June 30, 1998

Average Annual
           Total Return (Net of Fees)
                     Since
           Trailing  Inception
           1 Year    5/31/94
TIFF Bond Fund       9.9       8.6
Lehman Aggregate               10.5       8.8

Performance Evaluation

The Fund has produced strong absolute returns since inception (39.9% net of fees) and has outperformed its primary benchmark (the Lehman Aggregate Index) on a pre-fee basis, but has underperformed the Index net of fees. In the second quarter, the managers traversed the roiling waters of the US bond market with barge-like nimbleness, and the Fund's return precisely matched its benchmark's (both up 2.3%). The Fund's expense ratio is materially lower than the industry norm for bond funds. Although their solid results are belied by the Fund's net returns, all three of its managers have outperformed their benchmarks since inception. (Custodial and other non-manager costs explain why the Fund itself lags its benchmark.) All three managers receive performance-based fees, so their income from the Fund cannot rise materially unless their relative performance improves also.





TIFF Bond Fund / Schedule of Investments June 30, 1998 (unaudited)


                     Long-Term  Investments  -  96.3%

                     Bonds  -  95.6%

                     Asset  &  Mortgage-Backed Securities - 10.8%
$550,000       Advanta Mortgage Loan Trust, Ser. 1997-1,
                     Class B1F, 8.150% due 5/25/27              $573,966
1,000,000      Americredit Auto Receivables Trust, Ser.
                     1997-C, Class A3, 6.300% due 7/5/03       1,010,940
1,050,000      Amresco Mortgage Loan Trust, Ser. 1997-1,
                     Class B1F, 7.915% due 3/25/27             1,083,518
1,425,000      Amresco  Residential  Securities  Mtg.  Loan,
               Ser. 1997-1, Class A8, 7.240% due 3/25/27       1,476,532
400,000        California    Infrastructure    SCE-1,   Ser.
               1997-1, Class A6, 6.380% due 9/25/08              406,772
1,300,000      Citibank  Credit  Card  Master  Trust,   Ser.
               1997-2, Class A, 6.550% due 2/15/04             1,329,692
2,000,000      CS  First   Boston  Mtg.   Sec  Corp.,   Ser.
               1998-C1, Class A1B, 6.480% due 5/17/08          2,030,938
2,000,000      First   Union   Lehman   Brothers  Bank of
               America, Ser. 1998-C2, Class A2, 6.560%
               due 11/18/08                                    2,048,114
482,285   Ford Credit Auto Owner Trust, Ser. 1996-A,
                     Class A3, 6.500% due 11/15/99               483,389
815,993   IMC Home Equity Loan, Ser. 1997-4, Class A,
                     5.840% due 10/20/27                         816,758
1,000,000 MBNA Master Credit Card Trust, Ser. 1997-F,
                     Class A, 6.600% due 11/15/04              1,028,990
700,000   Olympic Auto Receivable Trust, Ser. 1996-C,
                     Class A4, 6.800% due 3/15/02                709,149
575,000   Olympic Auto Receivable Trust, Ser. 1997-A,
                     Class A4, 6.625% due 12/15/02               583,861
1,300,000 Premier Auto Trust, Ser. 1997-2, Class A4,
                     6.250% due 6/6/01                         1,309,256
1,160,000 Providian Trust, Ser. 1997-4, Class A,
                     6.250% due 6/15/07                        1,180,694
850,000   Residential Asset Sec. Corp., Ser. 1997-KS1,
                     Class AI2, 7.070% due 4/25/28               856,928
1,562,000 Saxon Asset Securities Trust, Ser. 1997-1,
                     Class AF6, 7.325% due 1/25/12             1,624,766
700,000   Saxon Asset Securities Trust, Ser. 1997-3,
                     Class AF6, 6.730% due 2/25/27               705,797
1,875,000 UCFC Home Equity Loan IO, Ser. 1997-C,
                     Class A, 8.000% due 9/15/00                 299,707
1,125,000 UCFC Home Equity Loan, Ser. 1996-B1,
                     Class A5, 7.650% due 6/15/20              1,178,551
7,386,805 Union   Acceptance   Corp.  IO  Strip,   Ser.
                    1996-C, Class I, 2.750% due 10/8/03          166,203
776,174   Union Acceptance Corp. IO, Ser. 1996-D,
                     Class I, 3.000% due 1/8/04                   20,951
3,454,776 Union Acceptance Corp. IO, Ser. 1997-B,
                     Class I, 1.850% due 6/8/27                   75,169
2,157,044 Union Acceptance Corp., Ser. 1996-A,
                     Class I, IO due 5/7/99                       30,242
          Total Asset & Mortgage-Backed Securities
                     (Cost $20,984,084)                       21,030,883
                     Corporate Obligations - 32.0%
415,000   360 Communications Co., 6.650% due 1/15/08             420,649
650,000   Abitibi-Consolidated, Inc. 7.500% due 4/1/28           674,879
17,100    Alabama Power Co. 7.000% due 3/31/48                   432,352
247,369   American Airlines, 9.710% due 1/2/07                   272,161
665,000   Amerus Life Holdings, 6.950% due 6/15/05               664,241
1,685,000 Associates Corp NA., 6.000% due 4/15/03              1,682,828
410,000   Bay Apartment Communities, 6.250%
                     due 1/15/03                                 406,304
1,200,000 Bear Stearns Co. Inc., 6.750% due 12/15/07           1,237,739
$485,000  Black & Decker (144A), 7.050%
                     due 7/1/28 (a)                             $484,976
1,415,000 Cogentrix Energy Inc., 8.100% due 3/15/04            1,483,683
1,565,000 Compania Telecom Chile, 7.625%
                     due 7/15/06                               1,686,874
735,000   Consumers Energy (144A), 6.500%
                     due 6/15/05 (a)                             732,163
825,000   Continental Airlines, 6.541% due 3/15/08               836,781
305,000   Corp. Andina de Fomento,  7.375%
                     due 7/21/00 (Latin America)                 311,410
1,200,000 Corp. Andina de Fomento, 7.250%
                     due 3/1/07 (Latin America)                1,243,454
385,000   Corp. Andina de Formento, 7.100%
                     due 2/1/03 (Latin America)                  394,895
620,000   Cummins Engine Co., Inc., 5.650% due 3/1/98            488,416
935,000   DQU II Funding, 8.700% due 6/1/16                    1,046,806
1,500,000 El Paso Natural Gas Co., 6.750%
                     due 11/15/03                              1,537,329
415,000   Enron Oil & Gas, 6.650% due 4/1/28                     415,446
625,000   Enterprise Corp. (144A), 6.950%
                     due 3/1/04 (a)                              636,944
395,000   Federal Express, 7.600% due 7/1/2097                   429,771
1,000,000     Federated Dept. Stores, 7.450% due 7/15/17       1,074,989
675,000   First Chicago NBD Inst-B. (144A),
                     7.750% due 12/1/26 (a)                      731,705
1,340,000 First Maryland Bancorp, 7.200% due
               7/1/07                                            1,415,938
1,200,000 First Union Corp., 6.400% due 4/1/08                   1,207,609
675,000   Fleet  Financial  Group  6.375% due
          5/15/08                                                  674,564
500,000      Florida Windstorm Underwriting (144A),
                     6.500% due 8/25/02 (a)                      507,173
1,000,000 Ford Motor Credit Co., 6.500% due 2/28/02            1,013,576
405,000   Fortune Brands, 6.650%, due 7/15/28                    404,711
500,000   Global   Marine,    Inc.,   (144A),
          7.125%  due 9/1/07 (a)                                 523,285
685,000   Goldman Sachs Group (144A), MTN,
                     7.200% due 11/1/06 (a)                      726,634
510,000   Gruma SA de CV, 7.625% due 10/15/07
                     (Mexico)                                    512,766
830,000   GTE Corp., 6.840% due 4/15/18                          836,312
1,000,000GTE Florida, Inc., 6.310% due 12/15/02                1,007,081
1,494,790 Humpuss Funding Corp. (144A), 7.720%
                     due 12/15/09 (Indonesia) (a)              1,246,994
719       Hyperion Telecom, Inc. Ser. B, 12.875%
                     due 10/15/07                                776,553
1,250,000 IBM Corp., 6.500% due 1/15/28                        1,256,549
440,000   IBM Credit Corp., 7.125% due 12/1/96                   467,661
997,984   Jasmine Submarine Telecom (144A),
                     8.483% due 5/30/11 (Thailand) (a)           972,375
 165,000   Jet Equipment Trust (144A), 9.710%
                     due 8/15/13 (a)                             206,049
595,000   Kern River Funding Corp. (144A) Ser. B,
                     6.720% due 9/30/01 (a)                      604,992
670,000   Land 'O Lakes Cap Trust I (144A), 7.450%
                     due 3/15/28 (a)                             680,404
1,140,000 Lasmo (USA), Inc. 7.350% due 11/15/27                1,179,325
700,000   Leucadia National Corp.,  7.875 %
          due 10/15/06                                           749,900
800,000   Lockheed Martin, 6.850% due 5/15/01                    815,831
560,000   Long Island Savings Bank, 6.200% due 4/2/01            560,764
515,000   Meditrust, 7.820% due 9/10/26  535,033
955,000   Morgan Stanley Group, Inc., 8.100%
                     due 6/24/02                               1,021,642
1,425,000 Mutual Life Insurance Co. - NY (144A),
                     0.000% due 8/15/24 (a) (b)                1,934,502
850,000   Nabisco Inc., 7.550% due 6/15/15                       914,665
350,000     National Australia Bank, 6.400% due
                     12/10/07 (Australia)                        352,922
$485,000  National Oilwell, Inc. (144A), 6.875%
                     due 7/1/05 (a)                             $486,974
490,000   News America Inc.(144A), due 4/30/28                   504,082
920,000   New Plan Realty, 7.680% due 11/2/26                  1,003,689
1,000,000 Norfolk Southern Corp., 6.950% due 5/1/02            1,030,220
370,000   Norsk Hydro AS, 6.700% due 1/15/18 (Norway)            373,208
525,000   Northwest  Airlines  Corp.,  7.068%
          due 7/2/17                                             561,188
560,000   Owens Corning, 7.700% due 5/1/08
577,315   395,000   Petroleum Geo-Services ASA, 6.625%
                     due 3/30/08 (Norway)                        400,457
345,000   Petroliam Nasional Berhad (144A), 7.625%
                     due 10/15/26 (Malaysia)                     266,104
150,000   Phillips Petroleum Co., 7.125% due 3/15/28             153,759
470,000     Post Apartment Homes, 6.850% due 3/16/05             485,526
185,000   R&B Falcon Corp. (144A), 6.500%
                     due 4/15/03 (a)                             185,103
850,000   Ras Laffan-Lincs (144A), 7.850%
                     due 3/18/14 (a) (c)                         953,128
560,000   Republic of Colombia, 7.625%
                     due 2/15/07 (Colombia)                      502,431
420,000   Rite Aid Corp., 6.700% due 12/15/01                    427,831
600,000     Rodamco NV, 7.300% due 5/15/05
                     (Netherlands)                               639,564
600,000     Rollins Truck, 7.000% due 3/15/01                    613,884
900,000   Saga Petroleum, 7.250% due 9/23/27 (Norway)            931,501
675,000     Salomon, Inc., 6.750% due 2/15/03                    691,417
590,000   SE Banken (144A), 6.500%
                     due 12/29/49 (Sweden) (a)                   591,180
1,200,000 Sears Roebuck Acceptance, 6.000%
                     due 3/20/03                               1,197,607
415,000   Shopko Stores, 6.500% due 8/15/03                      411,266
600,000     Sithe/ Independence Fndg, Ser. A, 9.000%
                     due 12/30/13                                716,147
900,000   SocGen Real Estate LLC (144A), 7.640%
                     due 12/29/49 (a)                            893,976
210,000   SuperValu, Inc., 7.800% due 11/15/02                   221,969
270,000     Taubman Realty Group, 7.500% due 6/15/02             281,701
665,000   TE Products Pipeline Co., 6.450% due 1/15/08           664,650
500,000     Tektronix, Inc., 7.500% due 8/1/03                   524,652
580,000   Telefonica de Argentina, 9.125%
                     due 5/7/08 (Argentina)                      564,722
460,000   Union Carbide Corp., 6.250% due 6/15/03                458,436
435,000     Union Oil Co. of California, 6.47%, due 5/15/05      459,285
485,000   United Dominion Realty Trust, 7.950%
                     due 7/12/06                                 528,864
590,000   Unova, Inc., 6.875% due 3/15/05
597,310  610,000     Western Resources, Inc., 6.875% due 8/1/04  628,626
587,472   YPF Sociedad Anonima, 7.500%
                     due 10/26/02 (Argentina)                    596,596
     Total Corporate Obligations
                     (Cost $61,158,427)                       62,556,973

                    Agency Mortgage-Backed Securities - 33.1%
               Federal Home Loan Mortgage Corp
599,651             7.000% due 1/1/11                            611,072
1,875,000           Ser. 1577, Class PH, 6.300%, due 3/15/23   1,888,894
3,887,405           7.500% due 12/1/27                         3,983,141
    Federal National Mortgage Association
1,000,000           MTN, 5.200% due 7/10/98                      999,979
725,000             MTN, 5.650% due 3/5/01                       724,806
200,000             6.080% due 9/3/03                            198,329
725,000             MTN, 5.800% due 2/22/06                      729,403
420,465             6.980% due 6/1/07                            443,771
650,000             6.420% due 12/1/07                           667,547
4,964,904           TBA, 6.000% due 3/1/13                     4,918,926
$1,400,000          6.000% due 6/1/13                         $1,387,035
1,650,000           Aces IO, Ser. 1997-M8, Class A2,
                     7.160% due 1/25/22                        1,634,642
766,154             7.000% due 3/1/24                            778,135
613,132             7.000% due 3/1/24                            622,719
1,014,009           9.000% due 3/1/25                          1,075,502
4,862,490           6.500% due 4/1/28                          4,844,356
1,250,000           6.500% due 5/1/28                          1,245,337
2,030,000           6.500% due 5/1/28                          2,022,429
2,970,000           6.500% due 6/1/28                          2,958,924
2,000,000           6.500% due 6/1/28                          1,992,542
Government National Mortgage Association
393,190             7.000% due 1/20/08                           404,103
301,777             7.125% due 8/20/17                           310,412
337,448             6.875% due 12/20/17                          346,983
111,541             7.125% due 9/20/21                           114,672
435,552             7.000% due 7/15/23                           443,554
1,079,970           ARM, 7.375% due 4/20/24                    1,108,580
759,042             7.000% due 5/15/24                           772,869
366,578             7.000% due 5/15/24                           373,256
462,708             9.500% due 10/15/24                          502,276
127,363             II, 5.000% due 8/20/27                       128,354
4,693,698           5.500% due 8/20/27                         4,749,184
970,471             5.500% due 12/20/27                          979,513
1,394,479           II, 5.000% due 1/20/28                     1,393,877
984,598             II, 5.000% due 2/20/28                       984,175
5,741,454           II, 5.000% due 3/20/28                     5,738,997
990,000             II, 5.000% due 4/20/28                       987,380
1,859,353           II, 4.500% due 5/20/28                     1,835,620
1,980,002           II, 5.500% due 5/20/28                     1,989,760
2,100,648           II, 4.500% due 6/20/28                     2,073,798
495,000II,          5.500% due 6/20/28                           497,432
5,000,000           TBA, 7.500% due 8/19/28                    5,136,328
Total Agency Mortgage-Backed Securities
                     (Cost $63,861,104)                       64,598,612
                     U.S. Treasury Securities - 19.7%
           U.S. Treasury Bond
200,000             8.125% due 5/15/21                           260,437
480,000             8.000% due 11/15/21                          618,750
4,125,000           6.125% due 11/15/27                        4,420,193
           U.S. Treasury Note
200,000             7.125% due 10/15/98                          201,062
4,200,000           5.500% due 11/15/98                        4,201,310
1,585,000           5.625% due 11/30/98                        1,586,981
420,000             5.000% due 1/31/99                           418,819
1,015,000           6.375% due 5/15/99                         1,021,978
100,000             8.875% due 2/15/99                           102,031
250,000             6.375% due 7/15/99                           252,109
405,000             5.625% due 10/31/99                          405,380
540,000             7.500% due 10/31/99                          553,331
250,000             7.125% due 2/29/00                           256,250
5,860,000           6.750% due 4/30/00                         5,982,691
805,000             5.750% due 11/15/00                          809,025
1,200,000           5.625% due 11/30/00                        1,202,624
570,000             5.500% due 12/31/00                          569,644
580,000             5.375% due 2/15/01                           578,006
525,000             8.000% due 5/15/01                           558,961
2,400,000           6.625% due 6/30/01                         2,469,749
945,000             6.375% due 9/30/01                           967,444
3,425,000           6.250% due 2/28/02                         3,503,131
270,000             6.250% due 2/15/03                           277,847
500,000             5.500% due 3/31/03                           499,688
810,000             5.750% due 4/30/03                           817,846
$200,000            5.500% due 5/31/03                          $200,000
145,000             6.875% due 5/15/06                           157,053
1,000,000           7.000% due 7/15/06                         1,092,500
435,000             6.125% due 8/15/07                           452,808
1,250,000           5.625% due 5/15/08                         1,267,188

               U.S. Treasury Strip
4,070,000           5.222% due 2/15/20                         1,184,569
6,350,000           Principle due 11/15/21                     1,672,647
           Total U.S. Treasury Securities
                     (Cost $37,460,073)                       38,562,052

                     Total Bonds (Cost $183,463,688)         186,748,520
    Number
 of Shares Preferred Stocks - 0.7%
20,240         Duke Realty Investments, Inc. 7.990%
                     due 10/1/12                               1,077,780
 9,193     Indosuez Holdings S.C.A. Preferred (144A)
                     10.375% Series (France) (a)                 252,659
              Total Preferred Stocks (Cost $1,264,808)
1,330,439
                     Total Long-Term Investments
                     (Cost $184,728,496)                     188,078,959
                     Short-Term Investments - 6.6%
Principal
Amount               U.S. Treasury Securities - 0.0% ++
$25,000     U.S. Treasury Bill, 4.964% due 10/15/98 @ #           24,631
20,000    U.S. Treasury Bill, 4.850% due 10/29/98 @ #
19,674               Total U.S. Treasury Securities
                     (Cost $44,295)                               44,305
                     Repurchase Agreements - 6.6%             12,969,598
                     Repurchase agreement, 5.200%,
                     due 7/1/98,
                     with Investors Bank & Trust Company,
                     collateralized by ($10,000000 FHR, 7.000%,
                     due 2/15/20 - market value $10,206,389;
                     $3,301,996 FNMA ARM, 7.910%, due 8/7/23
                     - market value $3,411,815)
                     (Proceeds $12,971,471)
                     (Cost $12,969,598)                       12,969,598
                     Total Short-Term Investments
                     (Cost $13,013,893)                       13,013,903
                     Total Investments - 102.9%
                     (Cost $197,742,389)                     201,092,862
                     Liabilities in Excess
                     of Other Assets - (2.9%)                (5,732,990)
                     Net Assets - 100.0%                    $195,359,872

           +         See Note 2 to the Financial Statements.
           ++        Round to less than 0.1%.
           #         Assets currently held with a broker as initial margin for
                     financial futures contracts.
           @         Interest rate represents the yield to maturity at the time of purchase.
           (a) Security exempt from registration under Rule 144A of the Security Act of 1933. These securities may be resold in
                     transactions   exempt   from   registration,   normally  to
                     qualified  buyers.  At June 30, 1998, these securities were valued at $14,121,402 or 7.2% of net assets.
           (b)        Security is a step up bond which will pay 11.25% until
                     maturity starting 8/15/99.
           (c)       Coupton rate is 7.850% through September 2006, and 8.05%
                     thereafter.
           ARM       Adjustable Rate Mortgage
           FHR       Freddie Mac Remic
           FNMA      Federal National Mortgage Association
           IO        Interest-Only Obligation
           MTN       Medium-Term Note
                     TBA       To Be Announced Security.  Security is subject to
                     delayed delivery.

                     See accompanying Notes to Financial Statements.






Policy Considerations

As experienced foundation fiduciaries, the cooperative's directors recognize that many foundations seek to control downward fluctuations in the monetary value of assets earmarked for spending within 12 months by investing them exclusively in cash equivalents, either directly or via money market funds. However, TIFF's studies of the risk and return characteristics of alternate short-term investment strategies suggest that a short-term income fund whose average maturity ranges between the one to three months typical of regulated money market funds and the six months inherent in the TIFF Short-Term Fund's performance benchmark arguably comports better with foundations' short-term investment goals than money market funds per se. Although the market value of six-month Treasury Bills can decline when short-term interest rates are rising sharply, there is a high probability that such instruments will produce positive total returns in any given month. To ensure that the Fund's managers do not take undue risks in their efforts to outperform their six-month Treasury Bill benchmark, TIP imposes on them a number of restrictions (codified in the Prospectus), including maturity limits which ensure that the average duration of the Fund's holdings does not exceed six months. Also, while the Fund may own debt securities of all grades, not more than 5% of its total assets may be invested in securities rated below investment grade (i.e., rated below BBB by S&P or Baa by Moody's).




Investment Performance for
the Periods Ended June 30, 1998

           Average Annual
           Total Return (Net of Fees)

                     Since
           Trailing  Inception
           1 Year    5/31/94
TIFF Short-Term Fund           5.7        5.7
Merrill Lynch 182-Day T-Bill   5.5        5.6

Performance Evaluation

The Fund is performing as planned in the following sense: its aim (admittedly modest) is to outperform its six-month Treasury Bill benchmark net of fees. Since its inception in May 1994, the Fund's holdings have outperformed this benchmark by a healthy margin (about 0.45% per annum), but the very modest expenses it incurs (about 0.35% per annum) have caused the Fund as a whole to outperform its benchmark by the narrowest of margins net of fees (25.2% cumulative return versus 25.1% for the benchmark). Increased assets would permit the Fund's fixed costs to be spread over a larger asset base, and TIP's directors remain hopeful that an increasing number of TIP Members will consider it as a cost-efficient alternative to other cash management vehicles they may be using. When weighing these alternatives, prospective investors should note that, over its 49-month life, the Fund has outperformed the average money market mutual fund tracked by Lipper by 366 basis points. Until the Fund's assets grow, the vendors it employs have agreed to waive fees as needed to keep the Fund's expense ratio within the bounds specified in the Prospectus.


TIFF Short-Term Fund / Schedule of Investments      June 30, 1998 (unaudited)

               Asset and Mortgage-Backed Securities - 55.4%
$983,981       Aames Mortgage Trust FRN, Ser. 1998-A,
               Class A1A, 5.878% due 3/15/28              $983,282
2,000,000      Advanta Business Corp., Ser. 1998-1,
               Class A1, 5.770%, due 12/15/06            2,000,920
1,276,238      Advanta Mortgage Loan Trust FRN,
               Ser. 1997-4, Class A8, 5.8263% due 2/25/241,277,399
1,000,000      American Express Master Trust, Ser. 1994-1,
               Class A, 7.150% due 8/15/99               1,002,960
1,000,000      Arcadia Auto Receivables Trust, Ser. 1998-A,
               Class A2, 5.737% due 7/16/01              1,000,040
670,964        Associates Home Equity Loan Trust,
               Ser. 1998-1, Class A1, 6.620% due 1/15/12   671,383
353,612        Beneficial Mortgage Corp. FRN, Ser. 1996-1,
               Class A, 5.828% due 4/28/26                 353,689
3,000,000      Carco AutoLoan Master Trust, Ser.1998-1,
               Class A1, 5.708% due 6/16/03              2,999,175
1,000,000      Case Equipment Loan Trust, Ser. 1998-A,
               Class A2, 5.592% due 7/15/01                999,830
669,264        Champion Home Equity Loan Trust,
               Ser. 1997-2, Class A1, 6.590% due 11/25/10  669,545
2,000,000      Chase Manhattan Auto Trust, Ser. 1996-C,
               Class A3, 5.950% due 11/15/00             2,002,340
617,199        Chase Manhattan Auto Owner Trust,
               Ser. 1997-B, Class A2, 6.100% due 1/17/00   618,150
2,829,656      Delta Funding Home Equity Loan Trust,
               Ser. 1996-1, Class A3, 7.030% due 2/25/11 2,843,804
2,779,275      Deutsche Financial Capital Securities,
               Ser. 1998-I, Class A1, 6.050% due 4/15/28 2,775,774
1,000,000      Discover Card Master Trust I FRN,
               Ser. 1994-2, Class A, 6.006% due 10/16/04 1,008,160
208,334        Discover Card Trust, Ser. 1993-A,
               Class A, 6.250% due 8/16/00                 207,942
807,970        EQCC Home Equity Loan Trust, Ser. 1996-4,
               Class A3, 6.260% due 11/15/06               809,755
769,705        EQCC Home Equity Loan Trust FRN,
               Ser. 1997-3, Class A10, 5.831% due 11/15/28 770,159
1,000,000      First Chicago Master Trust II FRN, Ser.
               1996-R, Class A, 5.726% due 7/15/01       1,000,070
1,135,000      First USA Credit Card Master Trust FRN,
               Ser. 1994-4, Class A, 5.995% due 8/15/03  1,143,830
1,000,000      Ford Credit Auto Owner Trust, Ser. 1997-B,
               Class A2, 5.950% due 1/15/00              1,001,090
1,000,000      Ford Credit Auto Owner Trust, Ser. 1998-B,
               Class A2, 5.800% due 10/15/00             1,000,313
1,676,418      HCF Revolving Home Equity Trust FRN,
               Ser. 1996-1, Class A, 5.856% due 7/20/17  1,678,128
896,297        HFC Home Equity Loan FRN, Ser. 1992-2,
               Class A2, 6.048% due 10/20/07               896,539
750,000        MBNA Master Credit Card Trust, Ser. 1993-3,
               Class A, 5.400% due 9/15/00                 747,773
1,000,000      MBNA Master Credit Card Trust FRN,
               Ser. 1994-2, Class A, 5.898% due 6/15/01  1,001,430
901,189        Norwest Auto Trust, Ser. 1996-A,
               Class A3, 5.900% due 3/15/00                902,000
193,448        Pacific Gas & Electric, Ser. 1997-1,
               Class A1, 5.940% due 9/25/00                193,473
1,500,000      Peoples Bank CC Master Trust FRN, Ser.
               1996-1, Class A, 5.8063% due 11/15/04     1,502,865
1,134,325      Premier Auto Trust, Ser. 1996-4,
               Class A3, 6.200% due 11/6/00              1,136,855
820,240        Residential Funding Mtg. Securities FRN,
               Ser. 1998-HS1, Class A, 5.836% due 6/20/23  818,574
1,000,000      Signet Credit Card Master Trust, Ser. 1993-1,
               Class A, 5.200% due 2/15/02                 998,840
1,000,000      Standard Credit Card Master Trust,
               Ser.1991-3, Class A, 8.875% due 9/7/99.  $1,008,810
1,000,000      Standard Credit Card Trust, Ser. 1991-6,
               Class A, 7.875% due 1/7/00                1,007,380
1,142,230      WFS Financial Owner Trust, Ser. 1997-B,
               Class A2, 6.050% due 7/20/00              1,142,944
1,268,112      World Omni Auto Lease Sec. Trust,
               Ser. 1996-A, Class A1, 6.300% due 6/25/02 1,268,732
697,058        World Omni Auto Lease Trust, Ser. 1996-B,
               Class A1, 5.950% due 11/15/02               697,490
               Total Asset & Mortgage-Backed Securities
               (Cost  $42,125,424)                      42,141,443
               Bank Obligations - 19.5%#
3,000,000      Bank of Austria Yankee CD, 5.735%
               due 6/7/99                                2,998,202
3,700,000      Bank of Montreal Bankers Acceptance,
               5.750%, due 7/1/98                        3,700,000
1,000,000      Bank of Nova Dcotia Yankee CD, 5.689%,
               due 2/25/99                                 999,712
1,000,000      Bayerische Vereinsbank Yankee CD, 5.604%,
               due 10/6/98                                 999,896
1,000,000      Deutsche Bank Yankee CD, 5.573%
               due 7/9/98                                1,000,098
2,123,000      IBT Time Deposit, 5.625%, due 7/1/98      2,123,000
3,000,000      Natwest Yankee CD, 5.735%, due 5/7/99     2,999,615
               Total Bank Obligations
               (Cost $14,820,523)                       14,820,523

                     U.S. Government Agency Obligations - 17.5%#
13,500,00      Federal Home Loan Mortgage Corp.,  5.542%,
                     due 9/23/98                        13,328,685
               Total U.S. Government Agency Obligations
                     (Cost $13,336,881)                 13,328,685

                    U.S. Treasury Bills - 11.0%#         8,000,000
                    5.110% due 11/5/98   7,858,320
500,000        5.020% due 12/10/98                         488,592
               Total U.S. Treasury Bills
                    (Cost $8,344,426)                     8,346,912
                     Total Investments - 103.4%
                     (Cost $78,627,254)                  78,637,563
                     Liabilities in Excess
                     of Other Assets - (3.4%)            (2,613,828)
                     Net Assets - 100.0%                $76,023,735


           +         See note 2 to the Financial Statements.
           #         Interest rate represents the yield to maturity at the time of purchase.
           FRN       Floating Rate Note. Rate shown is the coupon rate in effec at June 30, 1998.

                     See accompanying Notes to Financial Statements.



Statement of Assets and Liabilities
June 30, 1998 (unaudited)


                                                                                  TIFF Multi-     TIFF International   TIFF Emerging
Asset Fund                                                                       Equity Fund        Markets Fund      (MAF)
(IEF)                                                                                   (EMF)
Assets
Investments in securities, at value
(cost: MAF $371,558,391; IEF $262,568,512; EMF $94,273,913)                      $384,975,933     $293,954,492          $72,248,682
Cash                                                                                 200,000           106,884               53,114
Foreign currency (cost: IEF $1,212,854; EMF $618,085)                                       -        1,208,745              598,320
Receivable for capital stock sold                                                       150            198,649                    -
Receivable for investments sold                                                    22,442,572          545,581             159,842
Dividend and interest receivable                                                    1,112,972          952,400              118,906
Deposit with brokers for short sales                                               4,306,337                 -                    -
Receivables for securities sold short                                              1,133,607                 -                    -
Unrealized appreciation on forward currency contracts                                 166,043          294,783                    -
Deferred organizational costs                                                           2,945          2,605                  1,141
Other assets                                                                           19,953          57,684                     -
Total assets                                                                      414,360,512      297,321,823           73,180,005

Liabilities
Payable to broker                                                                      21,773                -                    -
Payable for collateral on securities loan                                                   -       12,107,677            3,118,543
Payable for investments purchased                                                  40,337,139        2,353,800            1,285,358
Market value of securities sold short (proceeds: MAF $4,324,428)                    4,084,535                -                    -
Payable for short sales repurchased                                                 1,335,218                -                    -
Payable for capital stock repurchased                                                 200,150                -                    -
Variation margin on financial futures contracts payable                               75,753                 -                    -
Unrealized depreciation on forward foreign currency contracts                         113,174              672                    -
Dividends payable                                                                           -                -                    -
Due to custodian                                                                    2,428,610                -                    -
Accrued expenses and other liabilities                                                142,266          141,997               75,990
Total liabilities                                                                  48,738,618       14,604,146            4,479,891

Net Assets
Capital stock (authorized $500,000,000 par value $0.001)                          348,582,724      238,468,483          102,562,523
Distribution in excess of net investment income                                  (1,134,489)                -           (3,147,227)
Undistributed net investment income                                                         -          681,351                    -
Accumulated net realized gains (losses) from investments                            3,515,006       11,885,861          (8,668,951)
Net unrealized appreciation (depreciation) from investment activities              14,658,653       31,681,982         (22,046,230)
Net assets                                                                       $365,621,894     $282,717,677         $68,700,114

Shares outstanding                                                                29,504,021        21,931,041           10,739,127

Net asset value, offering, and redemption value per share                              $12.39          $12.89                 $6.40




                                                                                   TIFF U.S.            TIFF           TIFF Short-
Equity Fund                                                                        Bond Fund        Term Fund                (USEF)
(BF)                                                                                    (STF)
Assets
Investments in securities, at value
(cost: USEF $262,906,571; BF $197,742,389; STF $78,627,254)                      $315,565,706     $201,092,862          $78,637,563
Cash                                                                                   91,500           24,035                    -
Receivable for capital stock sold                                                      24,938                -                    -
Receivable for investments sold                                                       435,080       10,634,495              125,988
Dividend and interest receivable                                                      321,490        1,908,039              352,264
Deposit with brokers for short sales                                                  154,590                -                    -
Variation margin receivable                                                                 -                -                  800
Deferred organizational costs                                                           3,484            1,867                  468
Other assets                                                                           80,513           40,507               53,739
Total assets                                                                      316,677,301      213,701,805           79,170,822

Liabilities
Payable for investments purchased                                                   1,869,438       17,930,622            2,999,175
Market value of securities sold short (proceeds: USEF $706,629)                       229,525                -                    -
Variation margin on financial futures contracts payable                              212,500            11,433                    -
Dividends payable                                                                           -          371,528               37,620
Due to custodian                                                                            -            1,475                    -
Accrued expenses and other liabilities                                                 47,589           26,875              110,292
Total liabilities                                                                   2,359,052       18,341,933            3,147,087

Net Assets
Capital stock (authorized $500,000,000 par value $0.001)                          229,810,764      191,126,527           76,302,144
Distribution in excess of net investment income                                     (609,235)         (86,961)             (41,033)
Accumulated net realized gains (losses) from investments                           31,312,931        1,009,449            (250,024)
Net unrealized appreciation (depreciation) from investment activities              53,803,789        3,310,857               12,648
Net assets                                                                       $314,318,249     $195,359,872          $76,023,735

Shares outstanding                                                                 17,869,497       18,954,284            7,626,288

Net asset value, offering, and redemption value per share                              $17.59           $10.31                $9.97





Statement of Operations        For the Six Months Ended
June 30, 1998 (unaudited)



                                                                        TIFF Multi-     TIFF International         TIFF Emerging
Asset Fund                                                             Equity Fund             Markets Fund                 (MAF)
(IEF)                                                                         (EMF)
Investment income
Interest                                                                 $2,619,447        $357,242             $164,365
Dividends (net of withholding taxes: MAF $217,676; IEF $402,686)          1,857,950       3,029,497              885,545
Total investment income                                                   4,477,397       3,386,739            1,049,910

Expenses
Money manager fees                                                          315,039         326,722            1,262,877
Investment advisory fees                                                    398,844         195,293               60,603
Accounting and custody fees                                                 321,637         245,866              177,039
Administration fees                                                         109,194          71,274               22,122
Audit and legal fees                                                        104,674          82,751               60,276
Federal and state registration fees                                          67,744          24,347                9,704
Shareholder recordkeeping fees                                               13,468          11,698                5,871
Insurance expense                                                            14,128          10,427                          2,463
Amortization of organizational expenses                                       1,671           1,391                            622
Miscellaneous fees and expenses                                               6,655            3,661                          1,208

Total operating expenses                                                  1,353,054          973,430           1,602,785

Net investment income (loss)                                                        3,124,343        2,413,309           (552,875)

Net realized and  unrealized  gains  (losses)  from  investment activities  Net
realized gains (losses) from:
Investment transactions                                                               439,075       11,993,066         (3,873,841)
Short sales                                                                        (402,271)                 -                   -
Financial futures and options contracts                                             1,211,242        (768,880)                   -
Forward foreign currency contracts and foreign currency
related transactions                                                            (81,362)          112,584             308,748
Net realized gains (losses)                                                         1,166,684       11,336,770         (3,565,093)
Net change in unrealized appreciation (depreciation) from:
Investments                                                                        18,865,582        8,854,082        (13,683,523)
Short sales                                                                           258,978                -                   -
Financial futures and options contracts related transactions                       1,003,736                 -                   -
Forward currency contracts and foreign currency related transactions                   34,970           39,661              72,766
Net change in unrealized appreciation (depreciation)                               20,163,266        8,893,745        (13,610,757)

Net realized and unrealized gains from investment activities                       21,329,950       20,230,515        (17,175,850)
Net increase in net assets resulting from operations                              $24,454,293      $22,643,824       ($17,728,725)


                                                                                   TIFF U.S.            TIFF          TIFF Short-
Equity Fund                                                                        Bond Fund        Term Fund               (USEF)
(BF)                                                                                    (STF)
Investment income
Interest                                                                             $790,760       $5,881,987          $1,575,239
Dividends (net of withholding taxes: USEF $22,835 )                                 1,743,042           58,708                   -
Total investment income                                                             2,533,802        5,940,695           1,575,239

Expenses
Money manager fees                                                                    499,675           82,937              53,295
Investment advisory fees                                                              205,895           82,640               7,994
Accounting and custody fees                                                            98,080           84,510              25,150
Administration fees                                                                    75,137           45,245              14,577
Audit and legal fees                                                                   68,861           51,901              38,880
Federal and state registration fees                                                    34,198           21,948              10,441
Shareholder recordkeeping fees                                                         13,694           10,444               8,623
Insurance expense                                                                      10,999            6,732               3,177
Amortization of organizational expenses                                                 1,787              939                 255
Miscellaneous fees and expenses                                                         5,579            2,384                 576

Total expenses before waivers                                                       1,013,905          389,680             162,968

Fee waiver                                                                                  -                -              69,710

Net expenses                                                                        1,013,905          389,680              93,258
Net investment income                                                               1,519,897        5,551,015           1,481,981
Net realized and  unrealized  gains  (losses)  from  investment  activities  Net realized gains (losses) from:
Investment transactions                                                            21,695,987          892,882              20,170
Short sales                                                                           556,227                -                   -
Financial futures and options contracts                                             2,028,587          213,732               7,905
Forward foreign currency contracts and foreign currency related transactions          (1,402)               -                    -
Net realized gains                                                                 24,279,399        1,106,614              28,075
Net change in unrealized appreciation (depreciation) from:
Investments                                                                         7,144,764          100,312              26,631
Short sales                                                                         (593,663)                -                   -
Financial futures and options contracts related transactions                          559,400         (60,519)               (232)
Net change in unrealized appreciation (depreciation)                                7,110,501           39,793              26,399

Net realized and unrealized gains from investment activities                       31,389,900        1,146,407              54,474
Net increase in net assets resulting from operations                              $32,909,797       $6,697,422          $1,536,455






Statement of Changes in Net Assets

                                                         TIFF Multi-Asset Fund          TIFF International Equity Fund

                                                              Six Months                        Six Months              Year
                                                                 Ended                Year        6/30/1998             Ended
                                                              6/30/1998             Ended       (unaudited)           12/31/1997
                                                              (unaudited)        12/31/1997
Increase (decrease) in net assets from
operations
Net investment income                                        3,124,343          $11,022,582          $2,413,309       $1,746,073
Net realized gains (losses) from investment activities        1,166,684           21,368,653          11,336,770        5,550,182
Net change in unrealized appreciation (depreciation)
from investment activities                                   20,163,266         (21,284,103)           8,893,745      (6,029,163)
Net increase (decrease) in net assets resulting from
operations                                                   24,454,293           11,107,132          22,643,824        1,267,092

Dividends and distributions to members from:
Net investment income                                                -           (8,869,154)                  -       (3,052,090)
Amounts in excess of net investment income                           -           (4,258,832)                  -       (1,731,958)
Net realized gains from investment activities                        -         (19,429,947)                   -       (5,486,586)
Total dividends and distributions to members                         -          (32,557,933)                  -      (10,270,634)

Net increase (decrease) in net assets from capital
share transactions
(see Appendix D)                                             1,149,797)          185,523,998          19,001,955     30,617,333
Net increase (decrease) in net assets                        6,695,504)          164,073,197          41,645,779     21,613,791

Net assets
Beginning of period                                          82,317,398          218,244,201         241,071,898    219,458,107
End of period                                                65,621,894          382,317,398         282,717,677    241,071,898

Undistributed (distributions in excess of)
net investment income
included in net assets                                       1,134,489)         ($4,258,832)           $681,351    ($1,731,958)



                                                        TIFF Emerging Markets Fund             TIFF U.S. Equity Fund

                                                             Six Months                               Six Months           Year
                                                                Ended                  Year              Ended            Ended
                                                              6/30/1998                Ended          6/30/1998         12/31/1997
                                                             (unaudited)            12/31/1997       (unaudited)
Increase (decrease) in net assets from
operations
Net investment income                                        $552,875)             $823,121          $1,519,897      $2,962,614
Net realized gains (losses) from investment
activities                                                   ,565,093)            4,698,981          24,279,399      36,108,866
Net change in unrealized appreciation (depreciation)
from investment
activities                                                   3,610,757)          (5,120,338)          7,110,501      23,126,178
Net increase (decrease) in net assets resulting
from operations                                              7,728,725)              401,764          32,909,797      62,197,658

Dividends and distributions to members from:
Net investment income                                             -               (2,295,047)           (538,441)     (5,880,407)
Amounts in excess of net investment income                       -                (2,594,353)                  -      (1,590,691)
Net realized gains from investment activities                    -                    -                    -         (29,924,738)
Total dividends and distributions to members                     -                (4,889,400)           (538,441)    (37,395,836)

Net increase (decrease) in net assets from capital
share transactions
(see Appendix D)                                                 2,592,803          (1,412,129)          26,232,942      54,115,616
Net increase (decrease) in net assets                         (15,135,922)          (5,899,765)          58,604,298      78,917,438

Net assets
Beginning of period                                             83,836,036           89,735,801         255,713,951     176,796,513
End of period                                                   68,700,114           83,836,036         314,318,249     255,713,951

Undistributed (distributions in excess of) net
investment income
included in net assets                                        ($3,147,227)         ($2,594,353)          ($609,235)    ($1,590,691)



                                                              TIFF Bond Fund             TIFF Short-Term Fund

                                                                Six Months                               Six Months            Year
                                                                 Ended                   Year              Ended              Ended
                                                               6/30/1998                Ended             6/30/1998       12/31/1997
                                                                                      12/31/1997         (unaudited)
Increase (decrease) in net assets from operations
Net investment income                                          $5,551,015          $9,879,502          $1,481,981       $2,149,723
Net realized gains (losses) from investment activities          1,106,614             1,505,304            28,075       (131,766)
Net change in unrealized appreciation (depreciation)
from investment activities                                         39,793            2,617,325              26,399          25,667
Net increase (decrease) in net assets resulting
from operations                                                 6,697,422           14,002,131           1,536,455       2,043,624

Dividends and distributions to members from:
Net investment income                                          (5,537,557)          (9,789,136)         (1,481,312)     (2,153,026)
Amounts in excess of net investment income                              -             (100,419)                  -         (41,702)
Net realized gains from investment activities                            -         (1,323,191)                   -                -
Total dividends and distributions to members                  (5,537,557)          (11,212,746)         (1,481,312)     (2,194,728)

Net increase (decrease) in net assets from capital
share transactions
(see Appendix D)                                                20,847,951           43,071,571          41,537,307    (28,887,861)
Net increase (decrease) in net assets                           22,007,816           45,860,956          41,592,450    (29,038,965)

Net assets
Beginning of period                                            173,352,056          127,491,100          34,431,285      63,470,250
End of period                                                  195,359,872          173,352,056          76,023,735      34,431,285

Undistributed (distributions in excess of) net
investment income
included in net assets                                           ($86,961)           ($100,419)           ($41,033)       ($41,702)





TIFF Multi-Asset Fund - Financial Highlights


                                                           Six Months
                                                              Ended                Year                Year          Period from
                                                            6/30/1998             Ended               Ended          3/31/1995 *
                                                            (unaudited)        12/31/1997          12/31/1996        to 12/31/1995
Selected data for a share of capital stock outstanding for
each period.

Net asset value, beginning of period                            $11.65              $12.08               $11.13          $10.00

Income from investment operations
Net investment income                                             0.24                0.44                 0.17            0.26
Net realized and unrealized gains (losses) from investment
activities                                                        0.50                0.21                 1.45            1.14
Net increase from investment operations                           0.74                0.65                 1.62            1.40

Dividends and distributions to members
Net investment income                                                 -              (0.30)               (0.18)         (0.24)
Amounts in excess of net investment income                            -              (0.15)               (0.13)              -
Net realized gains from investment activities                         -              (0.63)               (0.36)         (0.03)
Amounts in excess of net realized gains                               -                   -                    -              -
Total dividends and distributions to members                          -              (1.08)               (0.67)         (0.27)

Net asset value, end of period                                  $12.39              $11.65               $12.08         $11.13
Total investment return (d)                                       6.35%               5.57%               14.72%         13.87%
(b)
Ratios/supplemental data
Net assets, end of period                                  $365,621,894        $382,317,398         $218,244,201    $92,629,703
Expenses to average net assets                                0.70% (a)               0.72%                1.03%          0.80%
(a) Net investment income to average net assets               1.63% (a)               3.30%                1.99%          4.00%
(a)
Portfolio turnover                                          107.02% (b)             181.51%              100.66%         97.35%
(b)


(a)        Annualized.
(b)        Not annualized.
(c) Represents total commissions paid on portfolio securities divided by the total number of shares purchased or sold on which commissions were charged.
           This disclosure is required by the SEC beginning in 1996.
(d) Total investment return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees.
*          Commencement of operations.






TIFF International Equity Fund - Financial Highlights

                                                              Six Months
                                                                 Ended            Year        Year         Year       Period from
Ended                                                          6/30/1998         Ended       Ended        Ended       5/31/1994*
                                                               (unaudited)    12/31/1997   12/31/1996   12/31/1995   to 12/31/1994
Selected data for a share of capital stock  outstanding
for each period.

Net asset value, beginning of period                             $11.77         $12.19        $10.82        $9.98       $10.00

Income from investment operations
Net investment income                                              0.12           0.17          0.10         0.15          0.05
Net realized and unrealized gains (losses) from investment
activities                                                         1.00         (0.06)         1.62         0.83           0.06
Net increase from investment operations                            1.12           0.11          1.72         0.98          0.11

Dividends and distributions to members
Net investment income                                                 -          (0.16)        (0.09)       (0.14)        (0.04)
Amounts in excess of net investment income                            -          (0.09)             -            -       (0.01)
Net realized gains from investment activities                         -          (0.28)        (0.26)            -             -
Amounts in excess of net realized gains                               -               -             -           -         (0.08)
Total dividends and distributions to members                       0.00          (0.53)        (0.35)       (0.14)        (0.13)

Net asset value, end of period                                   $12.89         $11.77        $12.19       $10.82        $9.98

Total investment return (d)                                        9.52%          0.89%        15.94%        9.85%  0.98% (b)(c)

Ratios/supplemental data
Net assets, end of period                                  $282,717,677     $241,071,898   $219,458,107  $155,421,778   $89,308,767
Expenses to average net assets                                 0.73% (a)      1.21%         1.11%        1.05%            1.08% (a)
Expenses to average net assets before expense waivers          0.73% (a)      1.21%         1.11%        1.05%            1.27% (a)
Net investment income to average net assets                    1.81% (a)      0.72%         0.91%        1.48%            0.95% (a)
Portfolio turnover                                            15.78% (b)     25.55%        32.40%       32.91%           14.71% (b)



(a)        Annualized.
(b)        Not annualized.
(c) Total investment return would have been lower had certain expenses not been waived or reimbursed. (d) Total investment return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees. * Commencement of operations.




TIFF Emerging Markets Fund- Financial Highlights

                                                              Six Months
                                                                 Ended          Year          Year      Year         Period from
                                                              6/30/1998        Ended          Ended      Ended         5/31/1994 *
                                                              (unaudited)   12/31/1997   12/31/1996   12/31/1995    to 12/31/1994
Selected data for a share of capital stock  outstanding
for each period.

Net asset value, beginning of period                              $8.09          $8.63        $8.45        $9.24        $10.00
Income from investment operations
Net investment income                                            (0.04)           0.33         0.01             -          0.01
Net realized and unrealized gains (losses) from investment
activities                                                       (1.65)          (0.36)        0.21        (0.79)        (0.71)
Net increase from investment operations                           (1.69)         (0.03)        0.22        (0.79)        (0.70)

Dividends and distributions to members
Net investment income                                                  -         (0.24)       (0.04)     (0.00) #        (0.01)
Amounts in excess of net investment income                             -         (0.27)     (0.00) #     (0.00) #            -
Net realized gains from investment activities                          -              -     (0.00) #            -             -
Amounts in excess of net realized gains                                -              -           -      (0.00) #        (0.05)
Total dividends and distributions to members                           -         (0.51)       (0.04)     (0.00) #        (0.06)

Net asset value, end of period                                    $6.40          $8.09        $8.63        $8.45          $9.24

Total investment return (d)                                 (20.89%) (b)        (0.40%)        2.51%      (8.39%)     (6.97%) (b)(c)

Ratios/supplemental data
Net assets, end of period                                   $68,700,114      $83,836,036    $89,735,801  $59,485,616    $50,032,217
Expenses to average net assets                                 3.97% (a)      1.56%         1.62%        2.35%       1.83% (a)
Expenses to average net assets before expense waivers          3.97% (a)      1.56%         1.62%        2.35%       2.25% (a)
Net investment income to average net assets                  (1.37%) (a)      0.95%         0.06%      (0.15%)       0.40% (a)
Portfolio turnover                                            24.82% (b)     72.23%        79.96%      104.30%      26.37% (b)


(a)        Annualized.
(b)        Not annualized.
(c) Total investment return would have been lower had certain expenses not been waived or reimbursed. (d) Total investment return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees.
#          Rounds to less than $0.01.
*          Commencement of operations.



TIFF U.S. Equity Fund - Financial Highlights

                                                              Six Months
                                                                  Ended       Year        Year         Year         Period from
                                                               6/30/1998     Ended        Ended       Ended          5/31/1994 *
                                                                           12/31/1997    12/31/1996  12/31/1995    to 12/31/1994
Selected data for a share of capital stock outstanding
for each period.

Net asset value, beginning of period                             $15.66         $13.74     $12.36       $10.02         $10.00
Income from investment operations
Net investment income                                              0.09           0.50       0.20         0.20            0.15
Net realized and unrealized gains (losses) from
investment activities                                              1.87           3.94       2.52         3.37             0.19
Net increase from investment operations                            1.96           4.44       2.72         3.57            0.34

Dividends and distributions to members
Net investment income                                             (0.03)         (0.40)     (0.17)       (0.22)          (0.15)
Amounts in excess of net investment income                            -          (0.11)     (0.10)            -         0.00  #
Net realized gains from investment activities                         -          (2.01)     (1.07)       (1.01)          (0.01)
Amounts in excess of net realized gains                                -              -          -            -          (0.16)
Total dividends and distributions to members                      (0.03)         (2.52)     (1.34)       (1.23)          (0.32)
Net asset value, end of period                                    $17.59        $15.66     $13.74       $12.36          $10.02
Total investment return (d)                                   12.51% (b)         33.01%     21.91%       36.02%    3.49% (b)(c)
Ratios/supplemental dat
Net assets, end of period                               $314,318,249    $255,713,951    $176,796,513    $109,900,750    $58,173,066
Expenses to average net assets                                 0.69% (a)     0.70%        0.82%           0.93%      0.85% (a)
Expenses to average net assets before expense waivers          0.69% (a)     0.70%        0.82%           0.93%      1.06% (a)
Net investment income to average net assets                    1.04% (a)     1.34%        1.41%           1.67%      2.52% (a)
Portfolio turnover                                            37.34% (b)   108.52%      105.18%         109.89%     44.59% (b)


(a)        Annualized.
(b)        Not annualized.
(c) Total investment return would have been lower had certain expenses not been waived or reimbursed. (d) Total investment return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees. # Rounds to less than $0.01. * Commencement of operations.



TIFF Bond Fund - Financial Highlights

                                                              Six Months
                                                                Ended        Year          Year          Year         Period from
                                                              6/30/1998     Ended         Ended          Ended         5/31/1994 *
                                                              (unaudited) 12/31/1997   to 12/31/1996   12/31/1995    to 12/31/1994
elected data for a share of capital stock
outstanding for each period.

Net asset value, beginning of period                             $10.24    $10.06     $10.33           $9.68          $10.00
Income from investment operations
Net investment income                                              0.31      0.64       0.67            0.67             0.36
Net realized and unrealized gains (losses) from investment
activities                                                         0.08     0.27      (0.27)           1.01           (0.32)
Net increase from investment operations                            0.38      0.91       0.40            1.68            0.04

Dividends and distributions to members
Net investment income                                             (0.31)    (0.64)     (0.67)          (0.66)          (0.36)
Amounts in excess of net investment income                             -    (0.01)   (0.00) #          (0.01)        (0.00) #
Net realized gains from investment activities                          -    (0.08)          -          (0.36)               -
Total dividends and distributions to members                      (0.31)    (0.73)     (0.67)          (1.03)          (0.36)
Net asset value, end of period                                   $10.31    $10.24     $10.06          $10.33           $9.68
Total investment return (c)                                    3.71% (b)     9.35%      3.75%          18.07%    0.46% (b)(c)
Ratios/supplemental data
Net assets, end of period                                  $195,359,872  $173,352,056  $127,491,100   $91,071,656     $79,671,253
Expenses to average net assets                                 0.43% (a)     0.56%        0.58%           0.96%       0.62% (a)
Expenses to average net assets before expense waivers          0.43% (a)     0.56%        0.58%           0.96%       0.94% (a)
Net investment income to average net assets                    6.19% (a)     6.41%        6.64%           6.34%       6.37% (a)
Portfolio turnover                                           140.36% (b)   398.16%      332.21%         406.24%     162.06% (b)


(a)        Annualized.
(b)  Not annualized.
(c) Total investment return would have been lower had certain expenses not been waived or reimbursed. # Rounds to less than $0.01.
*     Commencement of operations.




TIFF Short-Term Fund - Financial Highlights

                                                              Six Months
                                                                Ended        Year           Year       Year         Period from
                                                              6/30/1998      Ended          Ended      Ended         5/31/1994 *
                                                             (unaudited)    12/31/1997   12/31/1996   12/31/1995  to 12/31/1994
Selected data for a share of capital stock
outstanding for each period.

Net asset value, beginning of period                          $9.95       $9.99          $10.01         $10.00         $10.00
Income from investment operation
Net investment income                                          0.28        0.54            0.54           0.58           0.28
Net realized and unrealized gains (losses) from
investment activities                                          0.01       (0.02)          (0.02)          0.05           0.02
Net increase from investment operations                        0.29        0.52            0.52           0.63          0.30

Dividends and distributions to members
Net investment income                                         (0.27)      (0.55)          (0.54)         (0.58)         (0.28)
Amounts in excess of net investment income                         -      (0.01)        (0.00) #       (0.00) #      (0.00) #
Net realized gains from investment activities                      -           -               -         (0.04)         (0.01)
Amounts in excess of net realized gains                            -           -               -       (0.00) #         (0.01)
Total dividends and distributions to members                  (0.27)      (0.56)          (0.54)         (0.62)         (0.30)
Net asset value, end of period                                $9.97       $9.95           $9.99         $10.01         $10.00
Total investment return (c)                                2.88% (b)       5.30%           5.28%          6.43%      3.10% (b)
Ratios/supplemental dat
Net assets, end of period                               $76,023,735   $34,431,285     $63,470,250    $96,579,919      $34,283,424
Expenses to average net assets                             0.35% (a)      0.47%           0.36%          0.42%       0.40% (a)
Expenses to average net assets before expense waivers      0.61% (a)      0.56%           0.47%          0.54%        1.72% (a)
Net investment income to average net assets                5.54% (a)      5.53%           5.35%          5.67%        4.98% (a)


(a)        Annualized.
(b)        Not annualized.
(c) Total investment return would have been lower had certain expenses not been waived or reimbursed.
#          Rounds to less than $0.01.
*          Commencement of operations.






Notes to Financial Statements  June 30, 1998 (unaudited)


1. Organization

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the
Investment Company Act of 1940, as amended, as an open-end, management investment company. TIP currently has six active Funds: TIFF
Multi-Asset Fund ("Multi-Asset"), TIFF International Equity Fund ("International Equity"), TIFF Emerging Markets Fund ("Emerging Markets"), TIFF U.S. Equity Fund ("U.S. Equity"), TIFF Bond Fund ("Bond"), and TIFF Short-Term Fund ("Short-Term").

Investment Objectives

Fund                 Investment Objective
Multi-Asset Provide a growing stream of current income and appreciation of principal that at least offsets inflation. International Equity Provide a growing stream of current income and appreciation  of principal that at least offsets  inflation by investing in common stocks of companies  domiciled in at least ten different countries.
Emerging             Markets  Provide  appreciation  of principal  that at least
                     offsets   inflation  by  investing  in  common   stocks  of
                     companies domiciled in emerging market countries.
U.S. Equity          Provide a  growing  stream of  current  income  and
                     appreciation  of  principal  that at least  offsets
                     inflation  by  investing  in common  stocks of U.S.
                     domiciled companies.
Bond                 Provide:  (1) a hedge against deflation;  and (2) a
                     high   rate   of   current   income,   subject   to
                     restrictions   designed  to  ensure  liquidity  and
                     control exposure to interest rate and credit risk.
Short-Term Provide a high rate of current income, subject to restrictions designed to control share price volatility.

2. Summary of Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation of Investments

Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Time deposits, repurchase agreements and reverse repurchase agreements are generally valued at their cost plus accrued interest. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase was greater than 60 days. Options and future contracts are valued at the last quoted bid price, except that open future sales contracts are valued using the closing settlement price or, in the absence of such price, the most recently quoted asked price. Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting the contracts.

Certain funds invest in limited partnerships formed for the purpose of earning returns from alternative investment strategies. Investments in limited partnerships held by the Funds are presented, under procedures established by TIP's board of directors, at estimated values, which generally represent the respective Fund's proportionate share of the net assets of the investee partnerships as reported by them. These values are not necessarily indicative of the value the Funds would receive in a current sale. The Fund's proportionate share of the change in values of the investee partnerships is recorded as change in unrealized appreciation (depreciation) on investments in its statement of operations. Investments in other open-ended funds or trusts are valued at their closing net asset value per share on valuation date which is their redeemable value.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by TIP's board of directors. Such procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. At June 30, 1998, the aggregate amount of securities fair valued were as follows:

           Fund                    Amount               % of Net Assets

           Multi-Asset            $83,540,240          22.8%
           International Equity    22,568,633           8.0
           Emerging Markets        13,064,474          19.0
           U.S. Equity              8,850,283           2.8


Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed). Interest income and expenses are recorded on an accrual basis. The Funds accrete discount or amortize premium using the yield-to-maturity method on a daily basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Funds, using reasonable diligence, become aware of such dividends. The Funds use the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Income Taxes

There is no provision for Federal income or excise tax since each Fund has elected to be taxed as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of its taxable income. Net realized losses attributable to security transactions and foreign currency transactions after October 31 are treated as arising on the first day of a Fund's next fiscal year if so elected by the Fund. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation. The Funds accrue such taxes, as applicable, as a reduction from the related income, as and when such income is earned.

Expenses

Expenses directly attributable to a Fund are charged to that Fund's operations; expenses that are applicable to all Funds are allocated among them based on their relative average daily net assets. The costs incurred by TIP in connection with the organization and initial registration of shares are being amortized on a straight-line basis over a sixty-month period.

Dividends to Members
It is the policy of all Funds to declare dividends according to the following schedule:


           Fund                Dividends from Net
                               Investment Income     Capital Gains Distributions

           Multi-Asset         Semi-annually         Annually
           International EquitySemi-annually         Annually
           Emerging Markets    Annually              Annually
           U.S. Equity         Quarterly             Annually
           Bond                Daily                 Annually
           Short-Term          Daily                 Annually


Dividends from net short-term capital gains and net long-term capital gains of each Fund, if any, are normally declared and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized gain on investments. To the extent they exceed net investment income or net realized gains for tax purposes, they are reported as distributions of capital stock in excess of par value.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated at the closing rate of exchange on the valuation date; and

(ii) purchases and sales of investments, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

Forward Currency Contracts

The Funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward currency contract is extinguished through delivery, the Funds record a realized gain or loss on foreign currency related transactions equal to the difference between the value of the contract at the contract value and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and
Liabilities. In addition, the Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Appendix B to the Notes to the Financial Statements details each Fund's outstanding forward currency contracts at June 30, 1998.

Financial Futures Contracts

The Funds are engaged in trading financial futures contracts. The Funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made to or received from the broker in the amount of daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5-10% of the contract amount.

Each Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts tend to increase or decrease the Funds' exposure to the underlying instrument or hedge other Fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin included in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

At June 30, 1998, the Funds held assets with a broker as initial margin for financial futures:

                                          Segregated
           Fund                           Assets

           Multi-Asset                          $1,268,231
           International Equity                   1,385,044
           U.S. Equity                            1,385,044
           Bond                                      196,680
           Short-Term                                488,592

Appendix C of the Notes to the Financial Statements details each Fund's open futures contracts at June 30, 1998.

Short Selling

The Funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The Fund will generally borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the Fund records the proceeds as a Deposit with Broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the Fund's broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the Fund. When a closing purchase is entered into by the Fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

The Fund, in "short selling," sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the Fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the Fund may be unable to repurchase securities to close its short position except at prices above those previously quoted in the market.

Options

When a Fund purchases an option, an amount equal to the premium paid by the Fund is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option purchased. The current market value of a purchased option is the last sale price on the market on which it is principally traded. If the purchased option expires, the Fund realizes a loss in the amount of the premium originally paid. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option.

If the Fund exercises a call option, the cost of the securities acquired by exercising the call option is increased by the premium paid to buy the call option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires, the Fund realizes a gain in the amount of the premium received. If the Fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

If a written call option is exercised, the proceeds from the security sold are increased by the premium received. If a put option is exercised, the cost basis of the security purchased by the Fund is reduced by the premium received. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options present risk of loss in excess of related amounts shown on the Statement of Assets and Liabilities.

Each Fund may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Option contracts tend to increase or decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the Fund.

3. Investment Advisory Agreement and Money Manager Agreements

TIP's board of directors has approved investment advisory agreements with Foundation Advisers, Inc. ("FAI"). Each Fund pays FAI a maximum monthly fee calculated by applying the following annual rates to such Fund's average daily net assets for the month:

                                   Multi-      International Emerging   U.S.                     Short-
Assets                             Asset       Equity        Markets    Equity       Bond        Term
On the first $500 million          0.20 %      0.15 %        0.15 %     0.15 %       0.10 %      0.03 %
On the next $500 million           0.18 %      0.13 %        0.13 %     0.13 %       0.08 %      0.03 %
On the next $500 million           0.15 %      0.11 %        0.11 %     0.11 %       0.06 %      0.02 %
On the next $500 million           0.13 %      0.09 %        0.09 %     0.09 %       0.05 %      0.02 %
On the next $500 million           0.11 %      0.07 %        0.07 %     0.07 %       0.04 %      0.01 %
On the remainder (> $2.5 billion)  0.09 %      0.05 %        0.05 %     0.05 %       0.03 %      0.01 %

TIP's board of directors has approved Money Manager agreements with each of the Money Managers. Money Managers will receive annual management fees equal to a stated percentage of the value of Fund assets under management that is adjusted upwards or downwards, proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return. Certain Money Managers, however, will receive management fees equal to a flat percentage per annum of assets under management with a single rate or on a descending scale.

Appendix A to the Notes to the Financial Statements identifies Money Managers who provide services to the Funds and the minimum, and the maximum effective fee rates applicable during the six months ended June 30, 1998. Unless otherwise indicated, the management fee received by a Money Manager varies based on the Money Manager's investment performance.

Pursuant to an Administration Agreement, Investors Capital Services, Inc. (formerly AMT Capital Services, Inc.), two employees of which serve as officers of TIP, earn a fee for providing fund administration services to TIP according to the following schedule: 0.07% of the first $300 million of the average daily net assets of TIP, 0.05% of the next $2.7 billion, 0.04% of the next $2.0 billion, and 0.03% of the average daily net assets over $5.0 billion. In addition, TIP has agreed to pay Investors Capital Services, Inc. an incentive fee not to exceed 0.02% of average daily net assets for reducing the expense ratio of one or more Funds of TIP below certain levels specified for each Fund. On May 29, 1998, Investors Capital Services, Inc. became a wholly-owned subsidiary of Investors Bank and Trust Company (IBT), which is a wholly-owned subsidiary of Investors Financial Services Co., Inc. IBT serves as the Funds' custodian and accounting agent. Fees paid for services rendered by IBT are based upon assets of the Funds and on transactions entered into by the Funds during the year. Fees paid to IBT by the Funds are reflected as accounting and custody fees in the statement of operations.

During the six months ended June 30, 1998, the adviser waived and reimbursed $7,994 and $35,068, respectively, and the Fund's Money Manager waived $26,648 in fees for the Short-Term Fund.

4. Investment Transactions

Purchase cost and proceeds from sales of investment securities, other than short-term investments, for the period from January 1, 1998 to June 30, 1998 were as follows:
           Fund                           Purchases           Sales

           Multi-Asset                    $389,307,467        $405,583,254
           International Equity           60,515,886          39,976,360
           Emerging Markets               23,928,129          19,095,192
           U.S. Equity                    109,791,044         99,455,321
           Bond                           267,340,507         242,387,214
           Short-Term                     72,444,312          60,799,971

For Federal income tax purposes, the cost of securities owned at June 30, 1998, was substantially the same as for financial reporting purposes. Accordingly, the aggregate gross unrealized appreciation and depreciation and the net unrealized appreciation/(depreciation) on securities owned and securities sold short at June 30, 1998, for each Fund are as follows:

                                                                                   Net Unrealized Appreciation/
           Fund                      Gross Appreciation  Gross Depreciation              (Depreciation)

           Multi-Asset                   $38,589,572          ($25,172,030)         $13,417,542
           International Equity             62,373,764        (30,987,784)          31,385,980
           Emerging Markets                   3,302,550       (25,327,781)         (22,025,231)
           U.S. Equity                      59,128,858          (6,469,723)         52,659,135
           Bond                               3,959,978            (609,505)          3,350,473
           Short-Term                            44,918              (34,609)            10,309


5. Repurchase and Reverse Repurchase Agreements

Each Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to a Fund and repurchase such securities from such Fund at a mutually agreed upon price and date.

Each Fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases U.S. Government securities from a Fund and such Fund agrees to repurchase the securities at an agreed upon price and date.

Each Fund will engage in repurchase and reverse repurchase transactions with parties approved by the Fund's board of directors on the basis of such party's creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. The Funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Funds require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

6. Capital Share Transactions

As of June 30, 1998, each Fund has 500,000,000 shares of $0.001 par value capital stock authorized. The Funds may charge entrance or exit fees on subscriptions or redemptions, respectively. While there are no sales commissions (loads) or 12b-1 fees, the U.S. Equity Fund assesses entry and exit fees of 0.25% of capital invested or redeemed; the Multi-Asset and International Equity Funds assess entry and exit fees of 0.75%; and the Emerging Markets Fund assesses entry and exit fees of 1.00%. These fees, which are paid to the Funds directly, not to FAI or other vendors supplying services to the Funds, are designed to allocate transactions costs associated with purchases and redemptions of Fund's shares. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at FAI's discretion when the purchase or redemption will not result in significant transaction costs for the affected Fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the Funds and included in proceeds from shares sold or deducted from distributions for redemptions. Transactions in capital stock are listed in Appendix D to the Notes to the Financial Statements.

7.  Securities Lending

The Funds may lend portfolio securities to qualified borrowers. The terms of the lending agreements require that loans are secured at all times by cash or U.S. government securities in an amount greater than 102% of the market value of the securities loaned (105% in case of foreign securities), plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. IBT acts as the Funds' lending agent. If cash collateral is received, the lending agent invests the amounts received in short-term securities and cash equivalents on behalf of the Funds. At June 30, 1998, the Funds with securities on loan received cash as collateral which was subsequently invested in cash equivalents. Any income earned on such investments in excess of agency fees and of a predetermined rebate to the borrowers is earned by the Funds and is recorded by the Funds as interest income.

As of June 30, 1998, the value of the securities loaned and the amount of cash collateral received with respect to such loans were as follows:

                                          Value of Loaned     Cash
           Fund                           Securities         Collateral Received

           International Equity           $12,093,652         $12,107,677
           Emerging Markets               2,987,143           3,118,543

IBT has confirmed to the Funds that it received approximately $27,000 and $12,000 in agency fees from the International Equity and Emerging Markets Funds, respectively.

8.  Delayed Delivery Transactions

The Funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds identify in their records securities as segregated with a value at least equal to the amount of the purchase commitment.

The Bond Fund enters into "TBA" (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of Investments" above. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the Fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Fund's Money Manager deems it appropriate to do so.

The Bond Fund enters into TBA sale commitments to hedge its portfolio or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of Investments" above. The contract is marked to market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

9.  Concentration of Risks

The Multi-Asset, Bond, and Short-Term Funds invest in fixed income securities issued by banks and other financial companies the market values of which may change in response to interest rate changes. Although, the Multi-Asset, Bond, and Short-Term Funds generally maintain diversified portfolios, the ability of the issuers of the respective Fund's portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The Multi-Asset, International Equity, and Emerging Markets Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. While the Funds' investment in emerging markets debt is limited, the yields of these obligations reflect perceived credit risk.

10.   Principal Members

The schedule below shows the number of Members each owning 10% or more of a Fund and the total percentage of the Fund held by such Members.

           Fund                           Number              % of Fund Held

           Multi-Asset                    1                   11
           International Equity Fund      2                   41
           Emerging Markets Fund          3                   50
           U.S. Equity Fund               2                   24
           Bond Fund                      1                   14
           Short-Term Fund                2                   58









Appendix A

Money Manager Fee as Percent of Average Net Assets Managed for the Six Months Ended June 30, 1998

                                                                                             Effective
                                                              Minimum              Maximum   Fee Rate  (c)
           TIFF Multi-Asset Fund

           Bee & Associates, Inc.                             0.15                 2.00                0.16
           Grantham, Mayo, Van Otterloo & Co.                 0.30                 1.00                0.00 (d)
           Harding, Loevner Management, LP                    0.10                 1.50                0.10
           Seix Investment Advisors, Inc.                     0.10                 0.80                0.10
           Standard Pacific Capital LLC                       0.15                 2.00                0.38
           Wellington Management Company LLP                  0.45*                0.45                0.45


           TIFF International Equity Fund

           Bee & Associates, Inc.                             0.15                 2.00                0.55
           Delaware International Advisers, Ltd.              0.30*                0.50                0.50
           Harding, Loevner Management, LP                    0.10                 1.50                0.10
           Marathon Asset Management, Ltd.                    0.15                 1.60                0.15
           Mercury Asset Management International, Ltd.       0.50**               0.50                0.50


           TIFF Emerging Markets Fund

           Emerging Markets Management                        0.40                 3.00                5.77 (a)
           Lazard Freres Asset Management                     0.50**               0.50                0.50


           TIFF U.S. Equity Fund

           Martingale Asset Management, LP                    0.05*                0.10                0.10
           Palo Alto Investors                                0.10                 2.00                0.10
           Shapiro Capital Management                         0.50                 0.95                0.50
           Westport Asset Management, Inc.                    0.15                 2.00                1.43


           TIFF Bond Fund

           Atlantic Asset Management Partners, LLC            0.10                 0.60                0.10
           Seix Investment Advisors, Inc                      0.10                 0.80                0.12
           Smith Breeden Associates, Inc.                     0.10                 0.85                0.10


           TIFF Short-Term Fund

           Fischer Francis Trees & Watts, Inc.                0.15*                0.20                0.10 (b)




           * Money Manager receives a fee that does not include performance component.
           ** Money Manager receives a straight asset-based fee regardless of the amount of assets managed for TIP (i.e., there are neither "breakpoints" in the fee agreement nor a performance component).
           (a) Rate includes a 1997 performance fee adjustment paid in 1998 in accordance with the Money Manager Agreement.
           (b) The Money Manager has agreed to voluntarily waive a portion of its Money Manager fee.
           (c)       Annualized after fee waivers.
           (d) The Money Manager received no fees as the assets managed represented investments in affiliated mutual funds.



Appendix B

Open Forward Currency Contracts


                     U.S. Dollar                       Foreign Currency         Unrealized Appreciation
Contracts            Receivable (Payable)              Receivable (Payable)       (Depreciation)

                     Multi-Asset Fund

                     Buy Contracts - Forwards
           5,114,085 Danish Krone 7/15/98                   ($749,992)        $750,559        $567
           2,405,000 Finnish Markka 7/15/98                 (442,182)          439,037       (3,145)
           4,407,042 French Franc 7/15/98                   (740,250)          729,498      (10,752)
            464,487  German Deutsche Mark 7/15/98           (259,625)          257,574       (2,051)
           66,416    Great British Pound 7/15/98            (110,782)          110,809           27
           1,061,028,359       Italian Lira 7/15/98         (601,505)          597,268        (4,237)
           3,050,000 Japanese Yen 7/15/98                    (21,390)           22,042           652
           393,033   Norwegian Krone 7/15/98                  (52,604)          51,287        (1,317)
           118,979,974         Portuguese Escudo 7/15/98     (651,005)         644,463        (6,542)
           1,400,000 Spanish Peseta 7/15/98                    (9,268)           9,151          (117)
           5,732,992 Swedish Krona 7/15/98                   (740,763)         719,055       (21,708)
           970,951   Swiss Franc 7/15/98                     (650,736)         641,309         (9,427)
                     Total                                                                    (58,050)

                     Buy Contracts - Spots
                    1,721,983  French Franc 7/31/98         (285,041)         285,203             162
           161,553   German Deutsche Mark 7/6/98             (89,493)          89,518              25
           3,034,743 Japanese Yen 7/2/98                     (21,423)          21,888             465
           2,808,400 Japanese Yen 7/6/98                     (20,349)          20,256             (93)
           116,431   Netherlands Guilder 7/1/98              (57,024)          57,252             228
           58,210    Netherlands Guilder 7/2/98              (28,499)          28,625             126
                     Total                                                                        913

                     Sell Contracts - Forwards
           5,114,085 Danish Krone 7/15/98                    743,693        (744,582)            (889)
            2,405,000          Finnish Markka 7/15/98        446,901        (439,037)           7,864
           39,193,981          French Franc 7/15/98        6,526,686       (6,487,719)          38,967
            1,741,094          German Deutsche Mark 7/15/98   978,377        (965,595)          12,782
           1,013,696 Great British Pound 7/15/98            1,669,495      (1,691,265)        (21,770)
           2,554,698,646       Italian Lira 7/15/98         1,422,010       (1,438,076)        (16,066)
           3,050,000 Japanese Yen 7/15/98                      22,150          (22,042)            108
           738,484   Netherlands Guilder 7/15/98              367,584        (363,454)           4,130
            1,957,104          Norwegian Krone 7/15/98        260,253         (255,383)          4,870
           118,979,974         Portuguese Escudo 7/15/98      633,058        (644,463)         (11,405)
           47,465,499          Spanish Peseta 7/15/98         311,753        (310,262)           1,491
           11,856,675          Swedish Krona 7/15/98        1,535,378      (1,487,113)          48,265
           4,080,317 Swiss Franc 7/15/98                    2,739,131      (2,695,200)          43,931
                     Total                                                                     112,278

                     Sell Contracts - Spots
           85,974    French Franc 7/31/98                      14,229         (14,236)             (7)
           19,249    German Deutsche Mark 7/1/98               10,617          (10,667)           (50)
           51,854    German Deutsche Mark 7/6/98               28,725          (28,733)            (8)
           54,192    Great British Pound 7/1/98                90,371          (90,485)          (114)
           578,637   Japanese Yen 7/2/98                        4,124           (4,173)           (49)
           31,034,325          Japanese Yen 7/6/98            224,870         (223,837)          1,033
            14,259   Malaysian Ringgit 7/1/98                   3,564           (3,440)            124
           14,195    Malaysian Ringgit 7/2/98                   3,485           (3,423)             62
           10,430    Malaysian Ringgit 7/7/98                   2,532           (2,518)             14
           884,235   New Mexican Peso 7/1/98                    97,933         (98,434)           (501)
            928,280  New Mexican Peso 7/2/98                   103,487        (103,337)            150
           550,943   South African Rand 7/7/98                  91,633         (93,288)         (1,655)
           5,044,820 Swedish Krona 7/1/98                      631,471         (632,742)        (1,271)
                     Total                                                                      (2,272)

                     Net unrealized appreciation                                               $52,869

                     International Equity Fund

                     Sell Contracts - Forward
           303,825,000         Japanese Yen 8/11/98           $2,500,000        ($2,204,669)   $295,331

                     Sell Contracts - Spots
           1,696,532 Belgian Franc 7/1/98                         45,284            (45,615)       (331)
           1,474,650 Italian Lira 7/2/98                             832               (830)           2
                     Total                                                                         (329)

                     Net Unrealized Appreciation                                                $295,002




Appendix C

                         Open Futures Contracts as of June 30, 1998


Number of                      Cost             Value at           Appreciation
Contracts                    (Proceeds)       June 30, 1998       (Depreciation)

Multi-Asset Fund

         Long Futures Contracts
   71    Sep 1998 S&P 500         $19,414,700         $20,288,250     $873,550
   21    Sep 1998 U.S. Treasury
         Bonds                      2,545,266           2,595,469       50,203
   30    Sep 1998 Russell           6,623,125           6,935,250      312,125
         Short Futures Contracts
   30    Sep 1998 CAC 40           $3,985,282         ($4,210,518)    (225,236)
         Total                                                       $1,010,642
U.S. Equity Fund
Long Futures Contracts
   100   Sep 1998 S&P 500         $27,907,450         $28,575,000      $667,550


         Bond Fund

         Long Futures Contracts
   16    Sep 1998 5-Year Note     $1,747,797          $1,755,000         $7,203
   3     Sep 1998 U.S. 30-Year
         T-Bond                      364,777             370,781          6,004
   5     Sep 1998 CME Euro         1,178,853           1,178,812           (41)
   5     Dec 1998 CME Euro         1,178,041           1,178,375           334
   5     Mar 1999 CME Euro         1,178,353           1,179,063           710
   5     Jun 1999 CME Euro         1,177,916           1,178,750           834
   4     Sep 1999 CME Euro           942,033             942,700           667
   4     Dec 1999 CME Euro           940,933             941,700           767
   2     Mar 2000 CME Euro           470,816             471,100           284

         Short Futures Contracts
   (80)  Sep 1998 U.S. 10-Year
         T-Notes                 ($9,055,338)        ($9,107,500)      (52,162)
   (3)   Sep 1998 CME Euro          (705,675)           (707,287)       (1,612)
   (1)   Sep 1998 5-Year Note       (109,297)           (109,688)         (391)
   (3)   Mar 1999 CME Euro          (705,225)           (707,438)       (2,213)

         Total                                                        ($39,616)
         Short-Term Fund
         Long Futures Contracts
   39    Dec 1998 Euro             $9,189,564          $9,191,325        $1,761
   14    Sep 1998 Euro              3,300,097           3,300,675           578

         Total                                                           $2,339


Appendix D

Capital Share Transactions


           Six Months Ended 6/30/1998
           (unaudited)                                  Year Ended 12/31/1997

Multi-Asset Fund     Shares               Amount         Shares              Amount
Shares Sold          958,046            $11,632,086     16,711,363       $ 211,966,687
Shares Reinvested          -                    -        2,238,996          26,221,425
Exit/Entrance Fee          -                376,785              -           1,224,865
Subtotal             958,046             12,008,871      18,950,359        239,412,977
Shares Redeemed   (4,278,807)          (53,158,668)      (4,198,208)       (53,888,979)
Net Increase      (3,320,761)         ($41,149,797)      14,752,151       $185,523,998

           Six Months Ended 6/30/1998
           (unaudited)                                   Year Ended 12/31/1997
International
Equity Fund          Shares               Amount          Shares             Amount
Shares Sold          1,931,922          $24,893,912        2,546,568       $31,880,666
Shares Reinvested            -                    -          788,565         9,438,744
Exit/Entrance Fees           -              196,890                -           227,931
Subtotal             1,931,922           25,090,802        3,335,133        41,547,341
Shares Redeemed      (474,632)          (6,088,847)        (862,899)       (10,930,008)
Net Increase         1,457,290          $19,001,955       $2,472,234       $30,617,333

           Six Months Ended 6/30/1998
           (unaudited)                                   Year Ended 12/31/1997
Emerging Markets
Fund                  Shares               Amount          Shares            Amount
Shares Sold          474,543            $3,306,551         1,705,875       $15,529,455
Shares Reinvested          -                    -            482,627         3,919,420
Exit/Entrance Fees         -               37,223                  -           367,820
Subtotal             474,543            3,343,774          2,188,502        19,816,695
Shares Redeemed      (92,072)           (750,971)         (2,226,500)      (21,228,824)
Net Increase/
(Decrease)           382,471           2,592,803             (37,998)      ($1,412,129)

           Six Months Ended 6/30/1998
           (unaudited)                                   Year Ended 12/31/1997
U.S. Equity Fund     Shares                Amount           Shares           Amount
Shares Sold          3,062,512          $51,485,037        2,063,678       $32,136,175
Shares Reinvested       15,046              271,136        1,755,692        27,538,988
Exit/Entrance Fees           -              169,260                -            86,917
Subtotal             3,077,558           51,925,433        3,819,370        59,762,080
Shares Redeemed      (1,539,998)          (25,692,491)      (360,988)       (5,646,464)
Net Increase          1,537,560           $26,232,942      3,458,382       $54,115,616

           Six Months Ended 6/30/1998
           (unaudited)                                   Year Ended 12/31/1997
Bond Fund            Shares              Amount             Shares             Amount
Shares Sold          2,451,808            $25,164,700       5,708,623     $57,808,297
Shares Reinvested      345,061              3,540,021         697,803       6,985,148
Subtotal             2,796,869             28,704,72        6,406,426      64,793,445
Shares Redeemed       (764,133)           (7,856,770)      (2,162,530)    (21,721,874)
Net Increase         2,032,736            $20,847,951       4,243,896     $43,071,571

           Six Months Ended 6/30/1998
           (unaudited)         Year Ended 12/31/1997
Short-Term Fund      Shares              Amount             Shares            Amount
Shares Sold        5,661,551              $56,448,347       4,512,506     $44,996,755
Shares Reinvested    125,313                1,249,492         162,340       1,626,271
Subtotal           5,786,864                7,697,839       4,674,846      46,623,026
Shares Redeemed   (1,620,417)             (16,160,532)     (7,569,665)    (75,510,887)
Net Increase/
(Decrease)         4,166,447              $41,537,307      (2,894,819)   ($28,887,861)






Appendix E

Summary of Transactions with Affilitated Companies during the Six Months Ended June 30, 1998
(unaudited)


                                                                                                                 Change
                                                                                                             in Unrealized
                                                              Realized           Dividend     Value at        Appreciation
Affiliate           Purchase Cost       Sales Proceeds        Gain (Loss)         Income    6/30/1998         (Depreciation)

Multi-Asset
    Grantham, Mayo,
    Van Otterloo & Co.     $0           $33,794,354         ($5,164,316)         $0      $9,390,486           ($365,605)

International Equity
    Investible Emerging
    Markets
    Country Fund LP         -                     -                  -              -    11,468,633          ($4,119,535)

Emerging Markets
           Investible
Emerging Markets
    Country Fund LP     96,154                    -                   -              -   $6,148,604            ($826,747)



These  transactions   represent   investments  in  pooled  investment   vehicles
affiliated with the indicated Money Managers. No sales commissions were incurred by the Funds in connection with these transactions.



TIFF INVESTMENT PROGRAM

ADVISER
Foundation Advisers, Inc.
2405 Ivy Road
Charlottesville, VA 22903
phone      (804) 817-8433
fax        (804) 817-8231

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
Investors Bank & Trust Company
Box 1537
Boston, MA  02205

FUND ADMINISTRATOR
AND DISTRIBUTOR
Investors Capital Services, Inc.
600 Fifth Avenue, 26th Floor
New York, NY  10020

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, DC  20005

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY  10036


MONEY MANAGERS
TIFF Multi-Asset Fund
Bee & Associates, Inc.
Grantham, Mayo, Van Otterloo & Co.
Harding, Loevner Management, LP
Seix Investment Advisors, Inc.
Standard Pacific Capital LLC
Wellington Management Company LLP
TIFF International Equity Fund
Bee & Associates, Inc.
Delaware International Advisers, Ltd.
Harding, Loevner Management, LP
Marathon Asset Management, Ltd.
Mercury Asset Management International, Ltd.
TIFF Emerging Markets Fund
Emerging Markets Management
Lazard Freres Asset Management
TIFF U.S. Equity Fund
Martingale Asset Management, LP
Palo Alto Investors
Shapiro Capital Management
Westport Asset Management, Inc.
TIFF Bond Fund
Atlantic Asset Management Partners, Inc.
Seix Investment Advisors, Inc.
Smith Breeden Associates, Inc.
TIFF Short-Term Fund
Fischer Francis Trees & Watts, Inc.